Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Investment properties, at cost	$ 27,508,735	$ 25,336,189
Less - accumulated depreciation	7,711,304	7,004,534
Investment properties, net	19,797,431	18,331,655
Cash and cash equivalents	796,718	3,957,718
Tenant receivables and accrued revenue, net	426,736	402,729
Investment in unconsolidated entities, at equity	1,390,105	1,468,577
Deferred costs and other assets	1,795,439	1,155,587
Note receivable from related party	651,000	632,000
Total assets	24,857,429	25,948,266
LIABILITIES:
Mortgages and other indebtedness	17,473,760	18,630,302
Accounts payable, accrued expenses, intangibles, and deferred revenues	993,738	987,530
Cash distributions and losses in partnerships and joint ventures, at equity	485,855	457,754
Other liabilities and accrued dividends	184,855	159,345
Total liabilities	19,138,208	20,234,931
Commitments and contingencies
Limited partners' preferred interest in the Operating Partnership and noncontrolling redeemable interests in properties	85,469	125,815
Series I 6% convertible perpetual preferred stock, 19,000,000 shares authorized, 0 and 8,091,155 issued and outstanding, respectively, at liquidation value		404,558
Capital stock (850,000,000 total shares authorized, $.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Series J 8 3/8% cumulative redeemable preferred stock, 1,000,000 shares authorized, 796,948 issued and outstanding, with a liquidation value of $39,847	45,375	45,704
Common stock	30	29
Capital in excess of par value	8,059,852	7,547,959
Accumulated deficit	(3,114,571)	(2,955,671)
Accumulated other comprehensive income (loss)	6,530	(3,088)
Common stock held in treasury at cost, 4,003,451 and 4,126,440 shares, respectively	(166,436)	(176,796)
Total stockholders' equity	4,830,780	4,458,137
Noncontrolling interests	802,972	724,825
Total equity	5,633,752	5,182,962
Total liabilities and equity	24,857,429	25,948,266
Class A common stock
Capital stock (850,000,000 total shares authorized, $.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock	30	29
Class B common stock
Capital stock (850,000,000 total shares authorized, $.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Series I 6% convertible perpetual preferred stock, shares authorized	19,000,000	19,000,000
Series I 6% convertible perpetual preferred stock, shares issued	0	8,091,155
Series I 6% convertible perpetual preferred stock, shares outstanding	0	8,091,155
Capital stock, total shares authorized	850,000,000	850,000,000
Capital stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Capital stock, shares of excess common stock	238,000,000	238,000,000
Capital stock, authorized shares of preferred stock	100,000,000	100,000,000
Series J 8 3/8% cumulative redeemable preferred stock, shares authorized	1,000,000	1,000,000
Series J 8 3/8% cumulative redeemable preferred stock, shares issued	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, shares outstanding	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, liquidation value (in dollars)	$ 39,847	$ 39,847
Common stock held in treasury, shares	4,003,451	4,126,440
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	511,990,000	511,990,000
Common stock, shares issued	296,957,360	289,866,711
Common stock, shares outstanding	296,957,360	289,866,711
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	8,000	8,000
Common stock, shares outstanding	8,000	8,000

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUE:
Minimum rent	$ 2,429,519	$ 2,316,838	$ 2,291,919
Overage rent	110,621	84,922	100,222
Tenant reimbursements	1,083,780	1,062,227	1,065,957
Management fees and other revenues	121,207	124,059	132,471
Other income	212,503	187,170	192,586
Total revenue	3,957,630	3,775,216	3,783,155
EXPENSES:
Property operating	414,264	425,703	455,874
Depreciation and amortization	982,820	997,598	969,477
Real estate taxes	345,960	333,957	334,657
Repairs and maintenance	102,425	91,736	107,879
Advertising and promotion	97,194	93,565	96,783
Provision for credit losses	3,130	22,655	24,035
Home and regional office costs	109,314	110,048	144,865
General and administrative	21,267	18,124	20,987
Impairment charge		197,353	16,489
Transaction expenses	68,972	5,697
Other	68,045	72,088	69,061
Total operating expenses	2,213,391	2,368,524	2,240,107
OPERATING INCOME	1,744,239	1,406,692	1,543,048
Interest expense	(1,027,091)	(992,065)	(947,140)
Loss on extinguishment of debt	(350,688)		(20,330)
Income tax (expense) benefit of taxable REIT subsidiaries	(1,734)	5,220	(3,581)
Income from unconsolidated entities	75,921	40,220	32,246
Impairment charge from investments in unconsolidated entities	(8,169)	(42,697)	(4,683)
Gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net	321,036	(30,108)
Consolidated income from continuing operations	753,514	387,262	599,560
Discontinued operations			(25)
CONSOLIDATED NET INCOME	753,514	387,262	599,535
Net income attributable to noncontrolling interests	136,476	77,855	135,899
Preferred dividends	6,614	26,309	41,119
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	610,424	283,098	422,517
BASIC EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders (in dollars per share)	$ 2.1	$ 1.06	$ 1.88
DILUTED EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders (in dollars per share)	$ 2.1	$ 1.05	$ 1.87
Consolidated Net Income	753,514	387,262	599,535
Unrealized gain (loss) on interest rate hedge agreements	28,045	1,509	(50,973)
Net loss on derivative instruments reclassified from accumulated other comprehensive loss into interest expense	(15,769)	(14,754)	(3,205)
Currency translation adjustments	(20,590)	(8,244)	(6,953)
Changes in available-for-sale securities and other	19,934	224,694	(168,619)
Comprehensive income	765,134	590,467	369,785
Comprehensive income attributable to noncontrolling interests	138,478	119,082	89,302
Comprehensive income attributable to common stockholders	$ 626,656	$ 471,385	$ 280,483

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated Net Income	$ 753,514	$ 387,262	$ 599,535
Adjustments to reconcile consolidated net income to net cash provided by operating activities -
Depreciation and amortization	1,016,027	1,009,490	956,827
Loss on debt extinguishment	350,688
Impairment charges	8,169	240,050	21,172
(Gain) loss upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net	(321,036)	30,108
Straight-line rent	(24,487)	(24,653)	(33,672)
Equity in income of unconsolidated entities	(75,921)	(40,220)	(32,246)
Distributions of income from unconsolidated entities	109,050	105,318	118,665
Changes in assets and liabilities -
Tenant receivables and accrued revenue, net	2,144	37,465	(14,312)
Deferred costs and other assets	(40,388)	(28,089)	(21,295)
Accounts payable, accrued expenses, intangibles, deferred revenues and other liabilities	(22,550)	3,789	41,213
Net cash provided by operating activities	1,755,210	1,720,520	1,635,887
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions	(976,276)
Funding of loans to related parties	(29,500)	(120,000)	(8,000)
Repayments on loans to related parties	10,500	8,700	35,300
Capital expenditures, net	(256,312)	(376,275)	(874,286)
Cash from acquisitions and cash impact from the consolidation of properties	27,015
Net proceeds from sale of assets and interest in unconsolidated entities	301,425	33,106
Investments in unconsolidated entities	(193,925)	(107,204)	(137,509)
Purchase of marketable and non-marketable securities	(16,157)	(132,984)	(355,994)
Sale of marketable securities	26,175	74,116	8,997
Purchase of loans held for investment	(433,033)
Repayments of loans held for investment	37,574
Distributions of capital from unconsolidated entities and other	255,819	201,550	309,217
Net cash used in investing activities	(1,246,695)	(418,991)	(1,022,275)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock and other	4,166	1,642,228	11,106
Purchase of limited partner units			(16,009)
Preferred stock redemptions	(10,994)	(87,689)	(1,845)
Distributions to noncontrolling interest holders in properties	(24,615)	(30,706)	(28,251)
Contributions from noncontrolling interest holders in properties	1,058	2,795	4,005
Preferred distributions of the Operating Partnership	(2,315)	(11,885)	(17,599)
Preferred dividends and distributions to stockholders	(763,881)	(148,507)	(852,446)
Distributions to limited partners	(153,247)	(25,658)	(205,850)
Loss on debt extinguishment	(350,688)
Mortgage and other indebtedness proceeds, net of transaction costs	3,858,815	3,220,706	4,456,975
Mortgage and other indebtedness principal payments	(6,227,814)	(2,678,639)	(3,692,136)
Net cash (used in) provided by financing activities	(3,669,515)	1,882,645	(342,050)
(DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(3,161,000)	3,184,174	271,562
CASH AND CASH EQUIVALENTS, beginning of year	3,957,718	773,544	501,982
CASH AND CASH EQUIVALENTS, end of year	$ 796,718	$ 3,957,718	$ 773,544

Consolidated Statements of Equity (USD $) In Thousands	Preferred Stock Series J Preferred stock	Common Stock	Accumulated Other Comprehensive Income (Loss)	Capital in Excess of Par Value	Accumulated Deficit	Common Stock Held in Treasury	Noncontrolling interests	Total
Balance at Dec. 31, 2007	$ 46,361	$ 23	$ 18,087	$ 5,067,718	$ (2,096,949)	$ (213,606)	$ 592,978	$ 3,414,612
Increase (decrease) in equity
Conversion of limited partner units (common shares: 247,640 in 2010; 1,866,474 in 2009; 2,574,608 in 2008, Note 10)		1		31,350			(31,351)
Stock options exercised (common shares: 178,683 in 2010; 181,850 in 2009; 282,106 in 2008)				11,886				11,886
Series I preferred unit conversion to limited partner units							74,695	74,695
Series I preferred stock conversion to common stock (7,871,276 and 6,437,072 preferred shares to 6,670,589 and 5,151,776 common shares in 2010 and 2008, respectively)				321,854				321,854
Series J preferred stock premium amortization	(329)							(329)
Stock incentive program (net common shares: 116,726 in 2010; 254,227 in 2009; and 276,872 in 2008)				(27,396)		27,396
Amortization of stock incentive				28,640				28,640
Other				(450)	(6,170)		(10,908)	(17,528)
Adjustment to limited partners' interest from increased ownership in the Operating Partnership				(23,455)			23,455
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests					(852,446)		(205,850)	(1,058,296)
Distributions to other noncontrolling interest partners							(25,753)	(25,753)
Other comprehensive income (loss)			(183,153)				(46,597)	(229,750)
Net income, excluding $2,315, $11,885, and $17,599 attributable to preferred interests in the Operating Partnership during 2010, 2009, and 2008, respectively					463,636		118,300	581,936
Balance at Dec. 31, 2008	46,032	24	(165,066)	5,410,147	(2,491,929)	(186,210)	488,969	3,101,967
Increase (decrease) in equity
Conversion of limited partner units (common shares: 247,640 in 2010; 1,866,474 in 2009; 2,574,608 in 2008, Note 10)		0		24,033			(24,033)	0
Public offerings of common stock (40,250,000 common shares)		4		1,638,336				1,638,340
Stock options exercised (common shares: 178,683 in 2010; 181,850 in 2009; 282,106 in 2008)				4,725				4,725
Series J preferred stock premium amortization	(328)							(328)
Conversion of Series C preferred Units to limited partner units							763	763
Issuance of limited partner units with the redemption of the Series C preferred units							1,875	1,875
Issuance of limited partner units with the redemption of the Series D preferred units							38,086	38,086
Stock incentive program (net common shares: 116,726 in 2010; 254,227 in 2009; and 276,872 in 2008)				(9,414)		9,414
Amortization of stock incentive				22,870				22,870
Other				(508)	(4,141)		70	(4,579)
Adjustment to limited partners' interest from increased ownership in the Operating Partnership				(162,732)			162,732
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests					(769,008)		(159,392)	(928,400)
Stock and units issued to common shareholders and limited partners (11,876,076 common shares)		1		620,502			133,734	754,237
Distributions to other noncontrolling interest partners							(25,176)	(25,176)
Other comprehensive income (loss)			161,978				41,227	203,205
Net income, excluding $2,315, $11,885, and $17,599 attributable to preferred interests in the Operating Partnership during 2010, 2009, and 2008, respectively					309,407		65,970	375,377
Balance at Dec. 31, 2009	45,704	29	(3,088)	7,547,959	(2,955,671)	(176,796)	724,825	5,182,962
Increase (decrease) in equity
Conversion of limited partner units (common shares: 247,640 in 2010; 1,866,474 in 2009; 2,574,608 in 2008, Note 10)				3,866			(3,866)
Issuance of limited partner units							162,987	162,987
Stock options exercised (common shares: 178,683 in 2010; 181,850 in 2009; 282,106 in 2008)				5,006				5,006
Series I preferred unit conversion to limited partner units							50,874	50,874
Series I preferred stock conversion to common stock (7,871,276 and 6,437,072 preferred shares to 6,670,589 and 5,151,776 common shares in 2010 and 2008, respectively)		1		393,563				393,564
Series J preferred stock premium amortization	(329)							(329)
Stock incentive program (net common shares: 116,726 in 2010; 254,227 in 2009; and 276,872 in 2008)				(10,360)		10,360
Amortization of stock incentive				16,839				16,839
Other				(749)	(12,057)		13,799	993
Adjustment to limited partners' interest from increased ownership in the Operating Partnership				103,728			(103,728)
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests					(763,881)		(153,247)	(917,128)
Distributions to other noncontrolling interest partners							(24,835)	(24,835)
Other comprehensive income (loss)			9,618				2,002	11,620
Net income, excluding $2,315, $11,885, and $17,599 attributable to preferred interests in the Operating Partnership during 2010, 2009, and 2008, respectively					617,038		134,161	751,199
Balance at Dec. 31, 2010	$ 45,375	$ 30	$ 6,530	$ 8,059,582	$ (3,114,571)	$ (166,436)	$ 802,972	$ 5,633,752

Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Share data	1 Months Ended		12 Months Ended
	May 31, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Equity
Conversion of limited partner units, common shares			247,640	1,866,474	2,574,608
Conversion of Class C stock, shares					4,000
Public offering of common stock, shares (in shares)	23,000,000	17,250,000		40,250,000
Stock options exercised, common shares			178,683	181,850	282,106
Series I preferred stock conversion to common stock, preferred shares			7,871,276		6,437,072
Series I preferred stock conversion to common stock, common shares			6,670,589		5,151,776
Stock incentive program, shares, net			116,726	254,227	276,872
Stock issued to common shareholders and limited partners, common shares				11,876,076
Net income attributable to preferred interests in the Operating Partnership (in dollars)			$ 2,315	$ 11,885	$ 17,599

Organization	12 Months Ended
Dec. 31, 2010
Organization
Organization

1.    Organization

            Simon Property Group, Inc. is a Delaware corporation that operates as a self-administered and self-managed real estate investment trust, or REIT, under the Internal Revenue Code. Simon Property Group, L.P., or the Operating Partnership, is our majority-owned partnership subsidiary that owns all of our real estate properties. In these notes to consolidated financial statements, the terms "we", "us" and "our" refer to Simon Property, the Operating Partnership, and their subsidiaries.

            We own, develop and manage retail real estate properties, which consist primarily of regional malls, Premium Outlets®, The Mills®, and community/lifestyle centers. As of December 31, 2010, we owned or held an interest in 338 income-producing properties in the United States, which consisted of 161 regional malls, 58 Premium Outlets, 66 community/lifestyle centers, 36 properties acquired in the 2007 acquisition of The Mills Corporation, or the Mills acquisition, and 17 other shopping centers or outlet centers in 41 states and Puerto Rico. Of the 36 properties acquired in the Mills portfolio, 16 of these properties are The Mills, 16 are regional malls, and four are community centers. Internationally, as of December 31, 2010, we had ownership interests in 45 European shopping centers in Italy, eight Premium Outlets in Japan, one Premium Outlet in Mexico, and one Premium Outlet in South Korea. On July 15, 2010, we and our joint venture partner sold our collective interests in Simon Ivanhoe S.à.r.l., or Simon Ivanhoe, which owned seven shopping centers located in France and Poland.

            We generate the majority of our revenues from leases with retail tenants including:

  •
  Base minimum rents,

  •
  Overage and percentage rents based on tenants' sales volume, and

  •
  Recoveries of substantially all of our recoverable expenditures, which consist of property operating, real estate taxes, repair and maintenance, and advertising and promotional expenditures.

            Revenues of our management company, after intercompany eliminations, consist primarily of management fees that are typically based upon the revenues of the property being managed.

            We also generate supplemental revenue from the following activities:

  •
  Establishing our malls as leading market resource providers for retailers and other businesses and consumer-focused corporate alliances including payment systems (such as handling fees relating to the sales of bank-issued prepaid cards), national marketing alliances, static and digital media initiatives, business development, sponsorship, and events,

  •
  Offering property operating services to our tenants and others, including waste handling and facility services, and the sale of energy,

  •
  Selling or leasing land adjacent to our shopping center properties, commonly referred to as "outlots" or "outparcels," and

  •
  Generating interest income on cash deposits, loans made to related entities and loans held for investment.

Basis of Presentation and Consolidation	12 Months Ended
Dec. 31, 2010
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

2.    Basis of Presentation and Consolidation

            The accompanying consolidated financial statements include the accounts of all majority-owned subsidiaries, and all significant intercompany amounts have been eliminated.

            We consolidate properties that are wholly owned or properties where we own less than 100% but we control. Control of a property is demonstrated by, among other factors, our ability to refinance debt and sell the property without the consent of any other partner or owner and the inability of any other partner or owner to replace us.

            We also consolidate a variable interest entity, or VIE, when we are determined to be the primary beneficiary. On January 1, 2010, we adopted the amendment on the accounting and disclosure requirements for the consolidation of VIEs. This amendment requires an enterprise to perform a qualitative analysis when determining whether or not it must consolidate a VIE. The amendment also requires an enterprise to continuously reassess whether it must consolidate a VIE. Additionally, the amendment requires enhanced disclosures about an enterprise's involvement with VIEs and any significant change in risk exposure due to that involvement, as well as how its involvement with VIEs impacts the enterprise's financial statements. Finally, an enterprise will be required to disclose significant judgments and assumptions used to determine whether or not to consolidate a VIE. The adoption of this amendment did not have a significant impact on our financial position, results of operations, or cash flows.

            Determination of the primary beneficiary of a VIE is based on whether an entity (1) has the power to direct activities that most significantly impact the economic performance of the VIE and (2) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Our determination of the primary beneficiary of a VIE considers all relationships between us and the VIE, including management agreements and other contractual arrangements. There have been no changes during 2010 in conclusions about whether an entity qualifies as a VIE or whether we are the primary beneficiary of any previously identified VIE. During 2010, we did not provide financial or other support to a previously identified VIE that we were not previously contractually obligated to provide.

            Investments in partnerships and joint ventures represent our noncontrolling ownership interests in properties. We account for these investments using the equity method of accounting. We initially record these investments at cost and we subsequently adjust for net equity in income or loss, which we allocate in accordance with the provisions of the applicable partnership or joint venture agreement, and cash contributions and distributions. The allocation provisions in the partnership or joint venture agreements are not always consistent with the legal ownership interests held by each general or limited partner or joint venture investee primarily due to partner preferences. We separately report investments in joint ventures for which accumulated distributions have exceeded investments in and our share of net income of the joint ventures within cash distributions and losses in partnerships and joint ventures, at equity in the consolidated balance sheets. The net equity of certain joint ventures is less than zero because of financing or operating distributions that are usually greater than net income, as net income includes non-cash charges for depreciation and amortization.

            As of December 31, 2010, we consolidated 218 wholly-owned properties and 19 additional properties that are less than wholly-owned, but which we control or for which we are the primary beneficiary. We account for the remaining 156 properties, or joint venture properties, using the equity method of accounting. We manage the day-to-day operations of 92 of the 156 joint venture properties, but have determined that our partner or partners have substantive participating rights in regards to the assets and operations of these joint venture properties. Our investments in joint ventures in Europe, Japan, Mexico and Korea comprise 55 of the remaining 64 properties. The international properties are managed by joint ventures in which we share oversight responsibility with our partner. Additionally, we account for our investment in SPG-FCM Ventures, LLC, or SPG-FCM, which acquired The Mills Corporation and its wholly-owned subsidiary, The Mills Limited Partnership, or collectively Mills, in April 2007, using the equity method of accounting. We have determined that SPG-FCM is not a VIE and that Farallon Capital Management, L.L.C., our joint venture partner, has substantive participating rights with respect to the assets and operations of SPG-FCM pursuant to the applicable partnership agreements.

            We allocate net operating results of the Operating Partnership after preferred distributions to third parties and to us based on the partners' respective weighted average ownership interests in the Operating Partnership. Net operating results of the Operating Partnership attributable to third parties are reflected in net income attributable to noncontrolling interests.

            Our weighted average ownership interest in the Operating Partnership was as follows:

	For the Year Ended December 31,
	2010	2009	2008
Weighted average ownership interest	83.2%	82.4%	79.8%

            As of December 31, 2010 and 2009, our ownership interest in the Operating Partnership was 82.9% and 83.2%, respectively. We adjust the limited partners' interest in the Operating Partnership at the end of each period to reflect their interest in the Operating Partnership.

  Reclassifications

            We made certain reclassifications of prior period amounts in the consolidated financial statements to conform to the 2010 presentation. These reclassifications had no impact on previously reported net income attributable to common stockholders or earnings per share.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.    Summary of Significant Accounting Policies

  Investment Properties

            We record investment properties at cost. Investment properties include costs of acquisitions; development, predevelopment, and construction (including allocable salaries and related benefits); tenant allowances and improvements; and interest and real estate taxes incurred during construction. We capitalize improvements and replacements from repair and maintenance when the repair and maintenance extends the useful life, increases capacity, or improves the efficiency of the asset. All other repair and maintenance items are expensed as incurred. We capitalize interest on projects during periods of construction until the projects are ready for their intended purpose based on interest rates in place during the construction period. The amount of interest capitalized during each year is as follows:

	For the Year Ended December 31,
	2010	2009	2008
Capitalized interest	$3,715	$14,502	$27,847

            We record depreciation on buildings and improvements utilizing the straight-line method over an estimated original useful life, which is generally 10 to 40 years. We review depreciable lives of investment properties periodically and we make adjustments when necessary to reflect a shorter economic life. We amortize tenant allowances, tenant inducements and tenant improvements utilizing the straight-line method over the term of the related lease or occupancy term of the tenant, if shorter. We record depreciation on equipment and fixtures utilizing the straight-line method over seven to ten years.

            We review investment properties for impairment on a property-by-property basis whenever events or changes in circumstances indicate that the carrying value of investment properties may not be recoverable. These circumstances include, but are not limited to, declines in cash flows, occupancy and comparable sales per square foot at the property. We measure any impairment of investment property when the estimated undiscounted operating income before depreciation and amortization plus its residual value is less than the carrying value of the property. To the extent impairment has occurred, we charge to income the excess of carrying value of the property over its estimated fair value. We estimate fair value using unobservable data such as operating income, estimated capitalization rates, or multiples, leasing prospects and local market information. We may decide to sell properties that are held for use and the sale prices of these properties may differ from their carrying values. We also review our investments including investments in unconsolidated entities if events or circumstances change indicating that the carrying amount of our investments may not be recoverable. We will record an impairment charge if we determine that a decline in the fair value of the investments is other-than-temporary.

            Certain of our real estate assets contain asbestos. The asbestos is appropriately contained, in accordance with current environmental regulations, and we have no current plans to remove the asbestos. If these properties were demolished, certain environmental regulations are in place which specify the manner in which the asbestos must be handled and disposed. Because the obligation to remove the asbestos has an indeterminable settlement date, we are not able to reasonably estimate the fair value of this obligation.

  Purchase Accounting Allocation

            We allocate the purchase price of acquisitions to the various components of the acquisition based upon the fair value of each component which may be derived from various observable or unobservable inputs and assumptions. Also, we may utilize third party valuation specialists. These components typically include buildings, land and intangibles related to in-place leases and we estimate:

  •
  the fair value of land and related improvements and buildings on an as-if-vacant basis.

  •
  the market value of in-place leases based upon our best estimate of current market rents and amortize the resulting market rent adjustment into revenues.

  •
  the value of costs to obtain tenants, including tenant allowances and improvements and leasing commissions.
  •
  the value of revenue and recovery of costs foregone during a reasonable lease-up period, as if the space was vacant.

            Amounts allocated to building are depreciated over the estimated remaining life of the acquired building or related improvements. We amortize amounts allocated to tenant improvements, in-place lease assets and other lease-related intangibles over the remaining life of the underlying leases. We also estimate the value of other acquired intangible assets, if any, which are amortized over the remaining life of the underlying related intangibles.

  Discontinued Operations

            We reclassify any material operations and gains or losses on disposal related to consolidated properties sold during the period to discontinued operations. There were no consolidated assets sold during 2008. During 2009, we reported a net loss of approximately  $9.8 million upon the sale of four consolidated assets. During 2010, we reported a net gain of approximately  $5.7 million upon the sale of one regional mall, one community center, and two other retail properties. These gains and losses are reported in gain (loss) upon acquisition of controlling interest, and on sale of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income. The gains and losses on the disposition of these assets and the operating results were not significant to our consolidated results of operations.

  Cash and Cash Equivalents

            We consider all highly liquid investments purchased with an original maturity of 90 days or less to be cash and cash equivalents. Cash equivalents are carried at cost, which approximates fair value. Cash equivalents generally consist of commercial paper, bankers acceptances, Eurodollars, repurchase agreements, and money markets. Our gift card programs are administered by banks. We collect gift card funds at the point of sale and then remit those funds to the banks for further processing. As a result, cash and cash equivalents, as of December 31, 2010 and 2009, includes a balance of  $55.3 million and  $38.1 million, respectively, related to these gift card programs which we do not consider available for general working capital purposes. Financial instruments that potentially subject us to concentrations of credit risk include our cash and cash equivalents and our trade accounts receivable. We place our cash and cash equivalents with institutions with high credit quality. However, at certain times, such cash and cash equivalents may be in excess of FDIC and SIPC insurance limits. See Notes 4, 8, and 10 for disclosures about non-cash investing and financing transactions.

  Marketable and Non-Marketable Securities

            Marketable securities consist primarily of the investments of our captive insurance subsidiaries, available-for-sale securities, our deferred compensation plan investments, and certain investments held to fund the debt service requirements of debt previously secured by investment properties that have been sold.

            The types of securities included in the investment portfolio of our captive insurance subsidiaries typically include U.S. Treasury or other U.S. government securities as well as corporate debt securities with maturities ranging from less than 1 to 10 years. These securities are classified as available-for-sale and are valued based upon quoted market prices or other observable inputs when quoted market prices are not available. The amortized cost of debt securities, which approximates fair value, held by our captive insurance subsidiaries is adjusted for amortization of premiums and accretion of discounts to maturity. Changes in the values of these securities are recognized in accumulated other comprehensive income (loss) until the gain or loss is realized or until any unrealized loss is deemed to be other-than-temporary. We review any declines in value of these securities for other-than-temporary impairment and consider the severity and duration of any decline in value. To the extent an other-than-temporary impairment is deemed to have occurred, an impairment charge is recorded and a new cost basis is established. Subsequent changes are then recognized through other comprehensive income (loss) unless another other-than-temporary impairment is deemed to have occurred.

            Our investment in shares of Liberty International PLC, or Liberty, was also accounted for as an available-for-sale security. During 2009, we recognized a non-cash charge of  $140.5 million, or  $0.44 per diluted share, representing an other-than-temporary impairment in fair value below the carrying value of our investment in Liberty. At June 30 and December 31, 2009, we owned 35.4 million shares at a weighted average original cost per share of £5.74. As of June 30 and December 31, 2009, Liberty's quoted market price was £3.97 and £5.15 per share, respectively. As a result of the significance and duration of the decline in the total share price at June 30, 2009, including currency revaluations, we deemed the decline in value as other-than-temporary impairment establishing a new cost basis of our investment in Liberty. As a result, changes in available-for-sale securities and other in the 2009 consolidated statement of operations and comprehensive income include the reclassification of  $140.5 million from accumulated other comprehensive loss to earnings related to this non-cash charge. Prior to the quarter ending June 30, 2009, the changes in value of our Liberty investment were reflected in other comprehensive income. Effective July 1, 2009, we resumed marking to market our Liberty investment through other comprehensive income.

            Effective May 7, 2010, Liberty completed a demerger in which it was separated into two companies, Capital Shopping Centres Group PLC, or CSCG, and Capital & Counties Properties PLC, or CAPC. Liberty shareholders acquired the same number of shares of CSCG and CAPC as they owned in Liberty. Our interests in CSCG and CAPC are adjusted to their quoted market price, including a related foreign exchange component. At December 31, 2010, we owned 35.4 million shares of CSCG at a carrying value of £3.03 per share, and 35.4 million shares of CAPC at a carrying value of £0.94 per share. The market value of our investments in CSCG and CAPC was  $228.4 million and  $82.4 million, respectively, at December 31, 2010. Our aggregate unrealized gain on these investments was approximately  $79.0 million at December 31, 2010. The carrying value of our investment in Liberty at December 31, 2009 was  $290.0 million with an unrealized gain of  $58.2 million.

            Our insurance subsidiaries are required to maintain statutory minimum capital and surplus as well as maintain a minimum liquidity ratio. Therefore, our access to these securities may be limited. Our deferred compensation plan investments are classified as trading securities and are valued based upon quoted market prices. The investments have a matching liability as the amounts are fully payable to the employees that earned the compensation. Changes in value of these securities and changes to the matching liability to employees are both recognized in earnings and, as a result, there is no impact to consolidated net income. As of December 31, 2010 and December 31, 2009, we also had investments of  $24.9 million and  $51.7 million, respectively, which must be used to fund the debt service requirements of mortgage debt related to investment properties that previously collateralized the debt. These investments are classified as held-to-maturity and are recorded at amortized cost as we have the ability and intent to hold these investments to maturity.

            At December 31, 2010 and 2009, we had an investment of  $72.4 million and  $70 million, respectively, in a non-marketable security that we account for under the cost method. We regularly evaluate this investment for any other-than-temporary decline in its estimated fair value.

            Total net unrealized gains as of December 31, 2010 and December 31, 2009 were approximately  $79.3 million and  $59.4 million, respectively, and represented the valuation and related currency adjustments for our available-for-sale marketable securities. As of December 31, 2010, we do not consider any declines in value of any of our marketable and non-marketable securities to be an other-than-temporary impairment, as these market value declines, if any, have existed for a short period of time, and, in the case of debt securities, we have the ability and intent to hold these securities to maturity.

  Fair Value Measurements

            We hold marketable securities that total  $511.3 million and  $464.1 million at December 31, 2010 and December 31, 2009, respectively, and are considered to have Level 1 fair value inputs. In addition, we have derivative instruments which are classified as having Level 2 inputs which consist primarily of interest rate swap agreements and foreign currency forward contracts with a gross liability balance of  $27.6 million and  $13.0 million at December 31, 2010 and December 31, 2009, respectively, and a nominal asset value at December 31, 2010 and 2009. We also have interest rate cap agreements with a nominal asset value. Level 1 fair value inputs are quoted prices for identical items in active, liquid and visible markets such as stock exchanges. Level 2 fair value inputs are observable information for similar items in active or inactive markets, and appropriately consider counterparty creditworthiness in the valuations. Level 3 fair value inputs reflect our best estimate of inputs and assumptions market participants would use in pricing an asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation estimate. Note 8 includes discussion of the fair value of debt measured using level 1 and level 2 inputs. Note 4 includes discussion of fair values recorded in purchase accounting and impairment determination using level 2 and level 3 inputs. Level 3 inputs to our purchase accounting and impairment calculations include our estimations of net operating results of the property, cap rates and discount rates.

  Use of Estimates

            We prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reported period. Our actual results could differ from these estimates.

  Segment Disclosure

            Our primary business is the ownership, development, and management of retail real estate. We have aggregated our retail operations, including regional malls, Premium Outlets, The Mills, and community/lifestyle centers, into one reportable segment because they have similar economic characteristics and we provide similar products and services to similar types of tenants.

  Deferred Costs and Other Assets

            Deferred costs and other assets include the following as of December 31:

	2010	2009
Deferred financing and lease costs, net	$298,674	$265,906
In-place lease intangibles, net	150,199	13,900
Acquired above market lease intangibles, net	12,466	19,424
Marketable securities of our captive insurance companies	90,963	75,703
Goodwill	20,098	20,098
Other marketable securities	420,356	388,427
Loans held for investment	395,934	—
Prepaids, notes receivable and other assets, net	406,749	372,129

	$1,795,439	$1,155,587

            Deferred Financing and Lease Costs.    Our deferred costs consist primarily of financing fees we incurred in order to obtain long-term financing and internal and external leasing commissions and related costs. We record amortization of deferred financing costs on a straight-line basis over the terms of the respective loans or agreements. Our deferred leasing costs consist primarily of capitalized salaries and related benefits in connection with lease originations. We record amortization of deferred leasing costs on a straight-line basis over the terms of the related leases. Details of these deferred costs as of December 31 are as follows:

	2010	2009
Deferred financing and lease costs	$461,315	$417,975
Accumulated amortization	(162,641)	(152,069)

Deferred financing and lease costs, net	$298,674	$265,906

            We report amortization of deferred financing costs, amortization of premiums, and accretion of discounts as part of interest expense. Amortization of deferred leasing costs is a component of depreciation and amortization expense. We amortize debt premiums and discounts, which are included in mortgages and other indebtedness, over the remaining terms of the related debt instruments. These debt premiums or discounts arise either at the debt issuance or as part of the purchase price allocation of the fair value of debt assumed in acquisitions. The accompanying consolidated statements of operations and comprehensive income include amortization as follows:

	For the Year Ended December 31,
	2010	2009	2008
Amortization of deferred financing costs	$27,806	$20,408	$17,044
Amortization of debt premiums, net of discounts	(9,066)	(10,627)	(14,701)
Amortization of deferred leasing costs	34,801	32,744	31,674

  Loans Held for Investment

            From time to time, we may make investments in mortgage loans or mezzanine loans of entities that own and operate commercial real estate assets located in the United States. Mortgage loans are secured, in part, by mortgages recorded against the underlying properties. Mezzanine loans are secured, in part, by pledges of ownership interests of the entities that own the underlying real estate. Loans held for investment are carried at cost, net of any premiums or discounts which are accreted or amortized over the life of the related loan receivable utilizing the effective interest method. We evaluate the collectability of both interest and principal of each of our loans quarterly to determine whether the value has been impaired. A loan is deemed to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms. When a loan is impaired, the amount of the loss accrual is calculated by comparing the carrying amount of the loan held for investment to its estimated realizable value.

            At December 31, 2010, we had investments in six mortgage and mezzanine loans secured by retail real estate with an aggregate carrying value of  $395.9 million. These loans mature at various dates through October 2012 with a weighted average maturity of approximately 13 months. Certain of these loans require interest-only payments while others require payments of interest and principal based on a 30 year amortization. Interest rates on these loans are fixed between 5.5% and 7.0% with a weighted average interest rate of approximately 5.9% and approximate market rates for instruments of similar quality and duration. During 2010, we recorded  $4.6 million in interest income earned from loans held for investment. Payments on each of these loans were current as of December 31, 2010.

  Intangible Assets

            The average life of in-place lease intangibles is approximately 6.6 years and is amortized over the remaining life of the leases of the related property on the straight-line basis and is included with depreciation and amortization in the consolidated statements of operations and comprehensive income. The amount of in-place lease intangibles increased during 2010 as a result of the acquisition of Prime Outlets Acquisition Company, or Prime, as further discussed in Note 4. The fair market value of above and below market leases is amortized into revenue over the remaining lease life as a component of reported minimum rents. The weighted average remaining life of these intangibles is approximately 3.6 years. The unamortized amount of below market leases is included in accounts payable, accrued expenses, intangibles and deferred revenues in the consolidated balance sheets and was  $39.0 million and  $60.9 million as of December 31, 2010 and 2009, respectively. The amount of amortization of above and below market leases, net for the years ended December 31, 2010, 2009, and 2008 was  $15.2 million,  $20.0 million, and  $35.4 million, respectively. If a lease is terminated prior to the original lease termination, any remaining unamortized intangible is charged to earnings.

            Details of intangible assets as of December 31 are as follows:

	2010	2009
In-place lease intangibles	$211,541	$90,183
Accumulated amortization	(61,342)	(76,283)

In-place lease intangibles, net	$150,199	$13,900

Acquired above market lease intangibles	$104,690	$104,690
Accumulated amortization	(92,224)	(85,266)

Acquired above market lease intangibles, net	$12,466	$19,424

            Estimated future amortization, and the increasing (decreasing) effect on minimum rents for our above and below market leases as of December 31, 2010 are as follows:

	Below Market Leases	Above Market Leases	Increase to Minimum Rent, Net
2011	$15,713	$(4,909)	$10,804
2012	10,703	(3,703)	7,000
2013	6,555	(2,592)	3,963
2014	2,824	(1,119)	1,705
2015	1,690	(115)	1,575
Thereafter	1,473	(28)	1,445

	$38,958	$(12,466)	$26,492

  Derivative Financial Instruments

            We record all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. We use a variety of derivative financial instruments in the normal course of business to manage or hedge the risks associated with our indebtedness and interest payments. Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we primarily use interest rate swaps and caps. We require that hedging derivative instruments be highly effective in reducing the risk exposure that they are designated to hedge. As a result, there was no significant ineffectiveness from any of our derivative activities during the period. We formally designate any instrument that meets these hedging criteria as a hedge at the inception of the derivative contract. We have no credit-risk-related hedging or derivative activities.

            As of December 31, 2010, we had the following outstanding interest rate derivatives related to interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	4	$692.5 million
Interest Rate Caps	3	$385.0 million

            The carrying value of our interest rate swap agreements, at fair value, is included within other liabilities and was  $19.5 million and  $13.0 million at December 31, 2010 and December 31, 2009, respectively. At December 31, 2009, we also had interest rate swaps with a carrying value of  $0.3 million reported within deferred costs and other assets. The interest rate cap agreements were of nominal value at December 31, 2010 and December 31, 2009 and we generally do not apply hedge accounting to these arrangements. The total gross accumulated other comprehensive loss related to our derivative activities, including our share of the other comprehensive loss from joint venture properties, approximated  $40.1 million and  $52.3 million as of December 31, 2010 and 2009, respectively.

            We are also exposed to fluctuations in foreign exchange rates on financial instruments which are denominated in foreign currencies, primarily in Japan and Europe. We use currency forward contracts to manage our exposure to changes in foreign exchange rates on certain Yen and Euro-denominated receivables and net investments. Currency forward contracts involve fixing the Yen-USD or Euro-USD exchange rate for delivery of a specified amount of foreign currency on a specified date. The currency forward contracts are typically cash settled in US dollars for their fair value at or close to their settlement date. We entered into Yen-USD forward contracts during 2009 for approximately ¥3 billion that we expect to receive through April 2011 at an average exchange rate of 97.1 JPY:USD. We entered into Yen-USD forward contracts during 2010 for an additional ¥1.7 billion that we expect to receive through October 2012 at an average exchange rate of 89.0 JPY:USD. Approximately ¥1.8 billion remains as of December 31, 2010 the aggregate of the 2009 and 2010 contracts. The December 31, 2010 liability balance related to these forwards was  $2.1 million and is included in other liabilities and accrued dividends. We have reflected the changes in fair value for these forward contracts in earnings. The underlying currency adjustments on the foreign-denominated receivables are also reflected in income and generally offset the amounts in earnings for these forward contracts. We entered into two Euro-USD forward contracts during 2010 with an aggregate €200.0 million notional value maturing on June 30, 2011 which were designated as net investment hedges. The December 31, 2010 liability balance related to these forwards was  $6.0 million and is included in other liabilities and accrued dividends. We apply hedge accounting and the changes in fair value for these Euro forward contracts are reflected in other comprehensive income (loss). Changes in the value of these hedges are offset by changes in the underlying hedged Euro-denominated joint venture investment.

  Noncontrolling Interests and Temporary Equity

            Details of the carrying amount of our noncontrolling interests are as follows as of December 31:

	2010	2009
Limited partners' interests in the Operating Partnership	$983,887	$892,603
Nonredeemable noncontrolling deficit interests in properties, net	(180,915)	(167,778)

Total noncontrolling interests reflected in equity	$802,972	$724,825

            Net income attributable to noncontrolling interests (which includes nonredeemable noncontrolling interests in consolidated properties, limited partners' interests in the Operating Partnership and preferred distributions of the Operating Partnership) is a component of consolidated net income. In addition, the individual components of other comprehensive income (loss) are presented in the aggregate for both controlling and noncontrolling interests, with the portion attributable to noncontrolling interests deducted from comprehensive income attributable to common stockholders.

            A rollforward of noncontrolling interests for the years ending December 31 is as follows:

	2010	2009	2008
Noncontrolling interests, beginning of period	$724,825	$488,969	$592,978
Net income attributable to noncontrolling interests after preferred distributions	134,161	65,970	118,300
Distributions to noncontrolling interest holders (1)	(178,082)	(184,568)	(231,603)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedging agreements	5,069	1,297	(10,380)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	(2,689)	(2,597)	(649)
Currency translation adjustments	(3,452)	(1,385)	(1,426)
Changes in available-for-sale securities and other	3,074	43,912	(34,142)

	2,002	41,227	(46,597)

Adjustment to limited partners' interest from (decreased) increased ownership in the Operating Partnership	(103,728)	162,732	23,455
Units issued to limited partners	213,861	174,458	74,695
Units converted to common shares	(3,866)	(24,033)	(31,351)
Issuance of unit equivalents and other	13,799	70	(10,908)

Noncontrolling interests, end of period	$802,972	$724,825	$488,969

(1)
The 2009 activity includes non-cash distributions of  $133.7 million representing the portion of quarterly distributions paid in units of limited partnership interest in the Operating Partnership, or units.

  Accumulated Other Comprehensive Income (Loss)

            The components of our accumulated other comprehensive income (loss) consisted of the following as of December 31:

	2010	2009
Cumulative translation adjustments	$(31,358)	$(10,768)
Accumulated derivative losses, net	(40,069)	(52,345)
Net unrealized gains on marketable securities, net	79,292	59,358

Total accumulated other comprehensive income (loss)	$7,865	$(3,755)

Less: Accumulated other comprehensive (loss) income attributable to noncontrolling interests	(1,335)	667

Total accumulated other comprehensive income (loss) net of noncontrolling interests	$6,530	$(3,088)

  Revenue Recognition

            We, as a lessor, retain substantially all of the risks and benefits of ownership of the investment properties and account for our leases as operating leases. We accrue minimum rents on a straight-line basis over the terms of their respective leases. Substantially all of our retail tenants are also required to pay overage rents based on sales over a stated base amount during the lease year. We recognize overage rents only when each tenant's sales exceed the applicable sales threshold.

            We structure our leases to allow us to recover a significant portion of our property operating, real estate taxes, repairs and maintenance, and advertising and promotion expenses from our tenants. A substantial portion of our leases, other than those for anchor stores, require the tenant to reimburse us for a substantial portion of our operating expenses, including common area maintenance, or CAM, real estate taxes and insurance. This significantly reduces our exposure to increases in costs and operating expenses resulting from inflation. Such property operating expenses typically include utility, insurance, security, janitorial, landscaping, food court and other administrative expenses. We accrue reimbursements from tenants for recoverable portions of all these expenses as revenue in the period the applicable expenditures are incurred. As of December 31, 2010 for approximately 84% of our leases in the U.S. regional mall portfolio, we receive a fixed payment from the tenant for the CAM component. Without the fixed-CAM component, CAM expense reimbursements are based on the tenant's proportionate share of the allocable operating expenses and CAM capital expenditures for the property. We also receive escrow payments for these reimbursements from substantially all our non-fixed CAM tenants and monthly fixed CAM payments throughout the year. We recognize differences between estimated recoveries and the final billed amounts in the subsequent year. These differences were not material in any period presented. Our advertising and promotional costs are expensed as incurred.

  Management Fees and Other Revenues

            Management fees and other revenues are generally received from our unconsolidated joint venture properties as well as third parties. Management fee revenue is earned based on a contractual percentage of joint venture property revenue. Development fee revenue is earned on a contractual percentage of hard costs to develop a property. Leasing fee revenue is earned on a contractual per square foot charge based on the square footage of current year leasing activity. We recognize revenue for these services provided when earned based on the underlying activity.

            Insurance premiums written and ceded are recognized on a pro-rata basis over the terms of the policies. Insurance losses are reflected in property operating expenses in the accompanying consolidated statements of operations and comprehensive income and include estimates for losses incurred but not reported as well as losses pending settlement. Estimates for losses are based on evaluations by third-party actuaries and management's best estimates. Total insurance reserves for our insurance subsidiaries and other self-insurance programs as of December 31, 2010 and 2009 approximated  $116.2 million and  $117.2 million, respectively, and are included in other liabilities and accrued dividends in the consolidated balance sheets. Information related to the securities included in the investment portfolio of our captive insurance subsidiaries is included within the "Marketable and Non-Marketable Securities" section above.

            We recognize fee revenues from our co-branded gift card programs when the fees are earned under the related arrangements with the card issuer. Generally, these revenues are recorded at the issuance of the gift card for handling fees.

  Allowance for Credit Losses

            We record a provision for credit losses based on our judgment of a tenant's creditworthiness, ability to pay and probability of collection. In addition, we also consider the retail sector in which the tenant operates and our historical collection experience in cases of bankruptcy, if applicable. Accounts are written off when they are deemed to be no longer collectible. Presented below is the activity in the allowance for credit losses and includes the activities related to discontinued operations during the following years:

	For the Year Ended December 31,
	2010	2009	2008
Balance, beginning of period	$45,187	$44,650	$33,810
Consolidation of previously unconsolidated entities	426	—	—
Provision for credit losses	3,130	22,655	24,037
Accounts written off, net of recoveries	(17,093)	(22,118)	(13,197)

Balance, end of period	$31,650	$45,187	$44,650

  Income Taxes

            We and certain subsidiaries of the Operating Partnership have elected to be taxed as REITs under Sections 856 through 860 of the Internal Revenue Code and applicable Treasury regulations relating to REIT qualification. In order to maintain this REIT status, the regulations require us to distribute at least 90% of our taxable income to stockholders and meet certain other asset and income tests as well as other requirements. We intend to continue to adhere to these requirements and maintain our REIT status and that of the REIT subsidiaries. As REITs, these entities will generally not be liable for federal corporate income taxes as long as they continue to distribute in excess of 100% of their taxable income. Thus, we made no provision for federal income taxes for these entities in the accompanying consolidated financial statements. If Simon Property or the REIT subsidiaries fail to qualify as a REIT, we or that entity will be subject to tax at regular corporate rates for the years in which it failed to qualify. If we lose our REIT status we could not elect to be taxed as a REIT for four years unless our failure to qualify was due to reasonable cause and certain other conditions were satisfied.

            We have also elected taxable REIT subsidiary, or TRS, status for some of our subsidiaries. This enables us to provide services that would otherwise be considered impermissible for REITs and participate in activities that do not qualify as "rents from real property". For these entities, deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities at the enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance for deferred tax assets is provided if we believe all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from the change in circumstances that causes a change in our judgment about the realizability of the related deferred tax asset is included in income.

            As of December 31, 2010 and 2009, we had a net deferred tax asset of  $9.0 million and  $8.7 million, respectively, related to our TRS subsidiaries. The net deferred tax asset is included in deferred costs and other assets in the accompanying consolidated balance sheets and consists primarily of operating losses and other carryforwards for federal income tax purposes as well as the timing of the deductibility of losses or reserves from insurance subsidiaries. No valuation allowance has been recorded as we believe these amounts will be realized. State income, franchise or other taxes were not significant in any of the periods presented.

  Transaction Expenses

            We expense acquisition, potential acquisition and disposition related costs as they are incurred. During the year ended December 31, 2010, we incurred costs for the acquisition of Prime as further discussed in Note 4. We also incurred expenses for other transactions that were not consummated. Additionally, during 2010, we settled, in cash, a transaction-related dispute and recorded a charge to earnings. Transaction expenses for the year ended December 31, 2010 totaled  $69.0 million. During the year ended December 31, 2009, we recorded  $5.7 million in transaction expenses related to costs associated with significant acquisition related activities.

Real Estate Acquisitions, Disposals, and Impairment	12 Months Ended
Dec. 31, 2010
Real Estate Acquisitions, Disposals, and Impairment
Real Estate Acquisitions, Disposals, and Impairment

4.    Real Estate Acquisitions, Disposals, and Impairment

            We acquire properties to generate both current income and long-term appreciation in value. We acquire individual properties or portfolios of other retail real estate companies that meet our investment criteria and sell properties which no longer meet our strategic criteria. Our consolidated acquisition and disposal activity for the periods presented are highlighted as follows:

  2010 Acquisitions

            During 2010, we acquired a controlling interest in a previously unconsolidated regional mall which resulted in a remeasurement of our previously held equity interest to fair value and corresponding gain of approximately  $13.0 million. This gain is included in gain (loss) upon acquisition of controlling interest and on sale or disposal of assets and interests in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income. On May 28, 2010, we acquired an additional interest of approximately 19% in Houston Galleria, located in Houston, Texas thereby increasing our noncontrolling interest from 31.5% to 50.4%.

            On August 30, 2010, we completed our previously announced acquisition of Prime, adding 21 outlet centers, including a center located in Puerto Rico, which was acquired on May 13, 2010. The transaction was valued at approximately  $2.3 billion, including the assumption of existing mortgage indebtedness of  $1.2 billion and the repayment of  $310.7 million of preexisting mortgage loans at closing. We paid consideration comprised of 80% cash and 20% in units of the Operating Partnership. We issued approximately 1.7 million units with an issuance date fair value of approximately  $154.5 million. We funded the cash portion of this acquisition through draws on our  $3.9 billion unsecured revolving credit facility, or the Credit Facility, as further discussed in Note 8.

            The following table summarizes our recording of the assets acquired and liabilities assumed at the acquisition date:

Total
(in millions)
Investment properties	$2,167
Cash and cash equivalents	26
Tenant receivables and accrued revenue, net	4
Deferred costs and other assets (including intangibles)	234

Total assets	$2,431

Mortgages and other indebtedness (including premium of $28)	$1,270
Accounts payable, accrued expenses, intangibles and other	29
Other liabilities	18

Total liabilities	$1,317

            Acquisition related intangibles relate to in-place leases of  $193.6 million and were recorded based on their estimated fair values and are reflected within deferred costs and other assets in the accompanying financial statements. The weighted average useful life of these intangibles is approximately 6.0 years and is amortized over the remaining life of the related leases on a straight-line basis and is included within depreciation and amortization in the consolidated statements of operations and comprehensive income.

            We recorded our acquisition of these 21 outlet centers using the acquisition method of accounting. Tangible and intangible assets and liabilities were established based on their estimated fair values at the date of acquisition. The results of operations of the acquired properties have been included in our consolidated results from the date of acquisition. The purchase price allocations are preliminary and subject to revision within the measurement period, not to exceed one year from the date of acquisition. There have been no significant changes in amounts recorded since the date of acquisition through December 31, 2010.

  2009 Acquisitions

            We had no consolidated property acquisitions during the year ended December 31, 2009.

  2008 Acquisitions

            Effective January 1, 2008, we acquired additional interests in three existing consolidated properties of between 1.8% and 5%, for an aggregate  $6.2 million in cash. Two of the properties continue to have a noncontrolling interest holder. We now own 100% of the third property.

  2010 Dispositions

            During the year ended December 31, 2010, we disposed of one regional mall, one community center, and two other retail properties for which we received proceeds of  $5.8 million. The net gain on these disposals was  $5.7 million and is included in gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2009 Dispositions

            During the year ended December 31, 2009, we sold four consolidated properties for which we received proceeds of  $3.9 million. The net loss on these disposals totaled  $9.8 million and is included in gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2008 Dispositions

            We had no consolidated property dispositions during the year ended December 31, 2008.

  2009 Impairment

            In 2009, we recorded non-cash impairment charges of  $240.1 million ( $228.6 million, net of a tax benefit of  $5.8 million and noncontrolling interest holders' share of  $5.7 million). As discussed in Note 3, this non-cash charge includes a  $140.5 million other-than-temporary impairment of our investment in Liberty. In addition, the total charge includes adjustments in the carrying value of one wholly-owned and one joint venture regional mall, a write-down of five land parcels and two joint venture non-retail real estate assets, and certain predevelopment costs related to projects no longer being pursued.

  2008 Impairment

            In 2008, we recorded impairment charges of  $21.2 million ( $19.4 million, net of tax benefit), which resulted primarily from a  $10.5 million reduction in the carrying value of a regional mall to its estimated net realizable value and the write-off of predevelopment costs related to various projects that we no longer plan to pursue.

Per Share Data	12 Months Ended
Dec. 31, 2010
Per Share Data
Per Share Data

5.    Per Share Data

            We determine basic earnings per share based on the weighted average number of shares of common stock outstanding during the period. We determine diluted earnings per share based on the weighted average number of shares of common stock outstanding combined with the incremental weighted average shares that would have been outstanding assuming all dilutive potential common shares were converted into shares at the earliest date possible. The following table sets forth the computation of our basic and diluted earnings per share.

	For the Year Ended December 31,
	2010	2009	2008
Net Income attributable to Common Stockholders — Basic	$610,424	$283,098	$422,517
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	97	50	209

Net Income attributable to Common Stockholders — Diluted	$610,521	$283,148	$422,726

Weighted Average Shares Outstanding — Basic	291,076,008	267,054,946	225,332,593
Effect of stock options	274,460	315,897	551,057
Effect of contingently issuable shares from stock dividends	—	1,101,307	—

Weighted Average Shares Outstanding — Diluted	291,350,468	268,472,150	225,883,650

            For the year ending December 31, 2010, potentially dilutive securities include stock options, convertible preferred stock, units that are exchangeable for common stock, units granted under our long-term incentive performance programs and preferred units that are convertible into units or exchangeable for our preferred stock. The only security that had a dilutive effect for the year ended December 31, 2010 was stock options. The only securities that had a dilutive effect for the year ended December 31, 2009 were stock options and contingently issuable shares from stock dividends. The only security that had a dilutive effect for the year ended December 31, 2008 was stock options.

            We accrue dividends when they are declared. The taxable nature of the dividends declared for each of the years ended as indicated is summarized as follows:

	For the Year Ended December 31,
	2010	2009	2008
Total dividends paid per common share	$2.60	$2.70	$3.60

Percent taxable as ordinary income	53.82%	99.3%	84.7%
Percent taxable as long-term capital gains	39.68%	0.7%	1.2%
Percent nontaxable as return of capital	6.50%	—	14.1%

	100.0%	100.0%	100.0%

Investment Properties	12 Months Ended
Dec. 31, 2010
Investment Properties
Investment Properties

6.    Investment Properties

            Investment properties consist of the following as of December 31:

	2010	2009
Land	$2,929,054	$2,757,994
Buildings and improvements	24,263,169	22,265,721

Total land, buildings and improvements	27,192,223	25,023,715
Furniture, fixtures and equipment	316,512	312,474

Investment properties at cost	27,508,735	25,336,189
Less — accumulated depreciation	7,711,304	7,004,534

Investment properties at cost, net	$19,797,431	$18,331,655

Construction in progress included above	$125,227	$281,683

Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2010
Investments in Unconsolidated Entities
Investments in Unconsolidated Entities

7.    Investments in Unconsolidated Entities

            Joint ventures are common in the real estate industry. We use joint ventures to finance properties, develop new properties, and diversify our risk in a particular property or portfolio. We held joint venture ownership interests in 101 properties in the U.S. as of December 31, 2010. We also held an interest in a joint venture which owned 45 European shopping centers as of December 31, 2010 and we held an interest in two joint ventures which owned 51 European shopping centers as of December 31, 2009. As of December 31, 2010, we also held interests in eight joint venture properties under operation in Japan, one joint venture property under operation in Mexico, one joint venture property under operation and two joint venture properties under development in Korea, and one joint venture property under development in Malaysia. We account for these joint venture properties using the equity method of accounting.

            Substantially all of our joint venture properties are subject to rights of first refusal, buy-sell provisions, or other sale or marketing rights for partners which are customary in real estate joint venture agreements and the industry. Our partners in these joint ventures may initiate these provisions at any time (subject to any applicable lock up or similar restrictions), which could result in either the sale of our interest or the use of available cash or borrowings to acquire the joint venture interest from our partner.

            In May 2010, Opry Mills Mall, a property in which we have a 50% interest through our SPG-FCM joint venture, sustained significant flood damage and remains closed. Insurance proceeds of  $50 million have been funded by the insurers and remediation work has been completed. The excess insurance carriers (those providing coverage above  $50 million) have denied the joint venture's claim for additional proceeds (of up to an additional  $150 million) to pay amounts for restoration costs and business interruption losses. We believe recovery under the insurance coverage is probable, but no assurances can be made in that regard.

Loans to SPG-FCM

            As part of the 2007 Mills acquisition, the Operating Partnership made loans to SPG-FCM and Mills which were used by SPG-FCM and Mills to repay loans and other obligations of Mills. As of December 31, 2010 and 2009, the outstanding balance of our remaining loan to SPG-FCM was  $651.0 million and  $632.0 million, respectively. During 2010, 2009 and 2008, we recorded approximately  $9.9 million,  $9.3 million and  $15.3 million in interest income (net of inter-entity eliminations) related to this loan, respectively. We also recorded fee income, including fee income amortization related to up-front fees on loans made to SPG-FCM and Mills, during 2010, 2009 and 2008 of approximately  $0.9 million,  $3.7 million and  $3.1 million (net of inter-entity eliminations), respectively, for providing refinancing services to Mills' properties and SPG-FCM. The loan bears interest at a rate of LIBOR plus 275 basis points and matures on June 8, 2011, and can be extended for one year.

Summary Financial Information

            A summary of our investments in joint ventures and share of income from such joint ventures follows. Balance sheet information for the joint ventures is as follows:

	December 31, 2010	December 31, 2009
BALANCE SHEETS
Assets:
Investment properties, at cost	$21,236,594	$21,555,729
Less — accumulated depreciation	5,126,116	4,580,679

	16,110,478	16,975,050
Cash and cash equivalents	802,025	771,045
Tenant receivables and accrued revenue, net	353,719	364,968
Investment in unconsolidated entities, at equity	158,116	235,173
Deferred costs and other assets	525,024	535,398

Total assets	$17,949,362	$18,881,634

Liabilities and Partners' Equity:
Mortgages and other indebtedness	$15,937,404	$16,549,276
Accounts payable, accrued expenses, intangibles, and deferred revenue	748,245	834,668
Other liabilities	961,284	978,771

Total liabilities	17,646,933	18,362,715
Preferred units	67,450	67,450
Partners' equity	234,979	451,469

Total liabilities and partners' equity	$17,949,362	$18,881,634

Our Share of:
Partners' equity	$146,578	$316,800
Add: Excess Investment	757,672	694,023

Our net Investment in Joint Ventures	$904,250	$1,010,823

            "Excess Investment" represents the unamortized difference of our investment over our share of the equity in the underlying net assets of the joint ventures acquired. We amortize excess investment over the life of the related properties, typically no greater than 40 years, and the amortization is included in the reported amount of income from unconsolidated entities.

            As of December 31, 2010, scheduled principal repayments on joint venture properties' mortgages and other indebtedness are as follows:

2011	$1,674,563
2012	2,233,471
2013	1,883,954
2014	2,205,723
2015	1,998,785
Thereafter	5,931,026

Total principal maturities	15,927,522
Net unamortized debt premiums and discounts	9,882

Total mortgages and other indebtedness	$15,937,404

            This debt becomes due in installments over various terms extending through 2036 with interest rates ranging from 0.48% to 9.35% and a weighted average rate of 5.09% at December 31, 2010.

	For the Year Ended December 31,
	2010	2009	2008
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,960,951	$1,965,565	$1,956,129
Overage rent	147,776	132,260	130,549
Tenant reimbursements	950,267	987,028	1,005,638
Other income	223,234	174,611	199,774

Total revenue	3,282,228	3,259,464	3,292,090
Operating Expenses:
Property operating	635,946	656,399	671,268
Depreciation and amortization	793,012	801,618	775,887
Real estate taxes	253,627	261,294	263,054
Repairs and maintenance	105,042	110,606	124,272
Advertising and promotion	61,814	65,124	70,425
Provision for credit losses	4,053	16,123	24,053
Impairment charge	—	18,249	—
Other	210,858	182,201	177,298

Total operating expenses	2,064,352	2,111,614	2,106,257

Operating Income	1,217,876	1,147,850	1,185,833
Interest expense	(868,856)	(884,539)	(969,420)
Gain (loss) from unconsolidated entities	(840)	(4,739)	(5,123)
Impairment charge from investments in unconsolidated entities	(16,671)	—	—
Gain on sale of asset	39,676	—	—

Income from Continuing Operations	371,185	258,572	211,290
Income from discontinued joint venture interests	—	—	47

Net Income	$371,185	$258,572	$211,337

Third-Party Investors' Share of Net Income	$234,799	$170,265	$132,111

Our Share of Net Income	136,386	88,307	79,226
Amortization of Excess Investment	(48,329)	(55,690)	(46,980)
Our Share of Gain on Sale or Disposal of Assets and Interests in unconsolidated entities, net	(20,305)	—	—
Our Share of Impairment Charge from Investments in Unconsolidated Entities	8,169	7,603	—

Income from Unconsolidated Entities, net	$75,921	$40,220	$32,246

  2009 Impairment

            In December 2009 we recognized non-cash impairment charges of  $7.6 million representing our share of impairment charges on joint venture properties. This charge represents adjustments to the carrying value of certain parcels of land and the write-off of predevelopment costs related to certain projects no longer being pursued. In addition, in December 2009 we recognized  $35.1 million of impairment charges for investments in certain unconsolidated entities including one regional mall and two non-retail real estate assets for which declines in value below our carrying amount were deemed other-than-temporary.

  2010 Impairment

            In December 2010, we recognized an  $8.2 million non-cash impairment charge representing our share of an impairment on a joint venture investment in a property in Italy for which a decline in value below our carrying amount was deemed other-than-temporary.

  International Joint Venture Investments

            We account for all of our international joint venture investments using the equity method of accounting and we conduct our international operations through joint venture arrangements.

            European Joint Ventures.    We have a 49% ownership interest in Gallerie Commerciali Italia, or GCI. The carrying amount of our investment in GCI was  $330.1 million and  $302.2 million as of December 31, 2010 and 2009, respectively, including all related components of accumulated other comprehensive income (loss).

            On July 15, 2010, we and our partner in Simon Ivanhoe, Ivanhoe Cambridge Inc., sold our collective interests in Simon Ivanhoe which owned seven shopping centers located in France and Poland to Unibail-Rodamco. The joint venture partners received net consideration of €422.5 million for their interests after the repayment of all joint venture debt, subject to certain post-closing adjustments. Our share of the gain on sale of our interests in Simon Ivanhoe was approximately  $281 million. A portion of the proceeds was used to repay the €167.4 million (approximately  $215 million) principal balance on the Euro-denominated tranche of our Credit Facility.

            Asian Joint Ventures.    We conduct our international Premium Outlet operations in Japan through our 40% participation in a joint venture with Mitsubishi Estate Co., Ltd. The carrying amount of our investment in this joint venture was  $340.8 million and  $302.2 million as of December 31, 2010 and 2009, respectively, including all related components of accumulated other comprehensive income (loss). We conduct our international Premium Outlet operations in Korea through our 50% participation in a joint venture with Shinsegae International Co. As of December 31, 2010 and December 31, 2009, respectively, the carrying amount of our investment in this joint venture was  $35.7 million and  $26.1 million including all related components of accumulated other comprehensive income (loss).

            In December 2009, we recognized a loss on our 32.5% interests in our shopping centers operating or under development in China. The interests were sold to affiliates of our Chinese partner for approximately  $29 million, resulting in a loss of approximately  $20 million which is included in gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net in the 2009 consolidated statement of operations and comprehensive income.

Indebtedness and Derivative Financial Instruments	12 Months Ended
Dec. 31, 2010
Indebtedness and Derivative Financial Instruments
Indebtedness and Derivative Financial Instruments

8. Indebtedness and Derivative Financial Instruments

            Our mortgages and other indebtedness, excluding the impact of derivative instruments, consist of the following as of December 31:

	2010	2009
Fixed-Rate Debt:
Mortgages and other notes, including $31,614 and $9,757 net premiums, respectively. Weighted average interest and maturity of 6.09% and 4.6 years at December 31, 2010.	$5,485,659	$5,239,263
Unsecured notes, including $26,586 and $23 net discounts, respectively. Weighted average interest and maturity of 6.04% and 7.3 years at December 31, 2010.	9,985,886	11,574,977

Total Fixed-Rate Debt	15,471,545	16,814,240
Variable-Rate Debt:
Mortgages and other notes, at face value. Weighted average interest and maturity of 1.65% and 1.8 years at December 31, 2010.	1,143,578	1,370,000
Credit Facility (see below)	858,637	446,062

Total Variable-Rate Debt	2,002,215	1,816,062

Total Mortgages and Other Indebtedness	$17,473,760	$18,630,302

            General.    At December 31, 2010, we have pledged 92 properties as collateral to secure related mortgage notes including 12 pools of cross-defaulted and cross-collateralized mortgages encumbering a total of 52 properties. Under these cross-default provisions, a default under any mortgage included in the cross-defaulted package may constitute a default under all such mortgages and may lead to acceleration of the indebtedness due on each property within the collateral package. Of our 92 encumbered properties, indebtedness on 31 of these encumbered properties and our unsecured debt are subject to various financial performance covenants relating to leverage ratios, annual real property appraisal requirements, debt service coverage ratios, minimum net worth ratios, debt-to-market capitalization, and/or minimum equity values. Our mortgages and other indebtedness may be prepaid but are generally subject to payment of a yield-maintenance premium or defeasance.

            Some of the limited partners guarantee a portion of our consolidated debt through foreclosure guarantees. In total, 25 limited partners provide guarantees of foreclosure of  $173.4 million of our consolidated debt at three consolidated properties. In each case, the loans were made by unrelated third party institutional lenders and the guarantees are for the benefit of each lender. In the event of foreclosure of the mortgaged property, the proceeds from the sale of the property are first applied against the amount of the guarantee and also reduce the amount payable under the guarantee. To the extent the sale proceeds from the disposal of the property do not cover the amount of the guarantee, then the limited partner is liable to pay the difference between the sale proceeds and the amount of the guarantee so that the entire amount guaranteed to the lender is satisfied. The debt is non-recourse to us and our affiliates.

Unsecured Debt

            Our unsecured debt consists of approximately  $10.0 billion of senior unsecured notes of the Operating Partnership and  $858.6 million outstanding under our Credit Facility. The Credit Facility has a borrowing capacity of  $3.9 billion and contains an accordion feature allowing the maximum borrowing capacity to expand to  $4.0 billion. The Credit Facility matures on March 31, 2013. The base interest on the Credit Facility is LIBOR plus 210 basis points and includes a facility fee of 40 basis points. The Credit Facility also includes a money market competitive bid feature, which allows participating lenders to bid on amounts outstanding at then current market rates of interest for up to 50% of amounts available under the facility. As of December 31, 2010, we are in compliance with all of the covenants of our unsecured debt.

            During the year ended December 31, 2010, our borrowings under the Credit Facility increased primarily as a result of the acquisition of Prime partially offset by the repayment of €167.4 million (approximately  $215 million) principal balance on the Euro-denominated tranche of our Credit Facility on July 23, 2010. The total outstanding balance of the Credit Facility as of December 31, 2010 was  $858.6 million, and the maximum outstanding balance during the year ended December 31, 2010 was  $862.2 million. During the year ended December 31, 2010, the weighted average outstanding balance on the Credit Facility was approximately  $580.4 million. The outstanding balance as of December 31, 2010 includes  $273.6 million (U.S. dollar equivalent) of Yen-denominated borrowings. Letters of credit of  $33.3 million were outstanding under the Credit Facility at December 31, 2010.

            On January 12, 2010, the Operating Partnership commenced a cash tender offer for any and all senior unsecured notes of ten outstanding series with maturity dates ranging from January 2011 to March 2013. The total principal amount of the notes accepted for purchase on January 26, 2010 was approximately  $2.3 billion, with a weighted average duration of 2.0 years and a weighted average coupon of 5.76%. The Operating Partnership purchased the tendered notes with cash on hand and the proceeds from an offering of  $2.25 billion of senior unsecured notes that closed on January 25, 2010. The senior notes offering was comprised of  $400.0 million of 4.20% notes due 2015,  $1.25 billion of 5.65% notes due 2020 and  $600.0 million of 6.75% notes due 2040. The weighted average duration of the notes offering was 14.4 years and the weighted average coupon was 5.69%. We recorded a  $165.6 million charge to earnings in the first quarter of 2010 as a result of the tender offer.

            On March 18, 2010, the Operating Partnership repaid a  $300.0 million senior unsecured note which had a fixed rate of 4.875%.

            On June 15, 2010, the Operating Partnership repaid a  $400.0 million senior unsecured note which had a fixed rate of 4.60%.

            On August 9, 2010, the Operating Partnership commenced a cash tender offer for any and all senior unsecured notes of three outstanding series with maturity dates ranging from May 2013 to August 2014. The total principal amount of the notes accepted for purchase on August 17, 2010 was approximately  $1.33 billion, with a weighted average duration of 3.5 years and a weighted average coupon of 6.06%. The Operating Partnership purchased the tendered notes with cash on hand and the proceeds from an offering of  $900.0 million of 4.375% senior unsecured notes that closed on August 16, 2010. The senior notes are due on March 1, 2021. We recorded a  $185.1 million charge to earnings in the third quarter of 2010 as a result of the tender offer.

            On August 16, 2010, the Operating Partnership repaid a  $400.0 million senior unsecured note which had a fixed rate of 4.875%.

Secured Debt

            The balance of fixed and variable rate mortgage notes was  $6.6 billion at December 31, 2010 and 2009. Of the balance outstanding at December 31, 2010,  $5.7 billion is nonrecourse to us. The fixed-rate mortgages generally require monthly payments of principal and/or interest. The interest rates of variable-rate mortgages are typically based on LIBOR. During the year ended December 31, 2010, we unencumbered five properties by repaying  $1.1 billion in mortgage loans with a weighted average interest rate of 4.35%.

            On May 13, 2010, we acquired a property located in Barceloneta, Puerto Rico subject to an existing  $75.2 million mortgage loan. The loan matures on May 1, 2014 and bears interest at LIBOR plus 225 basis points with a LIBOR floor of 1.50%.

            In connection with our acquisition of Prime, we assumed existing mortgage loans of approximately  $1.2 billion which bear interest at fixed rates ranging from 5.51% to 6.01% and mature at various dates throughout 2016.

Debt Maturity and Other

            Our scheduled principal repayments on indebtedness as of December 31, 2010 are as follows:

2011	$895,575
2012	1,823,095
2013	2,306,160
2014	1,796,160
2015	1,680,043
Thereafter	8,967,699

Total principal maturities	17,468,732
Net unamortized debt premium and other	5,028

Total mortgages and other indebtedness	$17,473,760

            Our cash paid for interest in each period, net of any amounts capitalized, was as follows:

	For the Year Ended December 31,
	2010	2009	2008
Cash paid for interest	$1,015,989	$994,688	$1,001,718

Derivative Financial Instruments

            Our exposure to market risk due to changes in interest rates primarily relates to our long-term debt obligations. We manage exposure to interest rate market risk through our risk management strategy by a combination of interest rate protection agreements to effectively fix or cap a portion of variable rate debt. We are also exposed to foreign currency risk on financings of certain foreign operations. Our intent is to offset gains and losses that occur on the underlying exposures, with gains and losses on the derivative contracts hedging these exposures. We do not enter into either interest rate protection or foreign currency rate protection agreements for speculative purposes.

            We may enter into treasury lock agreements as part of an anticipated debt issuance. If the anticipated transaction does not occur, the cost is charged to consolidated net income. Upon completion of the debt issuance, the cost of these instruments is recorded as part of accumulated other comprehensive income and is amortized to interest expense over the life of the debt agreement.

            The fair value of our interest rate swap agreements is included within other liabilities and was  $19.5 million and  $13.0 million at December 31, 2010 and 2009, respectively. At December 31, 2009, we also had interest rate swaps with a fair value of  $0.3 million within deferred costs and other assets. The interest rate cap agreements were of nominal net value at December 31, 2010 and 2009. In addition, the unamortized balance of our treasury locks recorded in accumulated other comprehensive income (loss) was  $6.5 million as of December 31, 2010. The net deficit from terminated swap agreements is also recorded in accumulated other comprehensive income (loss) and the unamortized balance was  $1.3 million as of December 31, 2010. As of December 31, 2010, our outstanding LIBOR based derivative contracts consisted of:

  •
  interest rate cap protection agreements with a notional amount of  $385.0 million which mature in July 2011 and June 2014, and

  •
  fixed rate swap agreements with a notional amount of  $692.5 million which have a weighted average fixed pay rate of 2.79% and a weighted average variable receive rate of 0.51%.

            Within the next year, we expect to reclassify to earnings approximately  $19.8 million of losses from the current balance held in accumulated other comprehensive income (loss). The amount of ineffectiveness relating to cash flow hedges recognized in income during the periods presented was not material.

            Our joint ventures may also enter into interest rate swaps or caps, which are recorded at fair value on the joint venture balance sheets. Included in our accumulated other comprehensive income (loss) as of December 31, 2010 and 2009 is our share of the joint ventures' accumulated derivative losses of  $20.9 million and  $30.1 million, respectively.

Fair Value of Financial Instruments

            The carrying value of our variable-rate mortgages and other loans approximates their fair values. We estimate the fair values of consolidated fixed-rate mortgages using cash flows discounted at current borrowing rates and other indebtedness using cash flows discounted at current market rates. We estimate the fair values of consolidated fixed-rate unsecured notes using quoted market prices, or, if no quoted market prices are available, we use quoted market prices for securities with similar terms and maturities. The carrying value of our consolidated fixed-rate mortgages and other indebtedness, excluding those with an associated fixed to floating swap, was  $14.8 billion and  $16.1 billion as of December 31, 2010 and 2009, respectively. The fair values of financial instruments and our related discount rate assumptions used in the estimation of fair value for our consolidated fixed-rate mortgages and other indebtedness as of December 31 is summarized as follows:

	2010	2009
Fair value of fixed-rate mortgages and other indebtedness	$16,087	$16,580
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	4.46%	6.11%

Rentals under Operating Leases	12 Months Ended
Dec. 31, 2010
Rentals under Operating Leases
Rentals under Operating Leases

9.    Rentals under Operating Leases

            Future minimum rentals to be received under noncancelable tenant operating leases for each of the next five years and thereafter, excluding tenant reimbursements of operating expenses and percentage rent based on tenant sales volume as of December 31, 2010 are as follows:

2011	$2,140,123
2012	1,944,020
2013	1,709,738
2014	1,501,966
2015	1,252,753
Thereafter	3,369,238

$11,917,838

            Approximately 0.6% of future minimum rents to be received are attributable to leases with an affiliate of a limited partner in the Operating Partnership.

Equity	12 Months Ended
Dec. 31, 2010
Equity
Equity

10.    Equity

            Our Board of Directors is authorized to reclassify excess common stock into one or more additional classes and series of capital stock, to establish the number of shares in each class or series and to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, and qualifications and terms and conditions of redemption of such class or series, without any further vote or action by the stockholders. The issuance of additional classes or series of capital stock may have the effect of delaying, deferring or preventing a change in control of Simon Property without further action of the stockholders. The ability to issue additional classes or series of capital stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could have the effect of making it more difficult for a third party to acquire, or of discouraging a third party from acquiring, a majority of our outstanding voting stock.

            Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders, other than for the election of directors. At the time of the initial public offering of our predecessor in 1993, the charter of the predecessor gave Melvin Simon, Herbert Simon, David Simon and certain of their affiliates, or the Simons, the right to elect four of the members of the Board of Directors, conditioned upon the Simons, or entities they control, maintaining specified levels of equity ownership in our predecessor, the Operating Partnership and all subsidiaries. In addition, at that time, Melvin Simon & Associates, Inc., or MSA, acquired 3,200,000 shares of our Class B common stock. MSA placed the Class B common stock into a voting trust under which the Simons were the sole trustees. These voting trustees had the authority to elect up to four members of the Board of Directors. These same arrangements were incorporated into our Charter in 1998 during the combination of our predecessor and Corporate Property Investors, Inc. Shares of Class B common stock convert automatically into an equal number of shares of common stock upon the sale or transfer thereof to a person not affiliated with the estate of Melvin Simon, Herbert Simon or David Simon. The Class B shares can be converted into shares of common stock at the option of the holders. At the initial offering we reserved 3,200,000 shares of common stock for the possible conversion of the outstanding Class B shares; the number of outstanding Class B shares was reduced to 8,000 in 1998, although the right of the holders to elect up to four directors was not modified.

Common Stock Issuances

            In 2010, we issued 247,640 shares of common stock to 47 limited partners in exchange for an equal number of units.

            We issued 178,683 shares of common stock related to employee and director stock options exercised during 2010. We used the net proceeds from the option exercises of approximately  $4.9 million to acquire additional units. The Operating Partnership used the net proceeds for general business purposes.

            We issued 6,670,589 shares of common stock upon the conversion of 7,871,276 shares of Series I 6% Convertible Perpetual Preferred Stock as discussed below in Temporary Equity.

            On August 30, 2010, the Operating Partnership issued 1,720,671 units to the owners of Prime in connection with the acquisition of 20 outlet centers as discussed in Note 4.

            On May 13, 2010, the Operating Partnership issued 77,798 units to the owners of Prime in connection with the acquisition of an outlet center located in Barceloneta, Puerto Rico.

Temporary Equity

            We classify as temporary equity those securities for which there is the possibility that we could be required to redeem the security for cash irrespective of the probability of such a possibility. As a result, we classify one series of preferred stock, and several series of preferred units of the Operating Partnership in temporary equity. Each of these securities that are classified in temporary equity is discussed below.

            Series I 6% Convertible Perpetual Preferred Stock.    This series of preferred stock was issued in connection with our acquisition of Chelsea Property Group, or Chelsea, in 2004. The terms of this series of preferred stock are substantially identical to those of the related series of 6% Series I Convertible Perpetual Preferred Units, or the Series I preferred units, described below.

            As of the end of the first quarter of 2010 and through April 14, 2010, holders of our Series I 6% Convertible Perpetual Preferred Stock, or Series I preferred stock, and holders of the Series I preferred units, could elect to convert their Series I preferred stock into shares of our common stock or Series I preferred units into units of the Operating Partnership or Series I preferred stock. The optional conversion election resulted from the closing sale price of our common stock exceeding the applicable trigger price per share for a period of 20 trading days in the last 30 trading days of the prior quarter. Each share of Series I preferred stock and Series I preferred unit was convertible into common stock or units at a conversion ratio of .847495.

            On March 17, 2010, we announced that we would redeem all of the outstanding shares of our Series I preferred stock and the Operating Partnership's Series I preferred units on April 16, 2010. The redemption price was equal to the liquidation value per share plus accumulated and unpaid dividends through the redemption date or  $50.4917 per share or unit.

            Through the redemption date of April 16, 2010, holders of Series I preferred stock converted 7,871,276 shares of Series I preferred stock into 6,670,589 shares of our common stock.

            Limited Partners' Preferred Interests in the Operating Partnership and Other Noncontrolling Redeemable Interests in Properties.    The following table summarizes each series of preferred units of the Operating Partnership and the amount of the noncontrolling redeemable interests in properties as of December 31. The redemption features of each of these series of preferred units of the Operating Partnership contain provisions which could require us to settle the redemption in cash. As a result, these series of preferred units in the Operating Partnership, along with the noncontrolling redeemable interests in properties, remain classified outside permanent equity.

	2010	2009
7.50% Cumulative Redeemable Preferred Units, 260,000 units authorized, 255,373 issued and outstanding	$25,537	$25,537
6% Series I Convertible Perpetual Preferred Units, 19,000,000 units authorized, 0 and 1,017,480 issued and outstanding, respectively	—	50,874
	25,537	76,411
Other noncontrolling redeemable interests in properties	59,932	49,404

Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$85,469	$125,815

            6% Series I Convertible Perpetual Preferred Units.    Through the redemption date of April 16, 2010, holders of Series I preferred units converted 1,017,480 Series I preferred units into 862,292 units of the Operating Partnership at a conversion ratio of .847495. We redeemed the remaining 219,879 shares of Series I preferred stock for  $50.4917 per share for an aggregate cash redemption payment of  $11.1 million including accrued dividends.

            7.50% Cumulative Redeemable Preferred Units.    This series of preferred units accrues cumulative quarterly distributions at a rate of  $7.50 annually. The Operating Partnership may redeem the preferred units on or after November 10, 2013, unless there is the occurrence of certain tax triggering events such as death of the initial holder, or the transfer of any units to any person or entity other than the persons or entities entitled to the benefits of the original holder. The redemption price is the liquidation value ( $100.00 per preferred unit) plus accrued and unpaid distributions, payable either in cash or fully registered shares of our common stock at our election. In the event of the death of a holder of the preferred units, the occurrence of certain tax triggering events applicable to the holder, or on or after November 10, 2006, the holder may require the Operating Partnership to redeem the preferred units at the same redemption price payable at the option of the Operating Partnership in either cash or shares of common stock.

Permanent Equity

            Preferred Stock.    Dividends on all series of preferred stock are calculated based upon the preferred stock's preferred return multiplied by the preferred stock's corresponding liquidation value. The Operating Partnership pays preferred distributions to us equal to the dividends we pay on the preferred stock issued.

            Series J 8 3/8% Cumulative Redeemable Preferred Stock.    We issued this series of preferred stock in 2004 to replace a series of Chelsea preferred stock. Dividends accrue quarterly at an annual rate of 8 3/8% per share. We can redeem this series, in whole or in part, on or after October 15, 2027 at a redemption price of  $50.00 per share, plus accumulated and unpaid dividends. This preferred stock was issued at a premium of  $7.5 million as of the date of our acquisition of Chelsea. The unamortized premium included in the carrying value of the preferred stock at December 31, 2010 and 2009 was  $5.5 million and  $5.9 million, respectively.

Other Equity Activity

            Notes Receivable from Former CPI Stockholders.    Notes receivable of  $16.8 million from stockholders of an entity we acquired in 1998 are reflected as a deduction from capital in excess of par value in the consolidated statements of equity in the accompanying financial statements. The notes do not bear interest and become due at the time the underlying shares are sold.

            The Simon Property Group 1998 Stock Incentive Plan.    This plan, or the 1998 plan, provides for the grant of equity-based awards in the form of options to purchase shares, stock appreciation rights, restricted stock grants and performance unit awards. Options may be granted which are qualified as "incentive stock options" within the meaning of Section 422 of the Code and options which are not so qualified. An aggregate of 11,300,000 shares of common stock have been reserved for issuance under the 1998 plan. Additionally, the partnership agreement requires us to sell shares of common stock to the Operating Partnership, at fair value, sufficient to satisfy the exercising of any stock options, and for us to purchase units for cash in an amount equal to the fair market value of such shares. Annual stock incentive programs were approved each year from 2001 until 2009 when no program was established.

            Administration.    The 1998 plan is administered by the Compensation Committee of the Board of Directors. The committee determines which eligible individuals may participate and the type, extent and terms of the awards to be granted to them. In addition, the committee interprets the 1998 plan and makes all other determinations deemed advisable for its administration. Options granted to employees become exercisable over the period determined by the committee. The exercise price of an employee option may not be less than the fair market value of the shares on the date of grant. Employee options generally vest over a three-year period and expire ten years from the date of grant. Since 2001, we have not granted any options to employees, except for a series of reload options we assumed as part of a prior business combination.

            Automatic Awards For Eligible Directors.    Directors who are not also our employees or employees of our affiliates receive automatic awards under the 1998 plan. Until 2003, these awards took the form of stock options. Since then, the awards have been shares of restricted stock. Currently, each eligible director receives on the first day of the first calendar month following his or her initial election an award of restricted stock with a value of  $82,500 (pro-rated for partial years of service). Thereafter, as of the date of each annual meeting of stockholders, eligible directors who are re-elected receive an award of restricted stock having a value of  $82,500. In addition, eligible directors who serve as chairpersons of the standing committees (excluding the Executive Committee) receive an additional annual award of restricted stock having a value of  $10,000 (in the case of the Audit Committee) or  $7,500 (in the case of all other standing committees). The Lead Independent Director also receives an annual restricted stock award having a value of  $12,500. The restricted stock vests in full after one year.

            Once vested, the delivery of the shares of restricted stock (including reinvested dividends) is deferred under our Director Deferred Compensation Plan until the director retires, dies or becomes disabled or otherwise no longer serves as a director. The directors may vote and are entitled to receive dividends on the underlying shares; however, any dividends on the shares of restricted stock must be reinvested in shares of common stock and held in the deferred compensation plan until the shares of restricted stock are delivered to the former director.

            In addition to automatic awards, eligible directors may be granted discretionary awards under the 1998 plan.

  Long-Term Incentive Performance Program

            On March 16, 2010, the Compensation Committee of our Board approved a Long-Term Incentive Performance Program, or LTIP Program, for certain of our senior executive officers. Awards under the LTIP Program take the form of LTIP Units, a form of limited partnership interest issued by the Operating Partnership. During the performance period, participants are entitled to receive on the LTIP Units awarded to them distributions equal to 10% of the regular quarterly distributions paid on a unit of the Operating Partnership. As a result, we account for these LTIP Units as participating securities under the two-class method of computing earnings per share. Awarded LTIP Units will be considered earned, in whole or in part, depending upon the extent to which the applicable TSR benchmarks, as defined, are achieved during the performance period and, once earned, will become the equivalent of units after a two year service-based vesting period, beginning after the end of the performance period. Awarded LTIP Units not earned are forfeited.

            The Compensation Committee awarded LTIP Units under three LTIP Programs having one, two and three year performance periods, which end on December 31, 2010, 2011 and 2012, respectively. We refer to these three programs as the one, two and three year 2010 LTIP Programs, or the 2010 LTIP Programs. After the end of each performance period, any earned LTIP Units will then be subject to service-based vesting over a period of two years. One-half of the earned LTIP Units will vest on January 1 of each of the second and third years following the end of the applicable performance period, subject to the participant maintaining employment with us through those dates.

            The awards made pursuant to the 2010 LTIP Programs have an aggregate grant date fair value, adjusted for estimated forfeitures, of  $7.2 million for the one-year program,  $14.8 million for the two-year program and  $23.0 million for the three-year program. Grant date fair value was estimated based upon the results of a Monte Carlo model, and the resulting expense will be recorded regardless of whether the TSR benchmarks are achieved. The grant date fair value is being amortized into expense over the period from the grant date to the date at which the awards, if any, become vested. During the twelve months ended December 31, 2010, we recognized  $12.5 million of compensation expense under the LTIP Programs.

            Restricted Stock.    The 1998 plan also provides for shares of restricted stock to be granted to certain employees at no cost to those employees, subject to achievement of certain financial and return-based performance measures established by the committee related to the most recent year's performance. Once granted, the shares of restricted stock then vest annually over a four-year period (25% each year) beginning on January 1 of each year. The cost of restricted stock grants, which is based upon the stock's fair market value on the grant date, is charged to earnings ratably over the vesting period. Through December 31, 2010 a total of 5,109,362 shares of restricted stock, net of forfeitures, have been awarded under the plan. Information regarding restricted stock awards is summarized in the following table for each of the years presented:

	For the Year Ended December 31,
	2010	2009	2008
Restricted stock shares awarded during the year, net of forfeitures	116,726	254,227	276,872
Weighted average fair value of shares granted during the year	$85.17	$29.44	$85.77
Amortization expense	$16,839	$22,870	$28,640

            The weighted average life of our outstanding options as of December 31, 2010 is 0.8 years. Information relating to Employee Options from December 31, 2007 through December 31, 2010 is as follows:

	Options	Weighted Average Exercise Price Per Share
Shares under option at December 31, 2007	1,006,738	$33.48

Granted	—	—
Exercised, none were forfeited during the period	(282,106)	41.96

Shares under option at December 31, 2008	724,632	$30.18

Granted	—	—
Exercised	(181,850)	25.52
Forfeited	(37,100)	70.73

Shares under option at December 31, 2009	505,682	$28.88

Granted	—	—
Exercised, none were forfeited during the period	(178,683)	23.03

Shares under option at December 31, 2010	326,999	$29.75

	Outstanding and Exercisable
Employee Options: Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price Per Share
$23.41— $30.38	266,550	0.23	$25.54
$30.39— $46.97	34,749	3.09	46.97
$46.98— $50.17	25,700	3.17	50.17

Total	326,999		$29.75

            No stock options were granted to any non-employee director and there were no stock options previously awarded to non-employee directors that were outstanding from December 31, 2007 through December 31, 2010.

            We also maintain a tax-qualified retirement 401(k) savings plan and offer no other postretirement or post employment benefits to our employees.

Exchange Rights

            Limited partners in the Operating Partnership have the right to exchange all or any portion of their units for shares of common stock on a one-for-one basis or cash, as determined by the Board of Directors. The amount of cash to be paid if the exchange right is exercised and the cash option is selected will be based on the trading price of our common stock at that time. At December 31, 2010, we had reserved 62,919,853 shares of common stock for possible issuance upon the exchange of units, stock options, and Class B common stock and certain convertible preferred stock.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

11. Commitments and Contingencies

Litigation

            We are involved from time-to-time in various legal proceedings that arise in the ordinary course of our business, including, but not limited to commercial disputes, environmental matters, and litigation in connection with transactions including acquisitions and divestitures. We believe that such litigation, claims and administrative proceedings will not have a material adverse impact on our financial position or our results of operations. We record a liability when a loss is considered probable and the amount can be reasonably estimated.

Lease Commitments

            As of December 31, 2010, a total of 31 of the consolidated properties are subject to ground leases. The termination dates of these ground leases range from 2012 to 2090. These ground leases generally require us to make fixed annual rental payments, or a fixed annual rental plus a percentage rent component based upon the revenues or total sales of the property. Some of these leases also include escalation clauses and renewal options. We incurred ground lease expense included in other expense as follows:

	For the Year Ended December 31,
	2010	2009	2008
Ground lease expense	$36,750	$32,086	$30,681

            Future minimum lease payments due under these ground leases for years ending December 31, excluding applicable extension options, are as follows:

2011	$25,717
2012	25,923
2013	26,264
2014	26,248
2015	26,966
Thereafter	940,599

$1,071,717

Insurance

            We maintain insurance coverage with third party carriers who provide a portion of the coverage for specific layers of potential losses including commercial general liability, fire, flood, extended coverage and rental loss insurance on all of our properties in the United States. The initial portion of coverage not provided by third party carriers is either insured through our wholly-owned captive insurance companies, Rosewood Indemnity, Ltd. and Bridgewood Insurance Company, Ltd., and other financial arrangements controlled by us. The third party carrier has, in turn, agreed to provide evidence of coverage for this layer of losses under the terms and conditions of the carrier's policy. A similar policy written through our captive insurance entities also provides initial coverage for property insurance and certain windstorm risks at the properties located in coastal windstorm locations.

            We currently maintain insurance coverage against acts of terrorism on all of our properties in the United States on an "all risk" basis in the amount of up to  $1 billion. The current federal laws which provide this coverage are expected to operate through 2014. Despite the existence of this insurance coverage, any threatened or actual terrorist attacks where we operate could adversely affect our property values, revenues, consumer traffic and tenant sales.

Guarantees of Indebtedness

            Joint venture debt is the liability of the joint venture and is typically secured by the joint venture property, which is non-recourse to us. As of December 31, 2010, the Operating Partnership has loan guarantees of  $60.7 million underlying joint venture related mortgage or other indebtedness. Mortgages which are guaranteed by us are secured by the property of the joint venture and that property could be sold in order to satisfy the outstanding obligation.

Concentration of Credit Risk

            We are subject to risks incidental to the ownership and operation of commercial real estate. These risks include, among others, the risks normally associated with changes in the general economic climate, trends in the retail industry, creditworthiness of tenants, competition for tenants and customers, changes in tax laws, interest rate and foreign currency levels, the availability of financing, and potential liability under environmental and other laws. Our regional malls, Premium Outlets, The Mills, and community/lifestyle centers rely heavily upon anchor tenants like most retail properties. Four retailers occupied 526 of the approximately 1,320 anchor stores in the properties as of December 31, 2010. An affiliate of one of these retailers is a limited partner in the Operating Partnership. Further, all material operations are within the United States and no customer or tenant comprises more than 10% of consolidated revenues.

Limited Life Partnerships

            We are the controlling partner in several consolidated partnerships that have a limited life. We estimated the settlement values of these noncontrolling interests as of December 31, 2010 and 2009 as approximately  $135 million and  $115 million, respectively. The settlement values are based on the estimated fair values upon a hypothetical liquidation of the partnership interests and estimated yield maintenance or prepayment penalties associated with the payment to settle any underlying secured mortgage debt.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Related Party Transactions

12.    Related Party Transactions

            Our management company provides management, insurance, and other services to Melvin Simon & Associates, Inc., a related party, and other non-owned properties. Amounts for services provided by our management company and its affiliates to our unconsolidated joint ventures and other related parties were as follows:

	For the Year Ended December 31,
	2010	2009	2008
Amounts charged to unconsolidated joint ventures	$118,905	$120,866	$125,663
Amounts charged to properties owned by related parties	4,308	4,522	4,980

            During 2010, 2009 and 2008, we recorded interest income of  $9.9 million,  $9.3 million and  $15.3 million respectively, and financing fee income of  $0.9 million,  $3.7 million and  $3.1 million, respectively, net of inter-entity eliminations, related to the loans that we have provided to Mills and SPG-FCM and lending financing services to those entities and the properties in which they hold an ownership interest.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

13.    Quarterly Financial Data (Unaudited)

            Quarterly 2010 and 2009 data is summarized in the table below. Quarterly amounts may not equal annual amounts due to rounding.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010
Total revenue	$925,071	$933,566	$979,275	$1,119,718
Operating income	426,916	415,467	397,794	504,062
Consolidated income from continuing operations	20,754	185,152	280,532	267,076
Net income available to common stockholders	9,373	152,504	230,624	217,923
Income from continuing operations per share — Basic	$0.03	$0.52	$0.79	$0.74
Net income per share — Basic	$0.03	$0.52	$0.79	$0.74
Income from continuing operations per share — Diluted	$0.03	$0.52	$0.79	$0.74
Net income per share — Diluted	$0.03	$0.52	$0.79	$0.74
Weighted average shares outstanding	286,124,631	292,323,804	292,830,418	292,931,101
Diluted weighted average shares outstanding	286,124,631	292,613,735	293,089,128	293,160,767
2009
Total revenue	$918,492	$903,612	$924,932	$1,028,180
Operating income	364,216	224,698	392,177	425,601
Consolidated income (loss) from continuing operations	146,248	(14,108)	139,189	115,933
Net income (loss) available to common stockholders	106,768	(20,760)	105,547	91,543
Income (loss) from continuing operations per share — Basic	$0.45	$(0.08)	$0.38	$0.32
Net income (loss) per share — Basic	$0.45	$(0.08)	$0.38	$0.32
Income (loss) from continuing operations per share — Diluted	$0.45	$(0.08)	$0.38	$0.32
Net income (loss) per share — Diluted	$0.45	$(0.08)	$0.38	$0.32
Weighted average shares outstanding	235,908,551	268,289,545	281,430,338	283,967,587
Diluted weighted average shares outstanding	236,128,461	268,289,545	282,474,292	284,595,548

Schedule III -- Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Schedule III -- Real Estate and Accumulated Depreciation
Schedule III -- Real Estate and Accumulated Depreciation

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2010
(Dollars in thousands)

		Initial Cost (3)		Cost Capitalized Subsequent to Acquisition (3)			Gross Amounts At Which Carried At Close of Period
Name, Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)	Date of Construction
Regional Malls
Anderson Mall, Anderson, SC	$26,754	$1,712	$15,227	$851	$20,334	$2,563	$35,561	$38,124	$13,687	1972
Arsenal Mall, Watertown, MA	846	14,714	47,680	—	6,430	14,714	54,110	68,824	17,411	1999	(4)
Bangor Mall, Bangor, ME	80,000	5,478	59,740	—	9,404	5,478	69,144	74,622	21,729	2004	(5)
Barton Creek Square, Austin, TX	—	2,903	20,929	7,983	61,142	10,886	82,071	92,957	43,312	1981
Battlefield Mall, Springfield, MO	90,885	3,919	27,231	3,000	62,518	6,919	89,749	96,668	52,350	1970
Bay Park Square, Green Bay, WI	—	6,358	25,623	4,133	23,627	10,491	49,250	59,741	21,470	1980
Bowie Town Center, Bowie, MD	—	2,710	65,044	235	5,789	2,945	70,833	73,778	25,565	2001
Boynton Beach Mall, Boynton Beach, FL	—	22,240	78,804	4,666	25,170	26,906	103,974	130,880	39,730	1985
Brea Mall, Brea, CA	—	39,500	209,202	—	25,682	39,500	234,884	274,384	83,316	1998	(4)
Broadway Square, Tyler, TX	—	11,306	32,431	—	22,257	11,306	54,688	65,994	23,516	1994	(4)
Brunswick Square, East Brunswick, NJ	80,965	8,436	55,838	—	27,967	8,436	83,805	92,241	37,536	1973
Burlington Mall, Burlington, MA	—	46,600	303,618	19,600	90,699	66,200	394,317	460,517	122,167	1998	(4)
Castleton Square, Indianapolis, IN	—	26,250	98,287	7,434	70,451	33,684	168,738	202,422	63,697	1972
Century III Mall, West Mifflin, PA	78,973	17,380	102,364	10	7,083	17,390	109,447	126,837	72,123	1979
Charlottesville Fashion Square, Charlottesville, VA	—	—	54,738	—	13,939	—	68,677	68,677	27,214	1997	(4)
Chautauqua Mall, Lakewood, NY	—	3,257	9,641	—	16,456	3,257	26,097	29,354	12,829	1971
Chesapeake Square, Chesapeake, VA	68,796	11,534	70,461	—	11,517	11,534	81,978	93,512	42,220	1989
Cielo Vista Mall, El Paso, TX	—	1,005	15,262	608	44,663	1,613	59,925	61,538	33,617	1974
College Mall, Bloomington, IN	—	1,003	16,245	720	43,377	1,723	59,622	61,345	28,994	1965
Columbia Center, Kennewick, WA	—	17,441	66,580	—	21,868	17,441	88,448	105,889	34,170	1987
Copley Place, Boston, MA	—	—	378,045	—	88,575	—	466,620	466,620	118,457	2002	(4)
Coral Square, Coral Springs, FL	—	13,556	93,630	—	14,493	13,556	108,123	121,679	54,666	1984
Cordova Mall, Pensacola, FL	—	18,626	73,091	7,321	44,759	25,947	117,850	143,797	36,937	1998	(4)
Cottonwood Mall, Albuquerque, NM	—	10,122	69,958	—	5,082	10,122	75,040	85,162	35,198	1996
Crystal River Mall, Crystal River, FL	14,441	5,393	20,241	—	4,850	5,393	25,091	30,484	11,203	1990
DeSoto Square, Bradenton, FL	63,156	9,011	52,675	—	7,114	9,011	59,789	68,800	24,970	1973
Domain, The, Austin, TX (6)	—	45,152	197,010	—	137,617	45,152	334,627	379,779	39,371	2005
Edison Mall, Fort Myers, FL	—	11,529	107,350	—	28,277	11,529	135,627	147,156	49,499	1997	(4)
Fashion Mall at Keystone, The, Indianapolis, IN	—	—	120,579	—	47,507	—	168,086	168,086	61,436	1997	(4)
Firewheel Town Center, Garland, TX	—	8,636	82,716	—	24,793	8,636	107,509	116,145	25,015	2004
Forest Mall, Fond Du Lac, WI	15,883	721	4,491	—	8,819	721	13,310	14,031	8,209	1973
Forum Shops at Caesars, The, Las Vegas, NV	—	—	276,567	—	210,699	—	487,266	487,266	141,772	1992
Great Lakes Mall, Mentor, OH	—	12,302	100,362	—	10,478	12,302	110,840	123,142	47,300	1961
Greenwood Park Mall, Greenwood, IN	79,097	2,423	23,445	5,253	115,289	7,676	138,734	146,410	53,749	1979
Gulf View Square, Port Richey, FL	—	13,690	39,991	2,023	18,348	15,713	58,339	74,052	24,499	1980
Gwinnett Place, Duluth, GA	115,000	17,051	141,191	—	4,908	17,051	146,099	163,150	50,674	1998	(5)
Haywood Mall, Greenville, SC	—	11,585	133,893	6	20,669	11,591	154,562	166,153	67,804	1998	(4)
Independence Center, Independence, MO	200,000	5,042	45,798	—	31,354	5,042	77,152	82,194	34,005	1994	(4)
Ingram Park Mall, San Antonio, TX	74,493	733	17,163	73	21,444	806	38,607	39,413	22,437	1979
Irving Mall, Irving, TX	—	6,737	17,479	2,533	40,945	9,270	58,424	67,694	35,644	1971
Jefferson Valley Mall, Yorktown Heights, NY	—	4,868	30,304	—	26,422	4,868	56,726	61,594	30,474	1983
Knoxville Center, Knoxville, TN	56,410	5,006	21,617	3,712	34,423	8,718	56,040	64,758	30,140	1984
La Plaza Mall, McAllen, TX	—	1,375	9,828	6,569	39,449	7,944	49,277	57,221	23,938	1976

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2010
(Dollars in thousands)

		Initial Cost (3)		Cost Capitalized Subsequent to Acquisition (3)			Gross Amounts At Which Carried At Close of Period
Name, Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)	Date of Construction
Laguna Hills Mall, Laguna Hills, CA	—	27,928	55,446	—	13,916	27,928	69,362	97,290	26,114	1997	(4)
Lakeline Mall, Austin, TX	—	10,088	81,568	14	16,119	10,102	97,687	107,789	40,371	1995
Lenox Square, Atlanta, GA	—	38,058	492,411	—	64,371	38,058	556,782	594,840	190,438	1998	(4)
Lima Mall, Lima, OH	—	7,659	35,338	—	11,638	7,659	46,976	54,635	21,598	1965
Lincolnwood Town Center, Lincolnwood, IL	—	7,907	63,480	28	7,325	7,935	70,805	78,740	39,335	1990
Livingston Mall, Livingston, NJ	—	22,214	105,250	—	37,666	22,214	142,916	165,130	45,636	1998	(4)
Longview Mall, Longview, TX	29,726	259	3,567	124	8,112	383	11,679	12,062	6,282	1978
Mall at Chestnut Hill, The, Chestnut Hill, MA	—	449	24,615	—	—	449	24,615	25,064	701	2002	(5)
Mall of Georgia, Mill Creek, GA	—	47,492	326,633	—	4,965	47,492	331,598	379,090	89,654	1999	(5)
Maplewood Mall, Minneapolis, MN	—	17,119	80,758	—	13,177	17,119	93,935	111,054	27,422	2002	(4)
Markland Mall, Kokomo, IN	21,031	—	7,568	—	10,367	—	17,935	17,935	10,524	1968
McCain Mall, N. Little Rock, AR	—	—	9,515	10,530	11,095	10,530	20,610	31,140	14,879	1973
Melbourne Square, Melbourne, FL	—	15,762	55,891	4,160	27,746	19,922	83,637	103,559	31,357	1982
Menlo Park Mall, Edison, NJ	—	65,684	223,252	—	39,840	65,684	263,092	328,776	100,995	1997	(4)
Midland Park Mall, Midland, TX	30,702	687	9,213	—	16,722	687	25,935	26,622	14,792	1980
Miller Hill Mall, Duluth, MN	—	2,965	18,092	—	29,506	2,965	47,598	50,563	31,404	1973
Montgomery Mall, Montgomeryville, PA	86,063	27,105	86,915	—	26,977	27,105	113,892	140,997	29,056	2004	(5)
Muncie Mall, Muncie, IN	—	172	5,776	52	27,415	224	33,191	33,415	18,186	1970
North East Mall, Hurst, TX	—	128	12,966	19,010	150,597	19,138	163,563	182,701	72,329	1971
Northfield Square Mall, Bourbonnais, IL	27,575	362	53,396	—	1,809	362	55,205	55,567	34,429	2004	(5)
Northgate Mall, Seattle, WA	—	24,369	115,992	—	92,465	24,369	208,457	232,826	66,851	1987
Northlake Mall, Atlanta, GA	65,075	33,400	98,035	—	4,146	33,400	102,181	135,581	56,918	1998	(4)
Northwoods Mall, Peoria, IL	—	1,185	12,779	2,372	36,610	3,557	49,389	52,946	28,766	1983
Oak Court Mall, Memphis, TN	—	15,673	57,304	—	9,188	15,673	66,492	82,165	27,311	1997	(4)
Ocean County Mall, Toms River, NJ	—	20,404	124,945	—	24,479	20,404	149,424	169,828	51,626	1998	(4)
Orange Park Mall, Orange Park, FL	—	12,998	65,121	—	40,006	12,998	105,127	118,125	44,665	1994	(4)
Orland Square, Orland Park, IL	—	35,514	129,906	—	22,651	35,514	152,557	188,071	60,746	1997	(4)
Oxford Valley Mall, Langhorne, PA	71,000	24,544	100,287	—	8,905	24,544	109,192	133,736	53,329	2003	(4)
Paddock Mall, Ocala, FL	—	11,198	39,727	—	16,659	11,198	56,386	67,584	20,655	1980
Penn Square Mall, Oklahoma City, OK	98,498	2,043	155,958	—	28,249	2,043	184,207	186,250	68,745	2002	(4)
Pheasant Lane Mall, Nashua, NH	—	3,902	155,068	550	18,953	4,452	174,021	178,473	57,549	2004	(5)
Phipps Plaza, Atlanta, GA	—	16,725	210,610	—	26,934	16,725	237,544	254,269	84,988	1998	(4)
Plaza Carolina, Carolina, PR	185,992	15,493	279,560	—	21,950	15,493	301,510	317,003	65,576	2004	(4)
Port Charlotte Town Center, Port Charlotte, FL	48,398	5,471	58,570	—	15,792	5,471	74,362	79,833	33,357	1989
Prien Lake Mall, Lake Charles, LA	—	1,842	2,813	3,091	37,574	4,933	40,387	45,320	20,603	1972
Richmond Town Square, Richmond Heights, OH	43,124	2,600	12,112	—	58,662	2,600	70,774	73,374	44,952	1966
River Oaks Center, Calumet City, IL	—	30,560	101,224	—	10,299	30,560	111,523	142,083	42,727	1997	(4)
Rockaway Townsquare, Rockaway, NJ	—	44,116	212,257	27	34,740	44,143	246,997	291,140	82,110	1998	(4)
Rolling Oaks Mall, San Antonio, TX	—	1,929	38,609	—	13,239	1,929	51,848	53,777	27,196	1988
Roosevelt Field, Garden City, NY	—	163,609	702,008	—	36,094	163,609	738,102	901,711	257,321	1998	(4)
Ross Park Mall, Pittsburgh, PA	—	23,541	90,203	—	81,368	23,541	171,571	195,112	65,766	1986
Santa Rosa Plaza, Santa Rosa, CA	—	10,400	87,864	—	11,084	10,400	98,948	109,348	35,805	1998	(4)
Shops at Mission Viejo, The, Mission Viejo, CA	—	9,139	54,445	7,491	150,426	16,630	204,871	221,501	87,292	1979
South Hills Village, Pittsburgh, PA	—	23,445	125,840	2,945	24,469	26,390	150,309	176,699	54,768	1997	(4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2010
(Dollars in thousands)

		Initial Cost (3)		Cost Capitalized Subsequent to Acquisition (3)			Gross Amounts At Which Carried At Close of Period
Name, Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)	Date of Construction
South Shore Plaza, Braintree, MA	—	101,200	301,495	—	147,442	101,200	448,937	550,137	118,145	1998	(4)
Southern Park Mall, Boardman, OH	—	16,982	77,767	97	24,244	17,079	102,011	119,090	44,551	1970
SouthPark, Charlotte, NC	195,764	42,092	188,055	100	165,575	42,192	353,630	395,822	106,810	2002	(4)
St. Charles Towne Center, Waldorf, MD	—	7,710	52,934	1,180	28,677	8,890	81,611	90,501	40,070	1990
Stanford Shopping Center, Palo Alto, CA	240,000	—	339,537	—	5,280	—	344,817	344,817	79,769	2003	(4)
Summit Mall, Akron, OH	65,000	15,374	51,137	—	41,529	15,374	92,666	108,040	33,738	1965
Sunland Park Mall, El Paso, TX	31,856	2,896	28,900	—	8,475	2,896	37,375	40,271	22,544	1988
Tacoma Mall, Tacoma, WA	118,001	37,803	125,826	—	80,839	37,803	206,665	244,468	70,160	1987
Tippecanoe Mall, Lafayette, IN	—	2,897	8,439	5,517	44,075	8,414	52,514	60,928	34,491	1973
Town Center at Aurora, Aurora, CO	—	9,959	56,832	6	56,929	9,965	113,761	123,726	44,584	1998	(4)
Town Center at Boca Raton, Boca Raton, FL	—	64,200	307,317	—	152,520	64,200	459,837	524,037	153,354	1998	(4)
Town Center at Cobb, Kennesaw, GA	280,000	32,355	158,225	—	13,564	32,355	171,789	204,144	57,555	1998	(5)
Towne East Square, Wichita, KS	—	8,525	18,479	1,429	39,035	9,954	57,514	67,468	33,506	1975
Towne West Square, Wichita, KS	48,760	972	21,203	61	12,060	1,033	33,263	34,296	20,104	1980
Treasure Coast Square, Jensen Beach, FL	—	11,124	72,990	3,067	34,039	14,191	107,029	121,220	43,301	1987
Tyrone Square, St. Petersburg, FL	—	15,638	120,962	—	27,980	15,638	148,942	164,580	60,922	1972
University Park Mall, Mishawaka, IN	—	16,768	112,158	7,000	49,562	23,768	161,720	185,488	98,426	1996	(4)
Upper Valley Mall, Springfield, OH	47,108	8,421	38,745	—	10,434	8,421	49,179	57,600	19,768	1979
Valle Vista Mall, Harlingen, TX	40,000	1,398	17,159	329	20,676	1,727	37,835	39,562	19,546	1983
Virginia Center Commons, Glen Allen, VA	—	9,764	50,547	4,149	11,961	13,913	62,508	76,421	21,303	1991
Walt Whitman Mall, Huntington Station, NY	120,622	51,700	111,258	3,789	42,228	55,489	153,486	208,975	65,360	1998	(4)
Washington Square, Indianapolis, IN	27,835	6,319	36,495	—	11,109	6,319	47,604	53,923	41,851	1974
West Ridge Mall, Topeka, KS	67,568	5,453	34,132	1,168	22,900	6,621	57,032	63,653	26,964	1988
Westminster Mall, Westminster, CA	—	43,464	84,709	—	32,058	43,464	116,767	160,231	40,375	1998	(4)
White Oaks Mall, Springfield, IL	50,000	3,024	35,692	2,102	38,422	5,126	74,114	79,240	31,776	1977
Wolfchase Galleria, Memphis, TN	225,000	15,881	128,276	—	9,482	15,881	137,758	153,639	54,785	2002	(4)
Woodland Hills Mall, Tulsa, OK	96,047	34,211	187,123	—	13,645	34,211	200,768	234,979	68,846	2004	(5)
Premium Outlets
Albertville Premium Outlets, Albertville, MN	—	3,900	97,059	—	4,139	3,900	101,198	105,098	27,603	2004	(4)
Allen Premium Outlets, Allen, TX	—	13,855	43,687	97	16,023	13,952	59,710	73,662	17,726	2004	(4)
Aurora Farms Premium Outlets, Aurora, OH	—	2,370	24,326	—	1,876	2,370	26,202	28,572	14,288	2004	(4)
Birch Run Premium Outlets, Birch Run, MI	109,113	11,432	78,338	—	—	11,432	78,338	89,770	1,476	2010	(4)
Calhoun Premium Outlets, Calhoun, GA	20,974	1,560	13,800	—	—	1,560	13,800	15,360	638	2010	(4)
Camarillo Premium Outlets, Camarillo, CA	—	16,670	224,721	482	62,741	17,152	287,462	304,614	56,768	2004	(4)
Carlsbad Premium Outlets, Carlsbad, CA	—	12,890	184,990	96	2,274	12,986	187,264	200,250	39,874	2004	(4)
Carolina Premium Outlets, Smithfield, NC	19,047	3,170	59,863	—	2,919	3,170	62,782	65,952	19,936	2004	(4)
Chicago Premium Outlets, Aurora, IL	—	659	118,005	—	4,294	659	122,299	122,958	34,690	2004	(4)
Cincinnati Premium Outlets, Monroe, OH	—	14,117	71,520	—	3,199	14,117	74,719	88,836	5,349	2008
Clinton Crossing Premium Outlets, Clinton, CT	—	2,060	107,556	1,532	1,793	3,592	109,349	112,941	28,015	2004	(4)
Columbia Gorge Premium Outlets, Troutdale, OR	—	7,900	16,492	—	2,184	7,900	18,676	26,576	7,957	2004	(4)
Desert Hills Premium Outlets, Cabazon, CA	—	3,440	338,679	—	3,832	3,440	342,511	345,951	69,218	2004	(4)
Edinburgh Premium Outlets, Edinburgh, IN	—	2,857	47,309	—	11,980	2,857	59,289	62,146	18,228	2004	(4)
Ellenton Premium Outlets, Ellenton, FL	107,735	15,396	181,048	—	—	15,396	181,048	196,444	3,868	2010	(4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2010
(Dollars in thousands)

		Initial Cost (3)		Cost Capitalized Subsequent to Acquisition (3)			Gross Amounts At Which Carried At Close of Period
Name, Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)	Date of Construction
Folsom Premium Outlets, Folsom, CA	—	9,060	50,281	—	3,372	9,060	53,653	62,713	18,132	2004	(4)
Gaffney Premium Outlets, Gaffney, SC	38,065	5,162	30,767	—	—	5,162	30,767	35,929	727	2010	(4)
Gilroy Premium Outlets, Gilroy, CA	—	9,630	194,122	—	7,538	9,630	201,660	211,290	49,547	2004	(4)
Grove City Premium Outlets, Grove City, PA	116,314	10,092	128,516	—	—	10,092	128,516	138,608	2,823	2010	(4)
Gulfport Premium Outlets, Gulfport, MS	25,948	—	29,648	—	—	—	29,648	29,648	615	2010	(4)
Hagerstown Premium Outlets, Hagerstown, MD	91,680	3,798	89,724	—	—	3,798	89,724	93,522	1,813	2010	(4)
Houston Premium Outlets, Cypress, TX	—	20,871	69,350	—	48,532	20,871	117,882	138,753	11,578	2007
Jackson Premium Outlets, Jackson, NJ	—	6,413	104,013	3	3,673	6,416	107,686	114,102	22,999	2004	(4)
Jersey Shore Premium Outlets, Tinton Falls, NJ	—	16,141	50,979	—	74,435	16,141	125,414	141,555	12,876	2007
Johnson Creek Premium Outlets, Johnson Creek, WI	—	2,800	39,546	—	5,523	2,800	45,069	47,869	10,653	2004	(4)
Kittery Premium Outlets, Kittery, ME	43,556	11,832	94,994	—	5,859	11,832	100,853	112,685	18,645	2004	(4)
Las Americas Premium Outlets, San Diego, CA	180,000	45,168	251,878	—	3,746	45,168	255,624	300,792	25,052	2007	(4)
Las Vegas Outlet Center, Las Vegas, NV	—	13,085	160,777	—	16,826	13,085	177,603	190,688	30,836	2004	(4)
Las Vegas Premium Outlets, Las Vegas, NV	—	25,435	134,973	450	60,237	25,885	195,210	221,095	43,591	2004	(4)
Lebanon Premium Outlets, Lebanon, TN	15,953	1,723	9,890	—	—	1,723	9,890	11,613	303	2010	(4)
Lee Premium Outlets, Lee, MA	52,358	9,464	54,439	—	—	9,464	54,439	63,903	1,264	2010	(4)
Leesburg Corner Premium Outlets, Leesburg, VA	—	7,190	162,023	—	3,392	7,190	165,415	172,605	43,945	2004	(4)
Liberty Village Premium Outlets, Flemington, NJ	—	5,670	28,904	—	2,279	5,670	31,183	36,853	12,391	2004	(4)
Lighthouse Place Premium Outlets, Michigan City, IN	88,623	6,630	94,138	—	5,517	6,630	99,655	106,285	30,715	2004	(4)
Napa Premium Outlets, Napa, CA	—	11,400	45,023	—	1,669	11,400	46,692	58,092	13,132	2004	(4)
North Bend Premium Outlets, North Bend, WA	—	2,143	36,197	—	2,145	2,143	38,342	40,485	8,182	2004	(4)
North Georgia Premium Outlets, Dawsonville, GA	—	4,300	132,325	—	2,324	4,300	134,649	138,949	34,753	2004	(4)
Orlando Premium Outlets — Vineland Ave., Orlando, FL	—	14,040	304,410	15,855	47,169	29,895	351,579	381,474	65,172	2004	(4)
Orlando Premium Outlets — International Dr., Orlando, FL	—	35,365	449,563	—	—	35,365	449,563	484,928	6,315	2010	(4)
Osage Beach Premium Outlets, Osage Beach, MO	—	9,460	85,804	—	3,484	9,460	89,288	98,748	24,918	2004	(4)
Petaluma Village Premium Outlets, Petaluma, CA	—	13,322	14,067	—	322	13,322	14,389	27,711	7,815	2004	(4)
Philadelphia Premium Outlets, Limerick, PA	190,000	16,676	105,249	—	14,227	16,676	119,476	136,152	19,305	2006
Pismo Beach Premium Outlets, Pismo Beach, CA	33,850	3,837	24,751	—	—	3,837	24,751	28,588	736	2010	(4)
Pleasant Prairie Premium Outlets, Pleasant Prairie, WI	99,351	15,870	126,841	—	—	15,870	126,841	142,711	2,117	2010	(4)
Puerto Rico Premium Outlets, Barceloneta, PR	74,516	20,716	112,948	—	—	20,716	112,948	133,664	3,352	2010	(4)
Queenstown Premium Outlets, Queenstown, MD	66,150	7,005	65,801	—	—	7,005	65,801	72,806	1,211	2010	(4)
Rio Grande Valley Premium Outlets, Mercedes, TX	—	12,229	41,547	—	35,104	12,229	76,651	88,880	16,203	2005
Round Rock Premium Outlets, Round Rock, TX	—	21,977	82,252	—	478	21,977	82,730	104,707	20,621	2005
San Marcos Premium Outlets, San Marcos, TX	147,523	18,482	254,079	—	—	18,482	254,079	272,561	3,602	2010	(4)
Seattle Premium Outlets, Seattle, WA	—	—	103,722	—	16,985	—	120,707	120,707	26,934	2004	(4)
St. Augustine Premium Outlets, St. Augustine, FL	—	6,090	57,670	2	7,356	6,092	65,026	71,118	19,587	2004	(4)
The Crossings Premium Outlets, Tannersville, PA	50,927	7,720	172,931	—	10,311	7,720	183,242	190,962	39,629	2004	(4)
Vacaville Premium Outlets, Vacaville, CA	—	9,420	84,850	—	8,183	9,420	93,033	102,453	28,247	2004	(4)
Waikele Premium Outlets, Waipahu, HI	—	22,630	77,316	—	2,335	22,630	79,651	102,281	22,173	2004	(4)
Waterloo Premium Outlets, Waterloo, NY	72,822	3,230	75,277	—	6,621	3,230	81,898	85,128	24,337	2004	(4)
Williamsburg Premium Outlets, Williamsburg, VA	105,916	11,124	219,681	—	—	11,124	219,681	230,805	3,414	2010	(4)
Woodbury Common Premium Outlets, Central Valley, NY	—	11,110	862,559	1,658	4,580	12,768	867,139	879,907	178,108	2004	(4)
Wrentham Village Premium Outlets, Wrentham, MA	—	4,900	282,031	—	5,057	4,900	287,088	291,988	66,343	2004	(4)

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2010
(Dollars in thousands)

		Initial Cost (3)		Cost Capitalized Subsequent to Acquisition (3)			Gross Amounts At Which Carried At Close of Period
Name, Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)	Date of Construction
Community/Lifestyle Centers
Arboretum at Great Hills, Austin, TX	—	7,640	36,774	71	8,582	7,711	45,356	53,067	16,363	1998	(4)
Bloomingdale Court, Bloomingdale, IL	26,262	8,748	26,184	—	9,696	8,748	35,880	44,628	18,087	1987
Charles Towne Square, Charleston, SC	—	—	1,768	370	10,636	370	12,404	12,774	7,616	1976
Chesapeake Center, Chesapeake, VA	—	5,352	12,279	—	753	5,352	13,032	18,384	5,340	1989
Countryside Plaza, Countryside, IL	—	332	8,507	2,554	9,182	2,886	17,689	20,575	8,518	1977
Dare Centre, Kill Devil Hills, NC	1,586	—	5,702	—	202	—	5,904	5,904	1,117	2004	(4)
DeKalb Plaza, King of Prussia, PA	2,815	1,955	3,405	—	1,139	1,955	4,544	6,499	1,907	2003	(4)
Forest Plaza, Rockford, IL	18,685	4,132	16,818	453	11,456	4,585	28,274	32,859	10,851	1985
Gateway Shopping Center, Austin, TX	87,000	24,549	81,437	—	9,775	24,549	91,212	115,761	24,639	2004	(4)
Great Lakes Plaza, Mentor, OH	—	1,028	2,025	—	3,574	1,028	5,599	6,627	1,946	1976
Greenwood Plus, Greenwood, IN	—	1,129	1,792	—	3,737	1,129	5,529	6,658	3,048	1979
Henderson Square, King of Prussia, PA	14,100	4,223	15,124	—	746	4,223	15,870	20,093	3,522	2003	(4)
Highland Lakes Center, Orlando, FL	14,641	7,138	25,284	—	1,581	7,138	26,865	34,003	15,578	1991
Ingram Plaza, San Antonio, TX	—	421	1,802	4	59	425	1,861	2,286	1,270	1980
Keystone Shoppes, Indianapolis, IN	—	—	4,232	—	935	—	5,167	5,167	2,016	1997	(4)
Lake Plaza, Waukegan, IL	—	2,487	6,420	—	1,082	2,487	7,502	9,989	3,855	1986
Lake View Plaza, Orland Park, IL	15,885	4,702	17,543	—	13,176	4,702	30,719	35,421	15,274	1986
Lakeline Plaza, Austin, TX	17,504	5,822	30,875	—	6,498	5,822	37,373	43,195	15,467	1998
Lima Center, Lima, OH	—	1,781	5,151	—	6,860	1,781	12,011	13,792	5,244	1978
Lincoln Crossing, O'Fallon, IL	—	674	2,192	—	784	674	2,976	3,650	1,358	1990
Lincoln Plaza, King of Prussia, PA	—	—	21,299	—	3,289	—	24,588	24,588	10,034	2003	(4)
MacGregor Village, Cary, NC	6,378	502	8,897	—	249	502	9,146	9,648	1,717	2004	(4)
Mall of Georgia Crossing, Mill Creek, GA	—	9,506	32,892	—	311	9,506	33,203	42,709	12,982	2004	(5)
Markland Plaza, Kokomo, IN	—	206	738	—	6,285	206	7,023	7,229	3,274	1974
Martinsville Plaza, Martinsville, VA	—	—	584	—	408	—	992	992	768	1967
Matteson Plaza, Matteson, IL	—	1,771	9,737	—	2,750	1,771	12,487	14,258	6,818	1988
Muncie Plaza, Muncie, IN	7,277	267	10,509	87	1,583	354	12,092	12,446	4,763	1998
New Castle Plaza, New Castle, IN	—	128	1,621	—	1,457	128	3,078	3,206	1,659	1966
North Ridge Plaza, Joliet, IL	—	2,831	7,699	—	4,464	2,831	12,163	14,994	5,370	1985
North Ridge Shopping Center, Raleigh, NC	7,790	385	12,838	—	610	385	13,448	13,833	2,634	2004	(4)
Northwood Plaza, Fort Wayne, IN	—	148	1,414	—	1,682	148	3,096	3,244	1,991	1974
Palms Crossing, McAllen, TX (6)	—	13,496	45,925	—	9,074	13,496	54,999	68,495	8,082	2006
Pier Park, Panama City Beach, FL	—	23,586	73,158	—	41,394	23,586	114,552	138,138	13,515	2006
Regency Plaza, St. Charles, MO	3,893	616	4,963	—	583	616	5,546	6,162	2,650	1988
Richardson Square, Richardson, TX	—	6,285	—	990	15,323	7,275	15,323	22,598	1,467	1977
Rockaway Commons, Rockaway, NJ	—	5,149	26,435	—	7,713	5,149	34,148	39,297	9,132	1998	(4)
Rockaway Town Plaza, Rockaway, NJ	—	—	18,698	2,225	1,961	2,225	20,659	22,884	3,848	2004
Shops at Arbor Walk, The, Austin, TX (6)	—	930	42,546	—	4,295	930	46,841	47,771	7,189	2005
Shops at North East Mall, The, Hurst, TX	—	12,541	28,177	402	4,065	12,943	32,242	45,185	15,380	1999
St. Charles Towne Plaza, Waldorf, MD	25,303	8,377	18,993	—	3,354	8,377	22,347	30,724	11,163	1987
Teal Plaza, Lafayette, IN	—	99	878	—	1,769	99	2,647	2,746	1,604	1962
Terrace at the Florida Mall, Orlando, FL	—	2,150	7,623	—	5,151	2,150	12,774	14,924	5,340	1989
Tippecanoe Plaza, Lafayette, IN	—	—	745	234	5,169	234	5,914	6,148	3,330	1974

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2010
(Dollars in thousands)

		Initial Cost (3)		Cost Capitalized Subsequent to Acquisition (3)			Gross Amounts At Which Carried At Close of Period
Name, Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)	Date of Construction
University Center, Mishawaka, IN	—	3,071	7,413	—	1,754	3,071	9,167	12,238	7,095	1980
Washington Plaza, Indianapolis, IN	—	941	1,697	—	447	941	2,144	3,085	2,604	1976
Waterford Lakes Town Center, Orlando, FL	—	8,679	72,836	—	14,052	8,679	86,888	95,567	37,570	1999
West Ridge Plaza, Topeka, KS	4,866	1,376	4,560	—	1,926	1,376	6,486	7,862	3,253	1988
White Oaks Plaza, Springfield, IL	14,554	3,169	14,267	—	3,029	3,169	17,296	20,465	7,637	1986
Wolf Ranch Town Center, Georgetown, TX	—	21,785	51,547	—	7,024	21,785	58,571	80,356	12,211	2004
Other Properties
Crossville Outlet Center, Crossville, TN	—	263	4,380	—	208	263	4,588	4,851	1,005	2004	(4)
Factory Merchants Branson, Branson, MO	—	—	19,637	—	2,251	—	21,888	21,888	7,704	2004	(4)
The Shoppes at Branson Meadows, Branson, MO	8,858	—	5,205	—	457	—	5,662	5,662	1,033	2004	(4)
Factory Stores of America — Boaz, AL	2,590	—	924	—	43	—	967	967	160	2004	(4)
Factory Stores of America — Georgetown, KY	6,140	148	3,610	—	49	148	3,659	3,807	666	2004	(4)
Factory Stores of America — Graceville, FL	1,823	12	408	—	116	12	524	536	84	2004	(4)
Factory Stores of America — Lebanon, MO	1,534	24	214	—	—	24	214	238	56	2004	(4)
Factory Stores of America — Nebraska City, NE	1,439	26	566	—	31	26	597	623	117	2004	(4)
Factory Stores of America — Story City, IA	1,780	7	526	—	5	7	531	538	93	2004	(4)
Florida City Outlet Center, Florida City, FL	10,995	1,080	2,874	—	—	1,080	2,874	3,954	115	2010	(4)
Huntley Outlet Center, Huntley, IL	30,753	1,154	3,720	—	—	1,154	3,720	4,874	130	2010	(4)
Nanuet Mall, Nanuet, NY	—	27,310	162,993	—	3,207	27,310	166,200	193,510	165,293	1998	(4)
Naples Outlet Center, Naples, FL	16,531	906	1,363	—	—	906	1,363	2,269	47	2010	(4)
Outlet Marketplace, Orlando, FL	—	6,587	6,274	—	—	6,587	6,274	12,861	261	2010	(4)
University Mall, Pensacola, FL	—	4,256	26,657	—	3,394	4,256	30,051	34,307	29,135	1994
Development Projects
Merrimack Premium Outlets	—	17,306	20,300	—	—	17,306	20,300	37,606	—
Other pre-development costs	—	20,336	997	—	—	20,336	997	21,333	391
Other	72,175	9,791	108,705	—	1,266	9,791	109,971	119,762	9,313

	$5,580,022	2,744,371	$19,388,253	$184,683	$4,874,916	$2,929,054	$24,263,169	$27,192,223	$7,485,822

Simon Property Group, Inc. and Subsidiaries
Notes to Schedule III as of December 31, 2010
(Dollars in thousands)

(1)       Reconciliation of Real Estate Properties:

            The changes in real estate assets for the years ended December 31, 2010, 2009, and 2008 are as follows:

	2010	2009	2008
Balance, beginning of year	$25,023,715	$24,907,970	$24,163,367
Acquisitions and consolidations (5)	2,200,102	—	7,640
Improvements	273,255	315,928	797,717
Disposals	(304,849)	(200,183)	(60,754)

Balance, close of year	$27,192,223	$25,023,715	$24,907,970

            The unaudited aggregate cost of real estate assets for federal income tax purposes as of December 31, 2010 was  $21,371,250.

(2)       Reconciliation of Accumulated Depreciation:

  The changes in accumulated depreciation and amortization for the years ended December 31, 2010, 2009, and 2008 are as follows:

	2010	2009	2008
Balance, beginning of year	$6,806,670	$6,015,677	$5,168,565
Depreciation expense	874,450	893,139	871,556
Disposals	(195,299)	(102,146)	(24,444)

Balance, close of year	$7,485,821	$6,806,670	$6,015,677

            Depreciation of our investment in buildings and improvements reflected in the consolidated statements of operations and comprehensive income is calculated over the estimated original lives of the assets as follows:

  •
  Buildings and Improvements — typically 10-40 years for the structure, 15 years for landscaping and parking lot, and 10 years for HVAC equipment.
  •
  Tenant Allowances and Improvements — shorter of lease term or useful life.

(3)	Initial cost generally represents net book value at December 20, 1993, except for acquired properties and new developments after December 20, 1993. Initial cost also includes any new developments that are opened during the current year. Costs of disposals and impairments of property are first reflected as a reduction to cost capitalized subsequent to acquisition.
(4)	Not developed/constructed by us or our predecessors. The date of construction represents the acquisition date.
(5)	Initial cost for these properties is the cost at the date of consolidation for properties previously accounted for under the equity method of accounting.
(6)	Secured by a $260,000 cross-collateralized and cross-defaulted mortgage loan facility.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Investment Properties

  Investment Properties

            We record investment properties at cost. Investment properties include costs of acquisitions; development, predevelopment, and construction (including allocable salaries and related benefits); tenant allowances and improvements; and interest and real estate taxes incurred during construction. We capitalize improvements and replacements from repair and maintenance when the repair and maintenance extends the useful life, increases capacity, or improves the efficiency of the asset. All other repair and maintenance items are expensed as incurred. We capitalize interest on projects during periods of construction until the projects are ready for their intended purpose based on interest rates in place during the construction period. The amount of interest capitalized during each year is as follows:

	For the Year Ended December 31,
	2010	2009	2008
Capitalized interest	$3,715	$14,502	$27,847

            We record depreciation on buildings and improvements utilizing the straight-line method over an estimated original useful life, which is generally 10 to 40 years. We review depreciable lives of investment properties periodically and we make adjustments when necessary to reflect a shorter economic life. We amortize tenant allowances, tenant inducements and tenant improvements utilizing the straight-line method over the term of the related lease or occupancy term of the tenant, if shorter. We record depreciation on equipment and fixtures utilizing the straight-line method over seven to ten years.

            We review investment properties for impairment on a property-by-property basis whenever events or changes in circumstances indicate that the carrying value of investment properties may not be recoverable. These circumstances include, but are not limited to, declines in cash flows, occupancy and comparable sales per square foot at the property. We measure any impairment of investment property when the estimated undiscounted operating income before depreciation and amortization plus its residual value is less than the carrying value of the property. To the extent impairment has occurred, we charge to income the excess of carrying value of the property over its estimated fair value. We estimate fair value using unobservable data such as operating income, estimated capitalization rates, or multiples, leasing prospects and local market information. We may decide to sell properties that are held for use and the sale prices of these properties may differ from their carrying values. We also review our investments including investments in unconsolidated entities if events or circumstances change indicating that the carrying amount of our investments may not be recoverable. We will record an impairment charge if we determine that a decline in the fair value of the investments is other-than-temporary.

            Certain of our real estate assets contain asbestos. The asbestos is appropriately contained, in accordance with current environmental regulations, and we have no current plans to remove the asbestos. If these properties were demolished, certain environmental regulations are in place which specify the manner in which the asbestos must be handled and disposed. Because the obligation to remove the asbestos has an indeterminable settlement date, we are not able to reasonably estimate the fair value of this obligation.

Purchase Accounting Allocation

  Purchase Accounting Allocation

            We allocate the purchase price of acquisitions to the various components of the acquisition based upon the fair value of each component which may be derived from various observable or unobservable inputs and assumptions. Also, we may utilize third party valuation specialists. These components typically include buildings, land and intangibles related to in-place leases and we estimate:

  •
  the fair value of land and related improvements and buildings on an as-if-vacant basis.

  •
  the market value of in-place leases based upon our best estimate of current market rents and amortize the resulting market rent adjustment into revenues.

  •
  the value of costs to obtain tenants, including tenant allowances and improvements and leasing commissions.
  •
  the value of revenue and recovery of costs foregone during a reasonable lease-up period, as if the space was vacant.

            Amounts allocated to building are depreciated over the estimated remaining life of the acquired building or related improvements. We amortize amounts allocated to tenant improvements, in-place lease assets and other lease-related intangibles over the remaining life of the underlying leases. We also estimate the value of other acquired intangible assets, if any, which are amortized over the remaining life of the underlying related intangibles.

Discontinued Operations

  Discontinued Operations

            We reclassify any material operations and gains or losses on disposal related to consolidated properties sold during the period to discontinued operations. There were no consolidated assets sold during 2008. During 2009, we reported a net loss of approximately  $9.8 million upon the sale of four consolidated assets. During 2010, we reported a net gain of approximately  $5.7 million upon the sale of one regional mall, one community center, and two other retail properties. These gains and losses are reported in gain (loss) upon acquisition of controlling interest, and on sale of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income. The gains and losses on the disposition of these assets and the operating results were not significant to our consolidated results of operations.

Cash and Cash Equivalents

  Cash and Cash Equivalents

            We consider all highly liquid investments purchased with an original maturity of 90 days or less to be cash and cash equivalents. Cash equivalents are carried at cost, which approximates fair value. Cash equivalents generally consist of commercial paper, bankers acceptances, Eurodollars, repurchase agreements, and money markets. Our gift card programs are administered by banks. We collect gift card funds at the point of sale and then remit those funds to the banks for further processing. As a result, cash and cash equivalents, as of December 31, 2010 and 2009, includes a balance of  $55.3 million and  $38.1 million, respectively, related to these gift card programs which we do not consider available for general working capital purposes. Financial instruments that potentially subject us to concentrations of credit risk include our cash and cash equivalents and our trade accounts receivable. We place our cash and cash equivalents with institutions with high credit quality. However, at certain times, such cash and cash equivalents may be in excess of FDIC and SIPC insurance limits. See Notes 4, 8, and 10 for disclosures about non-cash investing and financing transactions.

Marketable and Non-Marketable Securities

  Marketable and Non-Marketable Securities

            Marketable securities consist primarily of the investments of our captive insurance subsidiaries, available-for-sale securities, our deferred compensation plan investments, and certain investments held to fund the debt service requirements of debt previously secured by investment properties that have been sold.

            The types of securities included in the investment portfolio of our captive insurance subsidiaries typically include U.S. Treasury or other U.S. government securities as well as corporate debt securities with maturities ranging from less than 1 to 10 years. These securities are classified as available-for-sale and are valued based upon quoted market prices or other observable inputs when quoted market prices are not available. The amortized cost of debt securities, which approximates fair value, held by our captive insurance subsidiaries is adjusted for amortization of premiums and accretion of discounts to maturity. Changes in the values of these securities are recognized in accumulated other comprehensive income (loss) until the gain or loss is realized or until any unrealized loss is deemed to be other-than-temporary. We review any declines in value of these securities for other-than-temporary impairment and consider the severity and duration of any decline in value. To the extent an other-than-temporary impairment is deemed to have occurred, an impairment charge is recorded and a new cost basis is established. Subsequent changes are then recognized through other comprehensive income (loss) unless another other-than-temporary impairment is deemed to have occurred.

            Our investment in shares of Liberty International PLC, or Liberty, was also accounted for as an available-for-sale security. During 2009, we recognized a non-cash charge of  $140.5 million, or  $0.44 per diluted share, representing an other-than-temporary impairment in fair value below the carrying value of our investment in Liberty. At June 30 and December 31, 2009, we owned 35.4 million shares at a weighted average original cost per share of £5.74. As of June 30 and December 31, 2009, Liberty's quoted market price was £3.97 and £5.15 per share, respectively. As a result of the significance and duration of the decline in the total share price at June 30, 2009, including currency revaluations, we deemed the decline in value as other-than-temporary impairment establishing a new cost basis of our investment in Liberty. As a result, changes in available-for-sale securities and other in the 2009 consolidated statement of operations and comprehensive income include the reclassification of  $140.5 million from accumulated other comprehensive loss to earnings related to this non-cash charge. Prior to the quarter ending June 30, 2009, the changes in value of our Liberty investment were reflected in other comprehensive income. Effective July 1, 2009, we resumed marking to market our Liberty investment through other comprehensive income.

            Effective May 7, 2010, Liberty completed a demerger in which it was separated into two companies, Capital Shopping Centres Group PLC, or CSCG, and Capital & Counties Properties PLC, or CAPC. Liberty shareholders acquired the same number of shares of CSCG and CAPC as they owned in Liberty. Our interests in CSCG and CAPC are adjusted to their quoted market price, including a related foreign exchange component. At December 31, 2010, we owned 35.4 million shares of CSCG at a carrying value of £3.03 per share, and 35.4 million shares of CAPC at a carrying value of £0.94 per share. The market value of our investments in CSCG and CAPC was  $228.4 million and  $82.4 million, respectively, at December 31, 2010. Our aggregate unrealized gain on these investments was approximately  $79.0 million at December 31, 2010. The carrying value of our investment in Liberty at December 31, 2009 was  $290.0 million with an unrealized gain of  $58.2 million.

            Our insurance subsidiaries are required to maintain statutory minimum capital and surplus as well as maintain a minimum liquidity ratio. Therefore, our access to these securities may be limited. Our deferred compensation plan investments are classified as trading securities and are valued based upon quoted market prices. The investments have a matching liability as the amounts are fully payable to the employees that earned the compensation. Changes in value of these securities and changes to the matching liability to employees are both recognized in earnings and, as a result, there is no impact to consolidated net income. As of December 31, 2010 and December 31, 2009, we also had investments of  $24.9 million and  $51.7 million, respectively, which must be used to fund the debt service requirements of mortgage debt related to investment properties that previously collateralized the debt. These investments are classified as held-to-maturity and are recorded at amortized cost as we have the ability and intent to hold these investments to maturity.

            At December 31, 2010 and 2009, we had an investment of  $72.4 million and  $70 million, respectively, in a non-marketable security that we account for under the cost method. We regularly evaluate this investment for any other-than-temporary decline in its estimated fair value.

            Total net unrealized gains as of December 31, 2010 and December 31, 2009 were approximately  $79.3 million and  $59.4 million, respectively, and represented the valuation and related currency adjustments for our available-for-sale marketable securities. As of December 31, 2010, we do not consider any declines in value of any of our marketable and non-marketable securities to be an other-than-temporary impairment, as these market value declines, if any, have existed for a short period of time, and, in the case of debt securities, we have the ability and intent to hold these securities to maturity.

Fair Value Measurements

  Fair Value Measurements

            We hold marketable securities that total  $511.3 million and  $464.1 million at December 31, 2010 and December 31, 2009, respectively, and are considered to have Level 1 fair value inputs. In addition, we have derivative instruments which are classified as having Level 2 inputs which consist primarily of interest rate swap agreements and foreign currency forward contracts with a gross liability balance of  $27.6 million and  $13.0 million at December 31, 2010 and December 31, 2009, respectively, and a nominal asset value at December 31, 2010 and 2009. We also have interest rate cap agreements with a nominal asset value. Level 1 fair value inputs are quoted prices for identical items in active, liquid and visible markets such as stock exchanges. Level 2 fair value inputs are observable information for similar items in active or inactive markets, and appropriately consider counterparty creditworthiness in the valuations. Level 3 fair value inputs reflect our best estimate of inputs and assumptions market participants would use in pricing an asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation estimate. Note 8 includes discussion of the fair value of debt measured using level 1 and level 2 inputs. Note 4 includes discussion of fair values recorded in purchase accounting and impairment determination using level 2 and level 3 inputs. Level 3 inputs to our purchase accounting and impairment calculations include our estimations of net operating results of the property, cap rates and discount rates.

Use of Estimates

  Use of Estimates

            We prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reported period. Our actual results could differ from these estimates.

Segment Disclosure

  Segment Disclosure

            Our primary business is the ownership, development, and management of retail real estate. We have aggregated our retail operations, including regional malls, Premium Outlets, The Mills, and community/lifestyle centers, into one reportable segment because they have similar economic characteristics and we provide similar products and services to similar types of tenants.

Deferred Costs and Other Assets

  Deferred Costs and Other Assets

            Deferred costs and other assets include the following as of December 31:

	2010	2009
Deferred financing and lease costs, net	$298,674	$265,906
In-place lease intangibles, net	150,199	13,900
Acquired above market lease intangibles, net	12,466	19,424
Marketable securities of our captive insurance companies	90,963	75,703
Goodwill	20,098	20,098
Other marketable securities	420,356	388,427
Loans held for investment	395,934	—
Prepaids, notes receivable and other assets, net	406,749	372,129

	$1,795,439	$1,155,587

Deferred Financing and Lease Costs

Deferred Financing and Lease Costs.    Our deferred costs consist primarily of financing fees we incurred in order to obtain long-term financing and internal and external leasing commissions and related costs. We record amortization of deferred financing costs on a straight-line basis over the terms of the respective loans or agreements. Our deferred leasing costs consist primarily of capitalized salaries and related benefits in connection with lease originations. We record amortization of deferred leasing costs on a straight-line basis over the terms of the related leases. Details of these deferred costs as of December 31 are as follows:

	2010	2009
Deferred financing and lease costs	$461,315	$417,975
Accumulated amortization	(162,641)	(152,069)

Deferred financing and lease costs, net	$298,674	$265,906

            We report amortization of deferred financing costs, amortization of premiums, and accretion of discounts as part of interest expense. Amortization of deferred leasing costs is a component of depreciation and amortization expense. We amortize debt premiums and discounts, which are included in mortgages and other indebtedness, over the remaining terms of the related debt instruments. These debt premiums or discounts arise either at the debt issuance or as part of the purchase price allocation of the fair value of debt assumed in acquisitions. The accompanying consolidated statements of operations and comprehensive income include amortization as follows:

	For the Year Ended December 31,
	2010	2009	2008
Amortization of deferred financing costs	$27,806	$20,408	$17,044
Amortization of debt premiums, net of discounts	(9,066)	(10,627)	(14,701)
Amortization of deferred leasing costs	34,801	32,744	31,674

Loans Held for Investment

  Loans Held for Investment

            From time to time, we may make investments in mortgage loans or mezzanine loans of entities that own and operate commercial real estate assets located in the United States. Mortgage loans are secured, in part, by mortgages recorded against the underlying properties. Mezzanine loans are secured, in part, by pledges of ownership interests of the entities that own the underlying real estate. Loans held for investment are carried at cost, net of any premiums or discounts which are accreted or amortized over the life of the related loan receivable utilizing the effective interest method. We evaluate the collectability of both interest and principal of each of our loans quarterly to determine whether the value has been impaired. A loan is deemed to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms. When a loan is impaired, the amount of the loss accrual is calculated by comparing the carrying amount of the loan held for investment to its estimated realizable value.

            At December 31, 2010, we had investments in six mortgage and mezzanine loans secured by retail real estate with an aggregate carrying value of  $395.9 million. These loans mature at various dates through October 2012 with a weighted average maturity of approximately 13 months. Certain of these loans require interest-only payments while others require payments of interest and principal based on a 30 year amortization. Interest rates on these loans are fixed between 5.5% and 7.0% with a weighted average interest rate of approximately 5.9% and approximate market rates for instruments of similar quality and duration. During 2010, we recorded  $4.6 million in interest income earned from loans held for investment. Payments on each of these loans were current as of December 31, 2010.

Intangible Assets

  Intangible Assets

            The average life of in-place lease intangibles is approximately 6.6 years and is amortized over the remaining life of the leases of the related property on the straight-line basis and is included with depreciation and amortization in the consolidated statements of operations and comprehensive income. The amount of in-place lease intangibles increased during 2010 as a result of the acquisition of Prime Outlets Acquisition Company, or Prime, as further discussed in Note 4. The fair market value of above and below market leases is amortized into revenue over the remaining lease life as a component of reported minimum rents. The weighted average remaining life of these intangibles is approximately 3.6 years. The unamortized amount of below market leases is included in accounts payable, accrued expenses, intangibles and deferred revenues in the consolidated balance sheets and was  $39.0 million and  $60.9 million as of December 31, 2010 and 2009, respectively. The amount of amortization of above and below market leases, net for the years ended December 31, 2010, 2009, and 2008 was  $15.2 million,  $20.0 million, and  $35.4 million, respectively. If a lease is terminated prior to the original lease termination, any remaining unamortized intangible is charged to earnings.

            Details of intangible assets as of December 31 are as follows:

	2010	2009
In-place lease intangibles	$211,541	$90,183
Accumulated amortization	(61,342)	(76,283)

In-place lease intangibles, net	$150,199	$13,900

Acquired above market lease intangibles	$104,690	$104,690
Accumulated amortization	(92,224)	(85,266)

Acquired above market lease intangibles, net	$12,466	$19,424

            Estimated future amortization, and the increasing (decreasing) effect on minimum rents for our above and below market leases as of December 31, 2010 are as follows:

	Below Market Leases	Above Market Leases	Increase to Minimum Rent, Net
2011	$15,713	$(4,909)	$10,804
2012	10,703	(3,703)	7,000
2013	6,555	(2,592)	3,963
2014	2,824	(1,119)	1,705
2015	1,690	(115)	1,575
Thereafter	1,473	(28)	1,445

	$38,958	$(12,466)	$26,492

Derivative Financial Instruments

  Derivative Financial Instruments

            We record all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. We use a variety of derivative financial instruments in the normal course of business to manage or hedge the risks associated with our indebtedness and interest payments. Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we primarily use interest rate swaps and caps. We require that hedging derivative instruments be highly effective in reducing the risk exposure that they are designated to hedge. As a result, there was no significant ineffectiveness from any of our derivative activities during the period. We formally designate any instrument that meets these hedging criteria as a hedge at the inception of the derivative contract. We have no credit-risk-related hedging or derivative activities.

            As of December 31, 2010, we had the following outstanding interest rate derivatives related to interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	4	$692.5 million
Interest Rate Caps	3	$385.0 million

            The carrying value of our interest rate swap agreements, at fair value, is included within other liabilities and was  $19.5 million and  $13.0 million at December 31, 2010 and December 31, 2009, respectively. At December 31, 2009, we also had interest rate swaps with a carrying value of  $0.3 million reported within deferred costs and other assets. The interest rate cap agreements were of nominal value at December 31, 2010 and December 31, 2009 and we generally do not apply hedge accounting to these arrangements. The total gross accumulated other comprehensive loss related to our derivative activities, including our share of the other comprehensive loss from joint venture properties, approximated  $40.1 million and  $52.3 million as of December 31, 2010 and 2009, respectively.

            We are also exposed to fluctuations in foreign exchange rates on financial instruments which are denominated in foreign currencies, primarily in Japan and Europe. We use currency forward contracts to manage our exposure to changes in foreign exchange rates on certain Yen and Euro-denominated receivables and net investments. Currency forward contracts involve fixing the Yen-USD or Euro-USD exchange rate for delivery of a specified amount of foreign currency on a specified date. The currency forward contracts are typically cash settled in US dollars for their fair value at or close to their settlement date. We entered into Yen-USD forward contracts during 2009 for approximately ¥3 billion that we expect to receive through April 2011 at an average exchange rate of 97.1 JPY:USD. We entered into Yen-USD forward contracts during 2010 for an additional ¥1.7 billion that we expect to receive through October 2012 at an average exchange rate of 89.0 JPY:USD. Approximately ¥1.8 billion remains as of December 31, 2010 the aggregate of the 2009 and 2010 contracts. The December 31, 2010 liability balance related to these forwards was  $2.1 million and is included in other liabilities and accrued dividends. We have reflected the changes in fair value for these forward contracts in earnings. The underlying currency adjustments on the foreign-denominated receivables are also reflected in income and generally offset the amounts in earnings for these forward contracts. We entered into two Euro-USD forward contracts during 2010 with an aggregate €200.0 million notional value maturing on June 30, 2011 which were designated as net investment hedges. The December 31, 2010 liability balance related to these forwards was  $6.0 million and is included in other liabilities and accrued dividends. We apply hedge accounting and the changes in fair value for these Euro forward contracts are reflected in other comprehensive income (loss). Changes in the value of these hedges are offset by changes in the underlying hedged Euro-denominated joint venture investment.

Noncontrolling Interests and Temporary Equity

  Noncontrolling Interests and Temporary Equity

            Details of the carrying amount of our noncontrolling interests are as follows as of December 31:

	2010	2009
Limited partners' interests in the Operating Partnership	$983,887	$892,603
Nonredeemable noncontrolling deficit interests in properties, net	(180,915)	(167,778)

Total noncontrolling interests reflected in equity	$802,972	$724,825

            Net income attributable to noncontrolling interests (which includes nonredeemable noncontrolling interests in consolidated properties, limited partners' interests in the Operating Partnership and preferred distributions of the Operating Partnership) is a component of consolidated net income. In addition, the individual components of other comprehensive income (loss) are presented in the aggregate for both controlling and noncontrolling interests, with the portion attributable to noncontrolling interests deducted from comprehensive income attributable to common stockholders.

            A rollforward of noncontrolling interests for the years ending December 31 is as follows:

	2010	2009	2008
Noncontrolling interests, beginning of period	$724,825	$488,969	$592,978
Net income attributable to noncontrolling interests after preferred distributions	134,161	65,970	118,300
Distributions to noncontrolling interest holders (1)	(178,082)	(184,568)	(231,603)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedging agreements	5,069	1,297	(10,380)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	(2,689)	(2,597)	(649)
Currency translation adjustments	(3,452)	(1,385)	(1,426)
Changes in available-for-sale securities and other	3,074	43,912	(34,142)

	2,002	41,227	(46,597)

Adjustment to limited partners' interest from (decreased) increased ownership in the Operating Partnership	(103,728)	162,732	23,455
Units issued to limited partners	213,861	174,458	74,695
Units converted to common shares	(3,866)	(24,033)	(31,351)
Issuance of unit equivalents and other	13,799	70	(10,908)

Noncontrolling interests, end of period	$802,972	$724,825	$488,969

(1)
The 2009 activity includes non-cash distributions of  $133.7 million representing the portion of quarterly distributions paid in units of limited partnership interest in the Operating Partnership, or units.

Accumulated Other Comprehensive Loss

  Accumulated Other Comprehensive Income (Loss)

            The components of our accumulated other comprehensive income (loss) consisted of the following as of December 31:

	2010	2009
Cumulative translation adjustments	$(31,358)	$(10,768)
Accumulated derivative losses, net	(40,069)	(52,345)
Net unrealized gains on marketable securities, net	79,292	59,358

Total accumulated other comprehensive income (loss)	$7,865	$(3,755)

Less: Accumulated other comprehensive (loss) income attributable to noncontrolling interests	(1,335)	667

Total accumulated other comprehensive income (loss) net of noncontrolling interests	$6,530	$(3,088)

Revenue Recognition

  Revenue Recognition

            We, as a lessor, retain substantially all of the risks and benefits of ownership of the investment properties and account for our leases as operating leases. We accrue minimum rents on a straight-line basis over the terms of their respective leases. Substantially all of our retail tenants are also required to pay overage rents based on sales over a stated base amount during the lease year. We recognize overage rents only when each tenant's sales exceed the applicable sales threshold.

            We structure our leases to allow us to recover a significant portion of our property operating, real estate taxes, repairs and maintenance, and advertising and promotion expenses from our tenants. A substantial portion of our leases, other than those for anchor stores, require the tenant to reimburse us for a substantial portion of our operating expenses, including common area maintenance, or CAM, real estate taxes and insurance. This significantly reduces our exposure to increases in costs and operating expenses resulting from inflation. Such property operating expenses typically include utility, insurance, security, janitorial, landscaping, food court and other administrative expenses. We accrue reimbursements from tenants for recoverable portions of all these expenses as revenue in the period the applicable expenditures are incurred. As of December 31, 2010 for approximately 84% of our leases in the U.S. regional mall portfolio, we receive a fixed payment from the tenant for the CAM component. Without the fixed-CAM component, CAM expense reimbursements are based on the tenant's proportionate share of the allocable operating expenses and CAM capital expenditures for the property. We also receive escrow payments for these reimbursements from substantially all our non-fixed CAM tenants and monthly fixed CAM payments throughout the year. We recognize differences between estimated recoveries and the final billed amounts in the subsequent year. These differences were not material in any period presented. Our advertising and promotional costs are expensed as incurred.

Management Fees and Other Revenues

  Management Fees and Other Revenues

            Management fees and other revenues are generally received from our unconsolidated joint venture properties as well as third parties. Management fee revenue is earned based on a contractual percentage of joint venture property revenue. Development fee revenue is earned on a contractual percentage of hard costs to develop a property. Leasing fee revenue is earned on a contractual per square foot charge based on the square footage of current year leasing activity. We recognize revenue for these services provided when earned based on the underlying activity.

            Insurance premiums written and ceded are recognized on a pro-rata basis over the terms of the policies. Insurance losses are reflected in property operating expenses in the accompanying consolidated statements of operations and comprehensive income and include estimates for losses incurred but not reported as well as losses pending settlement. Estimates for losses are based on evaluations by third-party actuaries and management's best estimates. Total insurance reserves for our insurance subsidiaries and other self-insurance programs as of December 31, 2010 and 2009 approximated  $116.2 million and  $117.2 million, respectively, and are included in other liabilities and accrued dividends in the consolidated balance sheets. Information related to the securities included in the investment portfolio of our captive insurance subsidiaries is included within the "Marketable and Non-Marketable Securities" section above.

            We recognize fee revenues from our co-branded gift card programs when the fees are earned under the related arrangements with the card issuer. Generally, these revenues are recorded at the issuance of the gift card for handling fees.

Allowance for Credit Losses

  Allowance for Credit Losses

            We record a provision for credit losses based on our judgment of a tenant's creditworthiness, ability to pay and probability of collection. In addition, we also consider the retail sector in which the tenant operates and our historical collection experience in cases of bankruptcy, if applicable. Accounts are written off when they are deemed to be no longer collectible. Presented below is the activity in the allowance for credit losses and includes the activities related to discontinued operations during the following years:

	For the Year Ended December 31,
	2010	2009	2008
Balance, beginning of period	$45,187	$44,650	$33,810
Consolidation of previously unconsolidated entities	426	—	—
Provision for credit losses	3,130	22,655	24,037
Accounts written off, net of recoveries	(17,093)	(22,118)	(13,197)

Balance, end of period	$31,650	$45,187	$44,650

Income Taxes

  Income Taxes

            We and certain subsidiaries of the Operating Partnership have elected to be taxed as REITs under Sections 856 through 860 of the Internal Revenue Code and applicable Treasury regulations relating to REIT qualification. In order to maintain this REIT status, the regulations require us to distribute at least 90% of our taxable income to stockholders and meet certain other asset and income tests as well as other requirements. We intend to continue to adhere to these requirements and maintain our REIT status and that of the REIT subsidiaries. As REITs, these entities will generally not be liable for federal corporate income taxes as long as they continue to distribute in excess of 100% of their taxable income. Thus, we made no provision for federal income taxes for these entities in the accompanying consolidated financial statements. If Simon Property or the REIT subsidiaries fail to qualify as a REIT, we or that entity will be subject to tax at regular corporate rates for the years in which it failed to qualify. If we lose our REIT status we could not elect to be taxed as a REIT for four years unless our failure to qualify was due to reasonable cause and certain other conditions were satisfied.

            We have also elected taxable REIT subsidiary, or TRS, status for some of our subsidiaries. This enables us to provide services that would otherwise be considered impermissible for REITs and participate in activities that do not qualify as "rents from real property". For these entities, deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities at the enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance for deferred tax assets is provided if we believe all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from the change in circumstances that causes a change in our judgment about the realizability of the related deferred tax asset is included in income.

            As of December 31, 2010 and 2009, we had a net deferred tax asset of  $9.0 million and  $8.7 million, respectively, related to our TRS subsidiaries. The net deferred tax asset is included in deferred costs and other assets in the accompanying consolidated balance sheets and consists primarily of operating losses and other carryforwards for federal income tax purposes as well as the timing of the deductibility of losses or reserves from insurance subsidiaries. No valuation allowance has been recorded as we believe these amounts will be realized. State income, franchise or other taxes were not significant in any of the periods presented.

Transaction Expenses

  Transaction Expenses

            We expense acquisition, potential acquisition and disposition related costs as they are incurred. During the year ended December 31, 2010, we incurred costs for the acquisition of Prime as further discussed in Note 4. We also incurred expenses for other transactions that were not consummated. Additionally, during 2010, we settled, in cash, a transaction-related dispute and recorded a charge to earnings. Transaction expenses for the year ended December 31, 2010 totaled  $69.0 million. During the year ended December 31, 2009, we recorded  $5.7 million in transaction expenses related to costs associated with significant acquisition related activities.

Basis of Presentation and Consolidation (Tables)	12 Months Ended
Dec. 31, 2010
Basis of Presentation and Consolidation
Schedule of weighted average ownership interest in the operating partnership

	For the Year Ended December 31,
	2010	2009	2008
Weighted average ownership interest	83.2%	82.4%	79.8%

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Schedule of interest capitalized

	For the Year Ended December 31,
	2010	2009	2008
Capitalized interest	$3,715	$14,502	$27,847

Schedule of deferred costs and other assets

	2010	2009
Deferred financing and lease costs, net	$298,674	$265,906
In-place lease intangibles, net	150,199	13,900
Acquired above market lease intangibles, net	12,466	19,424
Marketable securities of our captive insurance companies	90,963	75,703
Goodwill	20,098	20,098
Other marketable securities	420,356	388,427
Loans held for investment	395,934	—
Prepaids, notes receivable and other assets, net	406,749	372,129

	$1,795,439	$1,155,587

Schedule of deferred financing and leasing costs

	2010	2009
Deferred financing and lease costs	$461,315	$417,975
Accumulated amortization	(162,641)	(152,069)

Deferred financing and lease costs, net	$298,674	$265,906

Schedule of amortization, included in statements of operations and comprehensive income

	For the Year Ended December 31,
	2010	2009	2008
Amortization of deferred financing costs	$27,806	$20,408	$17,044
Amortization of debt premiums, net of discounts	(9,066)	(10,627)	(14,701)
Amortization of deferred leasing costs	34,801	32,744	31,674

Schedule of intangible assets

	2010	2009
In-place lease intangibles	$211,541	$90,183
Accumulated amortization	(61,342)	(76,283)

In-place lease intangibles, net	$150,199	$13,900

Acquired above market lease intangibles	$104,690	$104,690
Accumulated amortization	(92,224)	(85,266)

Acquired above market lease intangibles, net	$12,466	$19,424

Schedule of estimated future amortization and the increasing (decreasing) effect on minimum rents for above and below market leases

Estimated future amortization, and the increasing (decreasing) effect on minimum rents for our above and below market leases as of December 31, 2010 are as follows:

	Below Market Leases	Above Market Leases	Increase to Minimum Rent, Net
2011	$15,713	$(4,909)	$10,804
2012	10,703	(3,703)	7,000
2013	6,555	(2,592)	3,963
2014	2,824	(1,119)	1,705
2015	1,690	(115)	1,575
Thereafter	1,473	(28)	1,445

	$38,958	$(12,466)	$26,492

Outstanding interest rate derivatives related to interest rate risk:

As of December 31, 2010, we had the following outstanding interest rate derivatives related to interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	4	$692.5 million
Interest Rate Caps	3	$385.0 million

Details of noncontrolling interests, carrying amounts, reclassified to permanent equity

Details of the carrying amount of our noncontrolling interests are as follows as of December 31:

	2010	2009
Limited partners' interests in the Operating Partnership	$983,887	$892,603
Nonredeemable noncontrolling deficit interests in properties, net	(180,915)	(167,778)

Total noncontrolling interests reflected in equity	$802,972	$724,825

Rollforward of noncontrolling interests

A rollforward of noncontrolling interests for the years ending December 31 is as follows:

	2010	2009	2008
Noncontrolling interests, beginning of period	$724,825	$488,969	$592,978
Net income attributable to noncontrolling interests after preferred distributions	134,161	65,970	118,300
Distributions to noncontrolling interest holders (1)	(178,082)	(184,568)	(231,603)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedging agreements	5,069	1,297	(10,380)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	(2,689)	(2,597)	(649)
Currency translation adjustments	(3,452)	(1,385)	(1,426)
Changes in available-for-sale securities and other	3,074	43,912	(34,142)

	2,002	41,227	(46,597)

Adjustment to limited partners' interest from (decreased) increased ownership in the Operating Partnership	(103,728)	162,732	23,455
Units issued to limited partners	213,861	174,458	74,695
Units converted to common shares	(3,866)	(24,033)	(31,351)
Issuance of unit equivalents and other	13,799	70	(10,908)

Noncontrolling interests, end of period	$802,972	$724,825	$488,969

(1)
The 2009 activity includes non-cash distributions of  $133.7 million representing the portion of quarterly distributions paid in units of limited partnership interest in the Operating Partnership, or units.

Schedule of accumulated other comprehensive loss by components

  Accumulated Other Comprehensive Income (Loss)

            The components of our accumulated other comprehensive income (loss) consisted of the following as of December 31:

	2010	2009
Cumulative translation adjustments	$(31,358)	$(10,768)
Accumulated derivative losses, net	(40,069)	(52,345)
Net unrealized gains on marketable securities, net	79,292	59,358

Total accumulated other comprehensive income (loss)	$7,865	$(3,755)

Less: Accumulated other comprehensive (loss) income attributable to noncontrolling interests	(1,335)	667

Total accumulated other comprehensive income (loss) net of noncontrolling interests	$6,530	$(3,088)

Schedule of activity in the allowance for credit losses including the activity related to discontinued operations

	For the Year Ended December 31,
	2010	2009	2008
Balance, beginning of period	$45,187	$44,650	$33,810
Consolidation of previously unconsolidated entities	426	—	—
Provision for credit losses	3,130	22,655	24,037
Accounts written off, net of recoveries	(17,093)	(22,118)	(13,197)

Balance, end of period	$31,650	$45,187	$44,650

Real Estate Acquisitions, Disposals, and Impairment (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate Acquisitions, Disposals, and Impairment
Summary of assets acquired and liabilities assumed

The following table summarizes our recording of the assets acquired and liabilities assumed at the acquisition date:

Total
(in millions)
Investment properties	$2,167
Cash and cash equivalents	26
Tenant receivables and accrued revenue, net	4
Deferred costs and other assets (including intangibles)	234

Total assets	$2,431

Mortgages and other indebtedness (including premium of $28)	$1,270
Accounts payable, accrued expenses, intangibles and other	29
Other liabilities	18

Total liabilities	$1,317

Per Share Data (Tables)	12 Months Ended
Dec. 31, 2010
Per Share Data
Schedule of computation of basic and diluted earnings per share

	For the Year Ended December 31,
	2010	2009	2008
Net Income attributable to Common Stockholders — Basic	$610,424	$283,098	$422,517
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	97	50	209

Net Income attributable to Common Stockholders — Diluted	$610,521	$283,148	$422,726

Weighted Average Shares Outstanding — Basic	291,076,008	267,054,946	225,332,593
Effect of stock options	274,460	315,897	551,057
Effect of contingently issuable shares from stock dividends	—	1,101,307	—

Weighted Average Shares Outstanding — Diluted	291,350,468	268,472,150	225,883,650

Schedule of taxable nature of dividend declared

	For the Year Ended December 31,
	2010	2009	2008
Total dividends paid per common share	$2.60	$2.70	$3.60

Percent taxable as ordinary income	53.82%	99.3%	84.7%
Percent taxable as long-term capital gains	39.68%	0.7%	1.2%
Percent nontaxable as return of capital	6.50%	—	14.1%

	100.0%	100.0%	100.0%

Investment Properties (Tables)	12 Months Ended
Dec. 31, 2010
Investment Properties
Schedule of investment properties

Investment properties consist of the following as of December 31:

	2010	2009
Land	$2,929,054	$2,757,994
Buildings and improvements	24,263,169	22,265,721

Total land, buildings and improvements	27,192,223	25,023,715
Furniture, fixtures and equipment	316,512	312,474

Investment properties at cost	27,508,735	25,336,189
Less — accumulated depreciation	7,711,304	7,004,534

Investment properties at cost, net	$19,797,431	$18,331,655

Construction in progress included above	$125,227	$281,683

Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2010
Investments in Unconsolidated Entities
Summary financial information of equity method investments, balance sheets

	December 31, 2010	December 31, 2009
BALANCE SHEETS
Assets:
Investment properties, at cost	$21,236,594	$21,555,729
Less — accumulated depreciation	5,126,116	4,580,679

	16,110,478	16,975,050
Cash and cash equivalents	802,025	771,045
Tenant receivables and accrued revenue, net	353,719	364,968
Investment in unconsolidated entities, at equity	158,116	235,173
Deferred costs and other assets	525,024	535,398

Total assets	$17,949,362	$18,881,634

Liabilities and Partners' Equity:
Mortgages and other indebtedness	$15,937,404	$16,549,276
Accounts payable, accrued expenses, intangibles, and deferred revenue	748,245	834,668
Other liabilities	961,284	978,771

Total liabilities	17,646,933	18,362,715
Preferred units	67,450	67,450
Partners' equity	234,979	451,469

Total liabilities and partners' equity	$17,949,362	$18,881,634

Our Share of:
Partners' equity	$146,578	$316,800
Add: Excess Investment	757,672	694,023

Our net Investment in Joint Ventures	$904,250	$1,010,823

Scheduled principal payment repayments on joint venture properties' mortgages and other indebtdness

As of December 31, 2010, scheduled principal repayments on joint venture properties' mortgages and other indebtedness are as follows:

2011	$1,674,563
2012	2,233,471
2013	1,883,954
2014	2,205,723
2015	1,998,785
Thereafter	5,931,026

Total principal maturities	15,927,522
Net unamortized debt premiums and discounts	9,882

Total mortgages and other indebtedness	$15,937,404

Summary financial information of equity method investments, statements of operations

	For the Year Ended December 31,
	2010	2009	2008
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,960,951	$1,965,565	$1,956,129
Overage rent	147,776	132,260	130,549
Tenant reimbursements	950,267	987,028	1,005,638
Other income	223,234	174,611	199,774

Total revenue	3,282,228	3,259,464	3,292,090
Operating Expenses:
Property operating	635,946	656,399	671,268
Depreciation and amortization	793,012	801,618	775,887
Real estate taxes	253,627	261,294	263,054
Repairs and maintenance	105,042	110,606	124,272
Advertising and promotion	61,814	65,124	70,425
Provision for credit losses	4,053	16,123	24,053
Impairment charge	—	18,249	—
Other	210,858	182,201	177,298

Total operating expenses	2,064,352	2,111,614	2,106,257

Operating Income	1,217,876	1,147,850	1,185,833
Interest expense	(868,856)	(884,539)	(969,420)
Gain (loss) from unconsolidated entities	(840)	(4,739)	(5,123)
Impairment charge from investments in unconsolidated entities	(16,671)	—	—
Gain on sale of asset	39,676	—	—

Income from Continuing Operations	371,185	258,572	211,290
Income from discontinued joint venture interests	—	—	47

Net Income	$371,185	$258,572	$211,337

Third-Party Investors' Share of Net Income	$234,799	$170,265	$132,111

Our Share of Net Income	136,386	88,307	79,226
Amortization of Excess Investment	(48,329)	(55,690)	(46,980)
Our Share of Gain on Sale or Disposal of Assets and Interests in unconsolidated entities, net	(20,305)	—	—
Our Share of Impairment Charge from Investments in Unconsolidated Entities	8,169	7,603	—

Income from Unconsolidated Entities, net	$75,921	$40,220	$32,246

Indebtedness and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Indebtedness and Derivative Financial Instruments
Mortgages and other indebtedness

	2010	2009
Fixed-Rate Debt:
Mortgages and other notes, including $31,614 and $9,757 net premiums, respectively. Weighted average interest and maturity of 6.09% and 4.6 years at December 31, 2010.	$5,485,659	$5,239,263
Unsecured notes, including $26,586 and $23 net discounts, respectively. Weighted average interest and maturity of 6.04% and 7.3 years at December 31, 2010.	9,985,886	11,574,977

Total Fixed-Rate Debt	15,471,545	16,814,240
Variable-Rate Debt:
Mortgages and other notes, at face value. Weighted average interest and maturity of 1.65% and 1.8 years at December 31, 2010.	1,143,578	1,370,000
Credit Facility (see below)	858,637	446,062

Total Variable-Rate Debt	2,002,215	1,816,062

Total Mortgages and Other Indebtedness	$17,473,760	$18,630,302

Scheduled principal repayments of indebtedness

Our scheduled principal repayments on indebtedness as of December 31, 2010 are as follows:

2011	$895,575
2012	1,823,095
2013	2,306,160
2014	1,796,160
2015	1,680,043
Thereafter	8,967,699

Total principal maturities	17,468,732
Net unamortized debt premium and other	5,028

Total mortgages and other indebtedness	$17,473,760

Cash paid for interest in each period, net of any amounts capitalized

	For the Year Ended December 31,
	2010	2009	2008
Cash paid for interest	$1,015,989	$994,688	$1,001,718

Schedule of fair value of fixed rate mortgages

The fair values of financial instruments and our related discount rate assumptions used in the estimation of fair value for our consolidated fixed-rate mortgages and other indebtedness as of December 31 is summarized as follows:

	2010	2009
Fair value of fixed-rate mortgages and other indebtedness	$16,087	$16,580
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	4.46%	6.11%

Rentals under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2010
Rentals under Operating Leases
Schedule of future minimum rentals to be received under noncancelable tenant operating leases for each of the next five years and thereafter

Future minimum rentals to be received under noncancelable tenant operating leases for each of the next five years and thereafter, excluding tenant reimbursements of operating expenses and percentage rent based on tenant sales volume as of December 31, 2010 are as follows:

2011	$2,140,123
2012	1,944,020
2013	1,709,738
2014	1,501,966
2015	1,252,753
Thereafter	3,369,238

$11,917,838

Equity (Tables)	12 Months Ended
Dec. 31, 2010
Equity
Schedule of Limited Partners' Preferred Interests in the Operating Partnership and Other Noncontrolling Redeemable Interests in Properties

	2010	2009
7.50% Cumulative Redeemable Preferred Units, 260,000 units authorized, 255,373 issued and outstanding	$25,537	$25,537
6% Series I Convertible Perpetual Preferred Units, 19,000,000 units authorized, 0 and 1,017,480 issued and outstanding, respectively	—	50,874
	25,537	76,411
Other noncontrolling redeemable interests in properties	59,932	49,404

Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$85,469	$125,815

Schedule of restricted stock awards

	For the Year Ended December 31,
	2010	2009	2008
Restricted stock shares awarded during the year, net of forfeitures	116,726	254,227	276,872
Weighted average fair value of shares granted during the year	$85.17	$29.44	$85.77
Amortization expense	$16,839	$22,870	$28,640

Schedule of Director Options and Employee Options activity

	Options	Weighted Average Exercise Price Per Share
Shares under option at December 31, 2007	1,006,738	$33.48

Granted	—	—
Exercised, none were forfeited during the period	(282,106)	41.96

Shares under option at December 31, 2008	724,632	$30.18

Granted	—	—
Exercised	(181,850)	25.52
Forfeited	(37,100)	70.73

Shares under option at December 31, 2009	505,682	$28.88

Granted	—	—
Exercised, none were forfeited during the period	(178,683)	23.03

Shares under option at December 31, 2010	326,999	$29.75

Schedule of outstanding and exercisable options by exercise price range

	Outstanding and Exercisable
Employee Options: Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price Per Share
$23.41— $30.38	266,550	0.23	$25.54
$30.39— $46.97	34,749	3.09	46.97
$46.98— $50.17	25,700	3.17	50.17

Total	326,999		$29.75

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Schedule of ground lease expense incurred, included in other expense

	For the Year Ended December 31,
	2010	2009	2008
Ground lease expense	$36,750	$32,086	$30,681

Schedule of future minimum lease payments due under ground leases

Future minimum lease payments due under these ground leases for years ending December 31, excluding applicable extension options, are as follows:

2011	$25,717
2012	25,923
2013	26,264
2014	26,248
2015	26,966
Thereafter	940,599

$1,071,717

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Schedule of related party transactions

	For the Year Ended December 31,
	2010	2009	2008
Amounts charged to unconsolidated joint ventures	$118,905	$120,866	$125,663
Amounts charged to properties owned by related parties	4,308	4,522	4,980

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Schedule of quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010
Total revenue	$925,071	$933,566	$979,275	$1,119,718
Operating income	426,916	415,467	397,794	504,062
Consolidated income from continuing operations	20,754	185,152	280,532	267,076
Net income available to common stockholders	9,373	152,504	230,624	217,923
Income from continuing operations per share — Basic	$0.03	$0.52	$0.79	$0.74
Net income per share — Basic	$0.03	$0.52	$0.79	$0.74
Income from continuing operations per share — Diluted	$0.03	$0.52	$0.79	$0.74
Net income per share — Diluted	$0.03	$0.52	$0.79	$0.74
Weighted average shares outstanding	286,124,631	292,323,804	292,830,418	292,931,101
Diluted weighted average shares outstanding	286,124,631	292,613,735	293,089,128	293,160,767
2009
Total revenue	$918,492	$903,612	$924,932	$1,028,180
Operating income	364,216	224,698	392,177	425,601
Consolidated income (loss) from continuing operations	146,248	(14,108)	139,189	115,933
Net income (loss) available to common stockholders	106,768	(20,760)	105,547	91,543
Income (loss) from continuing operations per share — Basic	$0.45	$(0.08)	$0.38	$0.32
Net income (loss) per share — Basic	$0.45	$(0.08)	$0.38	$0.32
Income (loss) from continuing operations per share — Diluted	$0.45	$(0.08)	$0.38	$0.32
Net income (loss) per share — Diluted	$0.45	$(0.08)	$0.38	$0.32
Weighted average shares outstanding	235,908,551	268,289,545	281,430,338	283,967,587
Diluted weighted average shares outstanding	236,128,461	268,289,545	282,474,292	284,595,548

Organization (Details)	Dec. 31, 2010 U.S. and Puerto Rico	Dec. 31, 2010 U.S. and Puerto Rico Regional Malls	Dec. 31, 2010 U.S. and Puerto Rico Regional Malls The Mills acquisition	Dec. 31, 2010 U.S. and Puerto Rico Premium Outlet Centers	Dec. 31, 2010 U.S. and Puerto Rico Community/Lifestyle Centers	Dec. 31, 2010 U.S. and Puerto Rico Community/Lifestyle Centers The Mills acquisition	Dec. 31, 2010 U.S. and Puerto Rico Other shopping centers or outlet centers	Dec. 31, 2010 U.S. and Puerto Rico The Mills The Mills acquisition	Dec. 31, 2010 U.S. and Puerto Rico The Mills acquisition	Dec. 31, 2010 Italy Other shopping centers or outlet centers	Dec. 31, 2010 Japan Premium Outlet Centers	Dec. 31, 2010 Mexico Premium Outlet Centers	Dec. 31, 2010 South Korea Premium Outlet Centers	Dec. 31, 2010 France and Poland Other shopping centers or outlet centers
Owned, developed and managed retail properties:
Number of income-producing properties	338	161	16	58	66	4	17	16	36	45	8	1	1
Number of U.S. states containing property locations	41
Number of non-core assets in Poland sold by Simon Ivanhoe														7

Basis of Presentation and Consolidation (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Properties:
Percentage of control below which a property is not wholly owned but may be consolidated based on control (as a percent)	100.00%
Wholly owned properties included in consolidation	218
Partially owned properties included in consolidation	19
Total number of joint venture properties	156
Number of joint venture properties managed by the entity	92
Number of International joint venture properties	55
Number of joint venture properties managed by others	64
Ownership interest:
Weighted average ownership percentage in the Operating Partnership (as a percent)	83.20%	82.40%	79.80%
Ownership percentage in the Operating Partnership (as a percent)	82.90%	83.20%

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment Properties
Capitalized interest	$ 3,715,000	$ 14,502,000	$ 27,847,000
Minimum useful life, building and building improvements (in years)	10
Maximum useful life, building and building improvements (in years)	40
Minimum useful life, fixtures and equipment (in years)	7
Maximum useful life, fixtures and equipment (in years)	10
Discontinued Operations
Gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net	321,036,000	(30,108,000)
Cash and Cash Equivalents
Co-branded gift card program cash	55,300,000	38,100,000
Regional Malls | Sale of Consolidated Properties
Discontinued Operations
Number of consolidated properties sold	1
Community/Lifestyle Centers | Sale of Consolidated Properties
Discontinued Operations
Number of consolidated properties sold	1
Other shopping centers or outlet centers | Sale of Consolidated Properties
Discontinued Operations
Number of consolidated properties sold	2
Sale of Consolidated Properties
Discontinued Operations
Gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net	$ 5,700,000	$ (9,800,000)
Number of consolidated properties sold		4

Summary of Significant Accounting Policies (Details 2) Share data in Millions, except Per Share data, unless otherwise specified	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Available for sale securities USD ( $)	Dec. 31, 2009 Available for sale securities USD ( $)	Dec. 31, 2010 Available for sale securities Securities in captive insurance subsidiary portfolio	Dec. 31, 2009 Available for sale securities Liberty USD ( $)	Dec. 31, 2009 Available for sale securities Liberty GBP ( £)	Jun. 30, 2009 Available for sale securities Liberty GBP ( £)	Dec. 31, 2010 Available for sale securities CSCG USD ( $)	Dec. 31, 2010 Available for sale securities CSCG GBP ( £)	Dec. 31, 2010 Available for sale securities CAPC USD ( $)	Dec. 31, 2010 Available for sale securities CAPC GBP ( £)	Dec. 31, 2010 Held-to-maturity securities USD ( $)	Dec. 31, 2009 Held-to-maturity securities USD ( $)
Marketable and Non-Marketable Securities
Investment maturity range, minimum (in years)					1
Investment maturity range, maximum (in years)					10
Other-than temporary impairment on investment						$ 140,500,000
Impairment charge per diluted share (in dollars per share)						$ 0.44
Number of shares owned (in shares)						35.4		35.4	35.4	35.4	35.4	35.4
Weighted average cost per share (in British pounds per share)							£ 5.74	£ 5.74
Quoted market price (in British pounds per share)							£ 5.15	£ 3.97		£ 3.03		£ 0.94
Other-than-temporary impairment on an investment, reclassified to earnings from accumulated other comprehensive incomes (losses)						140,500,000
Investments used to fund debt service requirements													24,900,000	51,700,000
Value of non-marketable security accounted for under the cost method	72,400,000	70,000,000
Unrealized (losses) gains on marketable securities	79,292,000	59,358,000
Aggregate unrealized gain (loss) on available-for-sale investments, net			79,000,000	58,200,000
Carrying value of investment						$ 290,000,000			$ 228,400,000		$ 82,400,000

Summary of Significant Accounting Policies (Details 3) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Level 1
Fair Value Measurement:
Marketable securities with Level 1 fair value inputs	$ 511.3	$ 464.1
Level 2
Fair Value Measurement:
Interest rate swap agreements, gross liability balance	$ 27.6	$ 13

Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Disclosure
Number of reportable segments	1
Deferred costs and other assets
Deferred financing and lease costs, net	$ 298,674	$ 265,906
In-place lease intangibles, net	150,199	13,900
Acquired above market lease intangibles, net	12,466	19,424
Marketable securities of our captive insurance companies	90,963	75,703
Goodwill	20,098	20,098
Other marketable securities	420,356	388,427
Loans held for investment	395,934
Prepaids, notes receivable and other assets, net	406,749	372,129
Deferred costs and other assets	1,795,439	1,155,587
Deferred Financing and Lease Costs
Deferred financing and lease costs, gross	461,315	417,975
Accumulated amortization	(162,641)	(152,069)
Deferred financing and lease costs, net	298,674	265,906
Amortization, included in statements of operations and comprehensive income
Amortization of deferred financing costs	27,806	20,408	17,044
Amortization of debt premiums, net of discounts	(9,066)	(10,627)	(14,701)
Amortization of deferred leasing costs	$ 34,801	$ 32,744	$ 31,674

Summary of Significant Accounting Policies (Details 5) (USD $)	12 Months Ended
Dec. 31, 2010
Loans Held for Investment
Mortgage loans on real estate, number of loans	6
Aggregate carrying values of mortgages and mezzanine loans	$ 395,934,000
Weighted average maturity period (in months)	13
Amortization period for payments of interest and principal on mortgage notes and mezzanine loans (in years)	30
Weighted average interest rates on mortgage notes and mezzanine loans (as a percent)	5.90%
Interest rates on mortgage notes and mezzanine loans, minimum (as a percent)	5.50%
Interest rates on mortgage notes and mezzanine loans, maximum (as a percent)	7.00%
Interest income on loans held for investment	$ 4,600,000

Summary of Significant Accounting Policies (Details 6) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 In-place lease intangibles	Dec. 31, 2009 In-place lease intangibles	Dec. 31, 2010 Above and below market leases	Dec. 31, 2009 Above and below market leases	Dec. 31, 2008 Above and below market leases	Dec. 31, 2010 Below Market Leases	Dec. 31, 2009 Below Market Leases	Dec. 31, 2010 Above Market Leases	Dec. 31, 2009 Above Market Leases
Intangible Assets
Average life of in-place lease intangibles (in years)		6.6
Weighted average remaining life of intangible (in years)				3.6
Amount of amortization expenses				$ 15,200,000	$ 20,000,000	$ 35,400,000
Lease intangibles assets, gross		211,541,000	90,183,000						104,690,000	104,690,000
Accumulated amortization		(61,342,000)	(76,283,000)						(92,224,000)	(85,266,000)
Lease intangibles assets, net		150,199,000	13,900,000						12,466,000	19,424,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2011	10,804,000						15,713,000		(4,909,000)
2012	7,000,000						10,703,000		(3,703,000)
2013	3,963,000						6,555,000		(2,592,000)
2014	1,705,000						2,824,000		(1,119,000)
2015	1,575,000						1,690,000		(115,000)
Thereafter	1,445,000						1,473,000		(28,000)
Total	$ 26,492,000						$ 38,958,000	$ 60,900,000	$ (12,466,000)

Summary of Significant Accounting Policies (Details 7)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Interest rate swap USD ( $)	Dec. 31, 2009 Interest rate swap USD ( $)	Dec. 31, 2010 Interest rate cap USD ( $)	Dec. 31, 2010 USD-Yen currency forward contract JPY ( ¥)	Dec. 31, 2009 USD-Yen currency forward contract JPY ( ¥)	Dec. 31, 2010 USD-Yen currency forward contract USD ( $)	Dec. 31, 2010 USD-Euro currency forward contract EUR ( €)	Dec. 31, 2010 USD-Euro currency forward contract USD ( $)
Derivative financial instruments
Number of Instruments			4		3					2
Notional Amount			$ 692,500,000		$ 385,000,000
Interest rate derivative liability, fair value	19,500,000	13,000,000	19,500,000	13,000,000
Interest rate derivative asset, fair value		300,000		300,000
Gross accumulated other comprehensive income or loss related to derivative activities	40,069,000	52,345,000
Foreign currency contract, notional amount entered into during period						1,700,000,000	3,000,000,000		200,000,000
Exchange rate used in currency forward contracts						89.0 JPY:USD	97.1 JPY:USD
Notional amount, foreign currency derivatives (in Japanese Yen)						1,800,000,000
Liability balance, foreign exchange forward contracts								$ 2,100,000		$ 6,000,000

Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling interests, carrying amounts, reclassified to permanent equity:
Limited partners' interests in the Operating Partnership	$ 983,887	$ 892,603
Nonredeemable noncontrolling deficit interests in properties, net	(180,915)	(167,778)
Total noncontrolling interests reflected in equity	$ 802,972	$ 724,825

Summary of Significant Accounting Policies (Details 9) (USD $)	12 Months Ended						12 Months Ended													12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2008 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Capital in Excess of Par Value	Dec. 31, 2009 Capital in Excess of Par Value	Dec. 31, 2008 Capital in Excess of Par Value	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit	Dec. 31, 2008 Accumulated Deficit	Dec. 31, 2010 Common Stock Held in Treasury	Dec. 31, 2009 Common Stock Held in Treasury	Dec. 31, 2008 Common Stock Held in Treasury	Dec. 31, 2007 Common Stock Held in Treasury	Dec. 31, 2010 Noncontrolling interests	Dec. 31, 2009 Noncontrolling interests	Dec. 31, 2008 Noncontrolling interests
Noncontrolling interests:
Balance	$ 5,182,962,000	$ 3,101,967,000	$ 3,414,612,000	$ 24,000	$ 23,000	$ 30,000	$ (3,088,000)	$ (165,066,000)	$ 18,087,000	$ 7,547,959,000	$ 5,410,147,000	$ 5,067,718,000	$ (2,955,671,000)	$ (2,491,929,000)	$ (2,096,949,000)	$ (166,436,000)	$ (176,796,000)	$ (186,210,000)	$ (213,606,000)	$ 724,825,000	$ 488,969,000	$ 592,978,000
Net income attributable to noncontrolling interests																				134,161,000	65,970,000	118,300,000
Distributions to noncontrolling interestholders																				(178,082,000)	(184,568,000)	(231,603,000)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized gain (loss) on interest rate hedge agreements	28,045,000	1,509,000	(50,973,000)																	5,069,000	1,297,000	(10,380,000)
Net loss on derivative instruments reclassified from accumulated other comprehensive loss into interest expense	(15,769,000)	(14,754,000)	(3,205,000)																	(2,689,000)	(2,597,000)	(649,000)
Currency translation adjustments	(20,590,000)	(8,244,000)	(6,953,000)																	(3,452,000)	(1,385,000)	(1,426,000)
Changes in available-for-sale securities and other	19,934,000	224,694,000	(168,619,000)																	3,074,000	43,912,000	(34,142,000)
Other comprehensive income (loss)	11,620,000	203,205,000	(229,750,000)				9,618,000	161,978,000	(183,153,000)											2,002,000	41,227,000	(46,597,000)
Adjustment to limited partners' interest from (decreased) increased ownership in the Operating Partnership																				(103,728,000)	162,732,000	23,455,000
Units issued to limited partners																				213,861,000	174,458,000	74,695,000
Units converted to common shares		0		0	1,000					3,866,000	24,033,000	31,350,000								(3,866,000)	(24,033,000)	(31,351,000)
Other	993,000	(4,579,000)	(17,528,000)							(749,000)	(508,000)	(450,000)	(12,057,000)	(4,141,000)	(6,170,000)					13,799,000	70,000	(10,908,000)
Balance	5,633,752,000	5,182,962,000	3,101,967,000	29,000	24,000	30,000	6,530,000	(3,088,000)	(165,066,000)	8,059,582,000	7,547,959,000	5,410,147,000	(3,114,571,000)	(2,955,671,000)	(2,491,929,000)	(166,436,000)	(176,796,000)	(186,210,000)	(213,606,000)	802,972,000	724,825,000	488,969,000
Non-cash distributions, paid in units																					133,700,000
Accumulated other comprehensive loss
Cumulative translation adjustments	(31,358,000)	(10,768,000)
Accumulated derivative losses, net	(40,069,000)	(52,345,000)
Net unrealized gains (losses) on marketable securities, net	79,292,000	59,358,000
Total accumulated other comprehensive loss	7,865,000	(3,755,000)
Less: Accumulated other comprehensive income attributable to noncontrolling interests	(1,335,000)	667,000
Total accumulated other comprehensive loss net of noncontrolling interests	6,530,000	(3,088,000)
Revenue Recognition
Leases for which fixed payment is received for CAM component (as a percent)	84.00%
Management fees and other revenues
Insurance reserve for insurance subsidiaries and other self-insurance programs	116,200,000	117,200,000
Activity in the allowance for credit losses
Balance, beginning of period	45,187,000	44,650,000	33,810,000
Consolidation of previously unconsolidated entities	426,000
Provision for credit losses	3,130,000	22,655,000	24,037,000
Accounts written off, net of recoveries	(17,093,000)	(22,118,000)	(13,197,000)
Balance, end of period	31,650,000	45,187,000	44,650,000
Income Taxes
Minimum percentage of taxable income required to be distributed to stockholders in order to maintain the REIT status (as a percent)	90.00%
Minimum percentage of taxable income required to be distributed to stockholders to be not liable for federal corporate income taxes (as a percent)	100.00%
Period of ineligibility to be taxed as a REIT if REIT status is lost (in years)	4
Deferred tax assets related to TRS subsidiaries, net	9,000,000	8,700,000
Transaction expenses	$ 68,972,000	$ 5,697,000

Real Estate Acquisitions, Disposals, and Impairment (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Jan. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 28, 2010	Jan. 02, 2008	Dec. 31, 2010 Regional Malls	Dec. 31, 2008 Regional Malls	Dec. 31, 2010 Community/Lifestyle Centers	Dec. 31, 2010 Other Retail Property	Aug. 31, 2010 Prime Outlets Acquisition Company and Affiliated Entities	Dec. 31, 2010 Prime Outlets Acquisition Company and Affiliated Entities	May 31, 2010 Puerto Rico Premium Outlets	Dec. 31, 2010 Unsecured Debt Credit Facility	Dec. 31, 2010 Sale of Consolidated Properties	Dec. 31, 2009 Sale of Consolidated Properties
Real Estate Acquisitions and Dispositions
Number of properties disposed							1		1	2
Net proceeds from sale of assets and interest in unconsolidated entities		$ 301,425,000	$ 33,106,000												$ 5,800,000	$ 3,900,000
Gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net		321,036,000	(30,108,000)													(9,800,000)
Gain/ (loss) due to acquisition of controlling interest							13,000,000								5,700,000
Additional Business Acquisition Percentage of Ownership Acquired (as a percent)					19.00%
Business Acquisition Percentage of Ownership Acquired, low end of the range (as a percent)	1.80%
Business Acquisition Percentage of Ownership Acquired, high end of the range (as a percent)	5.00%
Initial Investment Percentage of Business Acquired (as a percent)					31.50%
Cumulative Investment Ownership Percentage (as a percent)					50.40%	100.00%
Acquisition, number of outlet centers acquired	3										21		1
Acquisition, number of properties with noncontrolling interest holder	2
The number of land parcels written down			5
Mortgage indebtedness repaid												310,700,000
Acquisition, consideration paid	6,200,000
Cost of acquisition including assumption of debt												2,300,000,000
Mortgage indebtedness assumed												1,200,000,000
Acquisiton related intangibles related to in-place leases												193,600,000
Weighted average useful life, in-place leases												6
Percentage of consideration paid in cash (as a percent)												80.00%
Percentage of consideration paid in units (as a percent)												20.00%
Operating partnership capital account units, issued (in units)												1.7
Operating partnership capital account, amount												154,500,000
Credit facility, maximum borrowing capacity														3,900,000,000
Summary of assets acquired and liabilities assumed
Investment properties		2,167,000,000
Cash and cash equivalents		26,000,000
Tenant receivables and accrued revenue, net		4,000,000
Deferred costs and other assets (including intangibles)		234,000,000
Total assets		2,431,000,000
Mortgages and other indebtedness, including premium of $28		1,270,000,000
Accounts payable, accrued expenses, intangibles and other		29,000,000
Other liabilities		18,000,000
Total liabilities		1,317,000,000
Number of consolidated properties sold																4
Impairment charges		8,169,000	240,050,000	21,172,000
Non-cash impairment charges, net of tax			228,600,000	19,400,000
Non-cash impairment charges, tax effect			5,800,000
Share of noncontrolling interest holders in non-cash impairment charges			5,700,000
Reduction in the carrying value to estimated net realizable value								$ 10,500,000

Per Share Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Data
Net Income attributable to Common Stockholders - Basic	$ 217,923	$ 230,624	$ 152,504	$ 9,373	$ 91,543	$ 105,547	$ (20,760)	$ 106,768	$ 610,424	$ 283,098	$ 422,517
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options									97	50	209
Net Income attributable to Common Stockholders - Diluted									$ 610,521	$ 283,148	$ 422,726
Weighted Average Shares Outstanding - Basic (in shares)	292,931,101	292,830,418	292,323,804	286,124,631	283,967,587	281,430,338	268,289,545	235,908,551	291,076,008	267,054,946	225,332,593
Effect of stock options (in shares)									274,460	315,897	551,057
Effect of contingently issuable shares from stock dividends (in shares)										1,101,307
Weighted Average Shares Outstanding - Diluted (in shares)	293,160,767	293,089,128	292,613,735	286,124,631	284,595,548	282,474,292	268,289,545	236,128,461	291,350,468	268,472,150	225,883,650
Dividends paid per common share (in dollars per share)									$ 2.6	$ 2.7	$ 3.6
Percent taxable as ordinary income (as a percent)									53.82%	99.30%	84.70%
Percent taxable as long-term capital gains (as a percent)									39.68%	0.70%	1.20%
Percent nontaxable as return of capital (as a percent)									6.50%		14.10%
Total percentage of dividends paid (as a percent)									100.00%	100.00%	100.00%

Investment Properties (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Investment Properties
Land	$ 2,929,054	$ 2,757,994
Buildings and improvements	24,263,169	22,265,721
Total land, buildings and improvements	27,192,223	25,023,715
Furniture, fixtures and equipment	316,512	312,474
Investment properties, at cost	27,508,735	25,336,189
Less - accumulated depreciation	7,711,304	7,004,534
Investment properties, net	19,797,431	18,331,655
Construction in progress, included above	$ 125,227	$ 281,683

Investment in Unconsolidated Entities (Details)	12 Months Ended			1 Months Ended			1 Months Ended						1 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 United States joint ventures	May 31, 2010 Nashville, TN USD ( $)	Dec. 31, 2010 European joint ventures	Dec. 31, 2009 European joint ventures	Jul. 31, 2010 Simon Ivanhoe EUR ( €)	Jul. 31, 2010 Simon Ivanhoe USD ( $)	Dec. 31, 2010 GCI USD ( $)	Dec. 31, 2009 GCI USD ( $)	Dec. 31, 2010 Japan joint ventures USD ( $)	Dec. 31, 2009 Japan joint ventures USD ( $)	Dec. 31, 2009 China joint ventures USD ( $)	Dec. 31, 2010 Mexico joint venture	Dec. 31, 2010 South Korea joint ventures USD ( $)	Dec. 31, 2009 South Korea joint ventures USD ( $)	Dec. 31, 2010 Malaysia joint venture
Real Estate Joint Ventures
Number of income-producing properties			101		45	51					8			1	1
Number of joint ventures					1	2
Number of properties under development															2		1
International Joint Venture Investments
Investment in unconsolidated entities, at equity	$ 1,390,105,000	$ 1,468,577,000							$ 330,100,000	$ 302,200,000	$ 340,800,000	$ 302,200,000			$ 35,700,000	$ 26,100,000
Percentage ownership interest (as a percent)				50.00%						49.00%		40.00%	32.50%			50.00%
Excess insurance carrier, minimum coverage				50,000,000
Insurance proceeds funded by insurers				50,000,000
Additional insurance proceeds requested				150,000,000
Consideration received by joint venture partners from sale of Simon Ivanhoe (in euros)							422,500,000
Credit facility, amount repaid							167,400,000	215,000,000
Proceeds from sale of interest in joint venture													29,000,000
Gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net	$ (321,036,000)	$ 30,108,000						$ (281,000,000)					$ 20,000,000

Investment in Unconsolidated Entities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans To SPG-FCM
Base interest rate for loans to SPG-FCM and Mills		LIBOR
Loan receivable from SPG-FCM	$ 651,000,000	$ 632,000,000
Interest income from SPG-FCM and Mills loans, net of inter-entity eliminations	9,900,000	9,300,000	15,300,000
Financing fee income from SPG-FCM and Mills loans, net of inter-entity eliminations	$ 900,000	$ 3,700,000	$ 3,100,000
Basis points added to base rate for remaining loan to SPG-FCM (as a percent)		2.75%
Number of one-year extensions available for SPG-FCM loan after June 8, 2011		1

Investment in Unconsolidated Entities (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets:
Investment properties, at cost	$ 25,336,189	$ 27,508,735				$ 25,336,189				$ 27,508,735	$ 25,336,189
Less - accumulated depreciation	7,004,534	7,711,304				7,004,534				7,711,304	7,004,534
Investment properties, net	18,331,655	19,797,431				18,331,655				19,797,431	18,331,655
Cash and cash equivalents	3,957,718	796,718				3,957,718				796,718	3,957,718	773,544	501,982
Tenant receivables and accrued revenue, net	402,729	426,736				402,729				426,736	402,729
Investment in unconsolidated entities, at equity	1,468,577	1,390,105				1,468,577				1,390,105	1,468,577
Deferred costs and other assets	1,155,587	1,795,439				1,155,587				1,795,439	1,155,587
Total assets	25,948,266	24,857,429				25,948,266				24,857,429	25,948,266
Liabilities and Partners' Equity:
Mortgages and other indebtedness	18,630,302	17,473,760				18,630,302				17,473,760	18,630,302
Accounts payable, accrued expenses, intangibles, and deferred revenues	987,530	993,738				987,530				993,738	987,530
Total liabilities	20,234,931	19,138,208				20,234,931				19,138,208	20,234,931
Total liabilities and equity	25,948,266	24,857,429				25,948,266				24,857,429	25,948,266
Debt Maturity and Other
2011		895,575								895,575
2012		1,823,095								1,823,095
2013		2,306,160								2,306,160
2014		1,796,160								1,796,160
2015		1,680,043								1,680,043
Thereafter		8,967,699								8,967,699
Total principal maturities		17,468,732								17,468,732
Net unamortized debt premiums and discounts		5,028								5,028
Total mortgages and other indebtedness	18,630,302	17,473,760				18,630,302				17,473,760	18,630,302
Revenue:
Minimum rent										2,429,519	2,316,838	2,291,919
Overage rent										110,621	84,922	100,222
Tenant reimbursements										1,083,780	1,062,227	1,065,957
Other income										212,503	187,170	192,586
Total revenue		1,119,718	979,275	933,566	925,071	1,028,180	924,932	903,612	918,492	3,957,630	3,775,216	3,783,155
Operating Expenses:
Property operating										414,264	425,703	455,874
Depreciation and amortization										982,820	997,598	969,477
Real estate taxes										345,960	333,957	334,657
Repairs and maintenance										102,425	91,736	107,879
Advertising and promotion										97,194	93,565	96,783
Provision for credit losses										3,130	22,655	24,035
Impairment charge											197,353	16,489
Other										68,045	72,088	69,061
Total operating expenses										2,213,391	2,368,524	2,240,107
Operating Income		504,062	397,794	415,467	426,916	425,601	392,177	224,698	364,216	1,744,239	1,406,692	1,543,048
Interest expense										(1,027,091)	(992,065)	(947,140)
Gain (loss) from unconsolidated entities										75,921	40,220	32,246
Gain on sale of asset										321,036	(30,108)
Third-Party Investors' Share of Net Income										234,799	170,265	132,111
Our Share of Net Income										136,386	88,307	79,226
Amortization of Excess Investment										(48,329)	(55,690)	(46,980)
Our Share of Gain on Sale or Disposal of Assets and Interests in unconsolidated entities.										(20,305)
Our Share of Impairment Charge from Investments in Unconsolidated Entities										8,169	7,603
Impairment charge from investments in unconsolidated entities	35,100									8,169	42,697	4,683
Regional malls with impairment charges	1
Non-retail real estate assets with impairment charges	2
Real Estate joint ventures
Assets:
Investment properties, at cost	21,555,729	21,236,594				21,555,729				21,236,594	21,555,729
Less - accumulated depreciation	4,580,679	5,126,116				4,580,679				5,126,116	4,580,679
Investment properties, net	16,975,050	16,110,478				16,975,050				16,110,478	16,975,050
Cash and cash equivalents	771,045	802,025				771,045				802,025	771,045
Tenant receivables and accrued revenue, net	364,968	353,719				364,968				353,719	364,968
Investment in unconsolidated entities, at equity	235,173	158,116				235,173				158,116	235,173
Deferred costs and other assets	535,398	525,024				535,398				525,024	535,398
Total assets	18,881,634	17,949,362				18,881,634				17,949,362	18,881,634
Liabilities and Partners' Equity:
Mortgages and other indebtedness	16,549,276	15,937,404				16,549,276				15,937,404	16,549,276
Accounts payable, accrued expenses, intangibles, and deferred revenues	834,668	748,245				834,668				748,245	834,668
Other liabilities	978,771	961,284				978,771				961,284	978,771
Total liabilities	18,362,715	17,646,933				18,362,715				17,646,933	18,362,715
Preferred units	67,450	67,450				67,450				67,450	67,450
Partners' equity	451,469	234,979				451,469				234,979	451,469
Total liabilities and equity	18,881,634	17,949,362				18,881,634				17,949,362	18,881,634
Our Share of:
Partners' equity	316,800	146,578				316,800				146,578	316,800
Add: Excess Investment	694,023	757,672				694,023				757,672	694,023
Our net Investment in Joint Ventures	1,010,823	904,250				1,010,823				904,250	1,010,823
Life of joint ventures with excess investment (in years)		40								40
Debt Maturity and Other
2011		1,674,563								1,674,563
2012		2,233,471								2,233,471
2013		1,883,954								1,883,954
2014		2,205,723								2,205,723
2015		1,998,785								1,998,785
Thereafter		5,931,026								5,931,026
Total principal maturities		15,927,522								15,927,522
Net unamortized debt premiums and discounts		9,882								9,882
Total mortgages and other indebtedness	16,549,276	15,937,404				16,549,276				15,937,404	16,549,276
Interest rate, low end of range (as a percent)										0.0048
Interest rate, high end of range (as a percent)										0.0935
Weighted average interest rate (as a percent)										5.09%
Revenue:
Minimum rent										1,960,951	1,965,565	1,956,129
Overage rent										147,776	132,260	130,549
Tenant reimbursements										950,267	987,028	1,005,638
Other income										223,234	174,611	199,774
Total revenue										3,282,228	3,259,464	3,292,090
Operating Expenses:
Property operating										635,946	656,399	671,268
Depreciation and amortization										793,012	801,618	775,887
Real estate taxes										253,627	261,294	263,054
Repairs and maintenance										105,042	110,606	124,272
Advertising and promotion										61,814	65,124	70,425
Provision for credit losses										4,053	16,123	24,053
Impairment charge											18,249
Other										210,858	182,201	177,298
Total operating expenses										2,064,352	2,111,614	2,106,257
Operating Income										1,217,876	1,147,850	1,185,833
Interest expense										(868,856)	(884,539)	(969,420)
Gain (loss) from unconsolidated entities										(840)	(4,739)	(5,123)
Impairment charge from investments in unconsolidated entities, net of tax										(16,671)
Gain on sale of asset										39,676
Income from Continuing Operations										371,185	258,572	211,290
Income from discontinued joint venture interests												47
Net Income										$ 371,185	$ 258,572	$ 211,337

Indebtedness and Derivative Financial Instruments (Details)	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	May 31, 2010 Secured Debt	Dec. 31, 2010 Secured Debt USD ( $)	May 13, 2010 Secured Debt USD ( $)	Dec. 31, 2009 Secured Debt USD ( $)	Jan. 31, 2010 Unsecured Debt	Jan. 26, 2010 Unsecured Debt USD ( $)	Dec. 31, 2010 Unsecured Debt Credit Facility USD ( $)	Jul. 23, 2010 Unsecured Debt Credit Facility EUR ( €)	Jul. 23, 2010 Unsecured Debt Credit Facility USD ( $)	Dec. 31, 2009 Unsecured Debt Credit Facility USD ( $)	Dec. 31, 2010 Unsecured Debt Senior unsecured notes USD ( $)	Dec. 31, 2009 Unsecured Debt Senior unsecured notes USD ( $)	Jan. 31, 2010 Unsecured Debt Senior unsecured notes issue closed January 25, 2010 USD ( $)	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 4.20% due 2015 USD ( $)	Jan. 12, 2010 Unsecured Debt Senior unsecured notes 4.20% due 2015	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 5.65% due 2020 USD ( $)	Jan. 12, 2010 Unsecured Debt Senior unsecured notes 5.65% due 2020	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 6.75% due 2040 USD ( $)	Jan. 12, 2010 Unsecured Debt Senior unsecured notes 6.75% due 2040	Aug. 31, 2010 Unsecured Debt Senior unsecured notes 4.875% USD ( $)	Mar. 31, 2010 Unsecured Debt Senior unsecured notes 4.875% USD ( $)	Aug. 16, 2010 Unsecured Debt Senior unsecured notes 4.875%	Mar. 18, 2010 Unsecured Debt Senior unsecured notes 4.875%	Jun. 30, 2010 Unsecured Debt Senior unsecured notes 4.60% USD ( $)	Jun. 15, 2010 Unsecured Debt Senior unsecured notes 4.60%	Aug. 31, 2010 Unsecured Debt Senior unsecured notes tendered August 9, 2010 USD ( $)	Aug. 09, 2010 Unsecured Debt Senior unsecured notes tendered August 9, 2010 USD ( $)	Aug. 31, 2010 Unsecured Debt Senior unsecured notes issue closed August 16, 2010 USD ( $)	Aug. 16, 2010 Unsecured Debt Senior unsecured notes issue closed August 16, 2010	Dec. 31, 2010 Unsecured Debt Credit Facility, new USD ( $)	Dec. 31, 2010 Unsecured Debt Letter of Credit USD ( $)
Fixed-Rate Debt:
Fixed-rate mortgages and other indebtedness	$ 15,471,545,000	$ 16,814,240,000		$ 5,485,659,000		$ 5,239,263,000							$ 9,985,886,000	$ 11,574,977,000
Weighted-average interest rate, fixed-rate debt (as a percent)				6.09%									6.04%
Net premiums				31,614,000		9,757,000
Net discount													26,586,000	23,000
Weighted average maturity period, fixed-rate debt (in years)				4.6									7.3
Variable-Rate Debt:
Variable-rate mortgages and other indebtedness	2,002,215,000	1,816,062,000		1,143,578,000		1,370,000,000
Weighted average interest rate, variable-rate debt (as a percent)				1.65%
Weighted average maturity period, variable-rate debt (in years)				1.8
Credit facility, amount outstanding									858,637,000			446,062,000
Total Mortgages and Other Indebtedness	17,473,760,000	18,630,302,000		6,600,000,000		6,600,000,000
Number of properties pledged as collateral	92
Number of cross-defaulted and cross-collateralized mortgage pools	12
Total number of properties pledged as collateral for cross defaulted and cross collateralized mortgages	52
Properties subject to various financial performance covenants	31
Number of limited partners providing guarantees of foreclosure	25
Guarantees of foreclosure	173,400,000
Number of consolidated properties with guarantees of foreclosure	3
Credit facility, maximum borrowing capacity									3,900,000,000
Reference rate			LIBOR																													LIBOR
Interest added to reference rate (in basis points)					225																											210
Facility fee (in basis points)																																40
Line of credit facility, expanded maximum borrowing capacity in terms of accordion feature																																4,000,000,000
Line of credit facility, competitive bid feature maximum bid (as a percent)																																50.00%
Foreign currency denominated credit facilitiy repayment, in foreign currency										167,400,000
Foreign currency denominated credit facility repayment, in US currency.											215,000,000
Foreign currency denominated credit facilities outstanding																																273,600,000
Letters of credit outstanding																																	33,300,000
Principal amount of cash tender offer								2,300,000,000																					1,330,000,000
Proceeds from senior unsecured notes															2,250,000,000	400,000,000		1,250,000,000		600,000,000										900,000,000
Number of series of notes repaid							10																					3
Debt instrument weighted average duration (in years)							2								14.4													3.5
Credit facility, amount repaid																						400,000,000	300,000,000			400,000,000
Credit facility, maximum amount outstanding									862,200,000
Credit facility, weighted average amount outstanding									580,400,000
Interest rate on debt (as a percent)																	4.20%		5.65%		6.75%			4.88%	4.88%		4.60%				4.38%
Number of unencumbered properties on repayment of debt				5
Debt instrument weighted average interest rate (as a percent)				4.35%			5.76%								5.69%													6.06%
Charge to earning as a result of tender offer															165,600,000													185,100,000
Mortgage notes, nonrecourse amount				5,700,000,000
Repayment of mortgage loans				1,100,000,000
Interest rate, low end of range (as a percent)				0.0551
Interest rate, high end of range (as a percent)				0.0601
Floor rate of LIBOR (as a percent)			1.50%
Remaining mortgage loans				1,200,000,000	75,200,000
Carrying value of fixed rate debt	$ 14,800,000,000	$ 16,100,000,000

Indebtedness and Derivative Financial Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt Maturity and Other
2011	$ 895,575,000
2012	1,823,095,000
2013	2,306,160,000
2014	1,796,160,000
2015	1,680,043,000
Thereafter	8,967,699,000
Total principal maturities	17,468,732,000
Net unamortized debt premiums and discounts	5,028,000
Total mortgages and other indebtedness	17,473,760,000	18,630,302,000
Cash paid for interest	1,015,989,000	994,688,000	1,001,718,000
Fair value of fixed-rate mortgages and other indebtedness	16,087,000	16,580,000
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages (as a percent)	4.46%	6.11%
Derivative financial instruments
Interest rate derivative liability, fair value	19,500,000	13,000,000
Interest rate derivative asset, fair value		300,000
Unamortized balance of benefits from treasury and interest rate hedge agreements	6,500,000
Deficit from terminated swap agreements	1,300,000
Amount expected to be reclassified from accumulated other comprehensive loss to earnings within the next year	19,800,000
Accumulated derivative losses from joint venture	20,900,000	30,100,000
Interest rate swap
Derivative financial instruments
Interest rate derivative liability, fair value	19,500,000	13,000,000
Interest rate derivative asset, fair value		300,000
Notional Amount	692,500,000
Fixed rate swap agreements, weighted average fixed pay rate (as a percent)	2.79%
Fixed rate swap agreements, weighted average variable receive rate (as a percent)	0.51%
Interest rate cap
Derivative financial instruments
Notional Amount	$ 385,000,000

Rentals under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Future minimum rentals to be received under noncancelable tenant operating leases
2011	$ 2,140,123
2012	1,944,020
2013	1,709,738
2014	1,501,966
2015	1,252,753
Thereafter	3,369,238
Future minimum rental receivables	$ 11,917,838
Percentage of future minimum rentals receivable attributable to leases with an affiliate of a limited partner in the Operating Partnership (as a percent)	0.60%

Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended							12 Months Ended
	Aug. 31, 2010	May 31, 2010	Apr. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 6% Series I Convertible Perpetual Preferred Stock	Dec. 31, 2004 6% Series I Convertible Perpetual Preferred Stock	Dec. 31, 2010 Common Stock	Dec. 31, 1998 Common Stock	Dec. 31, 1993 Common Stock MSA	Dec. 31, 1993 MSA
Equity
Common stock, voting rights									one vote for each share held of record
Right to elect number of board of directors												4
Shares issued to related party (in shares)											3,200,000
Common stock reserved for possible conversion (in shares)				62,919,853						3,200,000
Class B shares outstanding under the 1998 Charter										8,000
Shares of common stock issued to limited partners in exchange for units				247,640	1,866,474	2,574,608
Number of limited partners exchanging units				47
Common stock issued related to employee and director stock options exercised (in shares)				178,683	181,850	282,106
Net proceeds of option exercises (in dollars)				$ 4.9
Series I Preferred Stock converted to common stock (in shares)			6,670,589				6,670,589
Common stock issued as a result of the conversion of Series I Preferred Stock (in shares)			7,871,276				7,871,276
Temporary equity stated dividend rate percentage (as a percent)								6.00%
Operating Partnership issued units in connection with the acquisition	1,720,671	77,798
The number of outlet centers acquired in connection with Prime acquisition.	20

Equity (Details 2) (USD $)	1 Months Ended			12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 6% Series I Convertible Perpetual Preferred Stock	Dec. 31, 2009 6% Series I Convertible Perpetual Preferred Stock	Dec. 31, 2004 6% Series I Convertible Perpetual Preferred Stock	Dec. 31, 2010 6% Series I Convertible Perpetual Preferred Units	Dec. 31, 2009 6% Series I Convertible Perpetual Preferred Units	Dec. 31, 2004 6% Series I Convertible Perpetual Preferred Units	Dec. 31, 2010 7.5% Cumulative Redeemable Preferred Units	Dec. 31, 2009 7.5% Cumulative Redeemable Preferred Units
Redeemable preferred stock
Temporary equity stated dividend rate percentage (as a percent)						6.00%	6.00%	6.00%	6.00%	7.50%	7.50%
Temporary equity redemption basis, closing price evaluation period (in days)				20
Temporary equity redemption basis, closing price trading period (in days)				30
Conversion ratio, number of common stock shares into which Series I and J preferred stock is convertible (in shares)	0.847495				0.847495
Limited partners' preferred interest in the Operating Partnership		$ 25,537,000	$ 76,411,000				$ 0	$ 50,874,000		$ 25,537,000	$ 25,537,000
Other noncontrolling redeemable interests in properties		59,932,000	49,404,000
Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties		85,469,000	125,815,000
Temporary equity, shares authorized (in shares)		19,000,000	19,000,000				19,000,000	19,000,000		260,000	260,000
Temporary equity, shares issued (in shares)		0	8,091,155				0	1,017,480		255,373	255,373
Temporary equity, shares outstanding (in shares)		0	8,091,155				0	1,017,480		255,373	255,373
Units issued by Operating Partnership due to conversion of Series I Preferred Units (in units)	1,017,480
Series I Preferred Units converted to common units (in units)	862,292
Series I Preferred Stock redeemed by cash redemption payment (in shares)	219,879
Cash redemption payment made to redeem remaining Series I Preferred Stock	$ 11,100,000
Cumulative quarterly distributions on preferred units (in dollars per share)										$ 7.5
Conversion basis of preferred units into preferred stock							one-for-one
Temporary equity redemption price (in dollars per share)										$ 100
Liquidation preference (in dollars per share)										$ 100

Equity (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2004 Series J 8 3/8% Cumulative Redeemable Preferred Stock	Dec. 31, 2010 Series J 8 3/8% Cumulative Redeemable Preferred Stock	Dec. 31, 2009 Series J 8 3/8% Cumulative Redeemable Preferred Stock	Apr. 16, 2010 Series I Preferred stock
Common stock:
Preferred stock stated dividend rate percentage (as a percent)	8.38%
Redemption price of preferred stock (in dollars per share)	$ 50			$ 50.4917
Premium received on preferred stock issued	$ 7.5
Preferred stock unamortized premium		$ 5.5	$ 5.9

Equity (Details 4) (USD $)	Dec. 31, 2010	Dec. 31, 2010 1998 Stock Incentive Plan	Dec. 31, 2010 Restricted Stock Awards	Dec. 31, 2009 Restricted Stock Awards	Dec. 31, 2008 Restricted Stock Awards	Dec. 31, 2010 Automatic awards for eligible directors	Dec. 31, 2010 Stock options issued under 1998 Stock Incentive Plan	Dec. 31, 2010 Employee Options	Dec. 31, 2009 Employee Options	Dec. 31, 2008 Employee Options	Dec. 31, 2010 2010 LTIP Program	Dec. 31, 2010 One-year 2010 LTIP Program	Dec. 31, 2010 Two-year 2010 LTIP Program	Dec. 31, 2010 Three-year 2010 LTIP Program
Equity
Notes Receivable from Former CPI Stockholders	$ 16,800,000
Stock-based incentive plan awards
Shares reserved for issuance (in shares)		11,300,000
Total number of shares awarded, net of forfeiture (in shares)			5,109,362
Vesting period (in years)			4			1		3			2
Expiration period (in years)								10
Value of restricted shares awarded to directors on initial election						82,500
Value of restricted shares awarded to director on re-election						82,500
Value of additional restricted shares awarded to director serving as the chairperson of the Audit Committee						10,000
Value of additional restricted shares awarded to a director serving as chairperson of a standing committee other than the Audit Committee						7,500
Value of additional restricted shares awarded to the Lead Director						12,500
Percent of distributions of Operating Partnership that participants are entitled to receive during performance period (as a percent)											10.00%
Aggregate grant date fair value												7,200,000	14,800,000	23,000,000
Vesting rights			25% each year
Restricted stock shares awarded during the year, net of forfeitures (in shares)			116,726	254,227	276,872
Weighted average fair value of shares granted during the year (in dollars per share)			$ 85.17	$ 29.44	$ 85.77
Compensation expense			$ 16,839,000	$ 22,870,000	$ 28,640,000						$ 12,500,000
Weighted average life of outstanding options (in years)							0.8
Options
Shares under option at the beginning of the period (in shares)								505,682	724,632	1,006,738
Exercised (in shares)								(178,683)	(181,850)	(282,106)
Forfeited (in shares)									(37,100)
Shares under option at the end of the period (in shares)								326,999	505,682	724,632
Weighted Average Exercise Price Per Share
Shares under option at the beginning of the period (in dollars per share)								$ 28.88	$ 30.18	$ 33.48
Exercised (in dollars per share)								$ 23.03	$ 25.52	$ 41.96
Forfeited (in dollars per share)									$ 70.73
Shares under option at the end of the period (in dollars per share)								$ 29.75	$ 28.88	$ 30.18

Equity (Details 5) (USD $)	12 Months Ended
Dec. 31, 2010
Outstanding and Exercisable
Outstanding and Exercisable, options (in shares)	326,999
Outstanding and Exercisable, Weighted Average Exercise Price Per Share (in dollars per share)	$ 29.75
Exchange Rights
Limited partners units, exchange basis	One-for-one
Common stock reserved for issuance upon the exchange of units, stock options and Class B common stock (in shares)	62,919,853
Range of Exercise Prices from $23.41- $30.38
Outstanding and Exercisable
Exercise price, lower end of the range (in dollars per share)	$ 23.41
Exercise price, high end of the range (in dollars per share)	$ 30.38
Outstanding and Exercisable, options (in shares)	266,550
Outstanding and Exercisable, Weighted Average Remaining Contractual Life (in years)	0.23
Outstanding and Exercisable, Weighted Average Exercise Price Per Share (in dollars per share)	$ 25.54
Range of Exercise Prices from $30.39- $46.97
Outstanding and Exercisable
Exercise price, lower end of the range (in dollars per share)	$ 30.39
Exercise price, high end of the range (in dollars per share)	$ 46.97
Outstanding and Exercisable, options (in shares)	34,749
Outstanding and Exercisable, Weighted Average Remaining Contractual Life (in years)	3.09
Outstanding and Exercisable, Weighted Average Exercise Price Per Share (in dollars per share)	$ 46.97
Range of Exercise Prices from $46.98- $50.17
Outstanding and Exercisable
Exercise price, lower end of the range (in dollars per share)	$ 46.98
Exercise price, high end of the range (in dollars per share)	$ 50.17
Outstanding and Exercisable, options (in shares)	25,700
Outstanding and Exercisable, Weighted Average Remaining Contractual Life (in years)	3.17
Outstanding and Exercisable, Weighted Average Exercise Price Per Share (in dollars per share)	$ 50.17

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commitments and Contingencies
Properties subject to ground leases	31
Ground lease expense	$ 36,750,000	$ 32,086,000	$ 30,681,000
Operating Leases, Future Minimum Payments Due
2011	25,717,000
2012	25,923,000
2013	26,264,000
2014	26,248,000
2015	26,966,000
Thereafter	940,599,000
Total	1,071,717,000
Insurance
Insurance coverage, acts of terrorism	$ 1,000,000,000

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Concentration of Credit Risk
Concentration of credit risk, number of retailers	4
Concentration of credit risk, number of anchor stores	526
Total number of anchor stores	1,320
Maximum percentage of consolidated revenues from a single customer or tenant	0.1
Limited Life Partnerships
Approximate settlement values of noncontrolling interest	$ 135	$ 115
Joint Venture Mortgage and Indebtedness
Guarantees of Joint Venture Indebtedness:
Loan guarantee	$ 60.7

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Related Party Transactions
Amounts charged to unconsolidated joint ventures	$ 118,905,000	$ 120,866,000	$ 125,663,000
Amounts charged to properties owned by related parties	4,308,000	4,522,000	4,980,000
Interest income from SPG-FCM and Mills loans, net of inter-entity eliminations	9,900,000	9,300,000	15,300,000
Financing fee income from SPG-FCM and Mills loans, net of inter-entity eliminations	$ 900,000	$ 3,700,000	$ 3,100,000

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Financial Data (Unaudited)
Total revenue	$ 1,119,718	$ 979,275	$ 933,566	$ 925,071	$ 1,028,180	$ 924,932	$ 903,612	$ 918,492	$ 3,957,630	$ 3,775,216	$ 3,783,155
Operating Income	504,062	397,794	415,467	426,916	425,601	392,177	224,698	364,216	1,744,239	1,406,692	1,543,048
Consolidated income (loss) from continuing operations	267,076	280,532	185,152	20,754	115,933	139,189	(14,108)	146,248	753,514	387,262	599,560
Net income (loss) available to common stockholders	$ 217,923	$ 230,624	$ 152,504	$ 9,373	$ 91,543	$ 105,547	$ (20,760)	$ 106,768	$ 610,424	$ 283,098	$ 422,517
Income (loss) from continuing operations per share - Basic (in dollars per share)	$ 0.74	$ 0.79	$ 0.52	$ 0.03	$ 0.32	$ 0.38	$ (0.08)	$ 0.45
Net income (loss) per share - Basic (in dollars per share)	$ 0.74	$ 0.79	$ 0.52	$ 0.03	$ 0.32	$ 0.38	$ (0.08)	$ 0.45	$ 2.1	$ 1.06	$ 1.88
Income (loss) from continuing operations per share - Diluted (in dollars per share)	$ 0.74	$ 0.79	$ 0.52	$ 0.03	$ 0.32	$ 0.38	$ (0.08)	$ 0.45
Net income (loss) per share - Diluted (in dollars per share)	$ 0.74	$ 0.79	$ 0.52	$ 0.03	$ 0.32	$ 0.38	$ (0.08)	$ 0.45	$ 2.1	$ 1.05	$ 1.87
Weighted Average Shares Outstanding - Basic (in shares)	292,931,101	292,830,418	292,323,804	286,124,631	283,967,587	281,430,338	268,289,545	235,908,551	291,076,008	267,054,946	225,332,593
Diluted weighted average shares outstanding (in shares)	293,160,767	293,089,128	292,613,735	286,124,631	284,595,548	282,474,292	268,289,545	236,128,461	291,350,468	268,472,150	225,883,650

Schedule III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands	Dec. 31, 2010
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	$ 5,580,022
Initial Cost
Land	2,744,371
Buildings and Improvements	19,388,253
Costs Capitalized Subsequent to Acquisition
Land	184,683
Buildings and Improvements	4,874,916
Gross Amounts At Which Carried At Close of Period
Land	2,929,054
Buildings and Improvements	24,263,169
Total	27,192,223
Accumulated Depreciation	7,485,821
Anderson Mall, Anderson, SC | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	26,754
Initial Cost
Land	1,712
Buildings and Improvements	15,227
Costs Capitalized Subsequent to Acquisition
Land	851
Buildings and Improvements	20,334
Gross Amounts At Which Carried At Close of Period
Land	2,563
Buildings and Improvements	35,561
Total	38,124
Accumulated Depreciation	13,687
Arsenal Mall, Watertown, MA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	846
Initial Cost
Land	14,714
Buildings and Improvements	47,680
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,430
Gross Amounts At Which Carried At Close of Period
Land	14,714
Buildings and Improvements	54,110
Total	68,824
Accumulated Depreciation	17,411
Bangor Mall, Bangor, ME | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	80,000
Initial Cost
Land	5,478
Buildings and Improvements	59,740
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,404
Gross Amounts At Which Carried At Close of Period
Land	5,478
Buildings and Improvements	69,144
Total	74,622
Accumulated Depreciation	21,729
Barton Creek Square, Austin, TX | Regional Malls
Initial Cost
Land	2,903
Buildings and Improvements	20,929
Costs Capitalized Subsequent to Acquisition
Land	7,983
Buildings and Improvements	61,142
Gross Amounts At Which Carried At Close of Period
Land	10,886
Buildings and Improvements	82,071
Total	92,957
Accumulated Depreciation	43,312
Battlefield Mall, Springfield, MO | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	90,885
Initial Cost
Land	3,919
Buildings and Improvements	27,231
Costs Capitalized Subsequent to Acquisition
Land	3,000
Buildings and Improvements	62,518
Gross Amounts At Which Carried At Close of Period
Land	6,919
Buildings and Improvements	89,749
Total	96,668
Accumulated Depreciation	52,350
Bay Park Square, Green Bay, WI | Regional Malls
Initial Cost
Land	6,358
Buildings and Improvements	25,623
Costs Capitalized Subsequent to Acquisition
Land	4,133
Buildings and Improvements	23,627
Gross Amounts At Which Carried At Close of Period
Land	10,491
Buildings and Improvements	49,250
Total	59,741
Accumulated Depreciation	21,470
Bowie Town Center, Bowie, MD | Regional Malls
Initial Cost
Land	2,710
Buildings and Improvements	65,044
Costs Capitalized Subsequent to Acquisition
Land	235
Buildings and Improvements	5,789
Gross Amounts At Which Carried At Close of Period
Land	2,945
Buildings and Improvements	70,833
Total	73,778
Accumulated Depreciation	25,565
Boynton Beach Mall, Boynton Beach, FL | Regional Malls
Initial Cost
Land	22,240
Buildings and Improvements	78,804
Costs Capitalized Subsequent to Acquisition
Land	4,666
Buildings and Improvements	25,170
Gross Amounts At Which Carried At Close of Period
Land	26,906
Buildings and Improvements	103,974
Total	130,880
Accumulated Depreciation	39,730
Brea Mall, Brea, CA | Regional Malls
Initial Cost
Land	39,500
Buildings and Improvements	209,202
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	25,682
Gross Amounts At Which Carried At Close of Period
Land	39,500
Buildings and Improvements	234,884
Total	274,384
Accumulated Depreciation	83,316
Broadway Square, Tyler, TX | Regional Malls
Initial Cost
Land	11,306
Buildings and Improvements	32,431
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,257
Gross Amounts At Which Carried At Close of Period
Land	11,306
Buildings and Improvements	54,688
Total	65,994
Accumulated Depreciation	23,516
Brunswick Square, East Brunswick, NJ | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	80,965
Initial Cost
Land	8,436
Buildings and Improvements	55,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	27,967
Gross Amounts At Which Carried At Close of Period
Land	8,436
Buildings and Improvements	83,805
Total	92,241
Accumulated Depreciation	37,536
Burlington Mall, Burlington, MA | Regional Malls
Initial Cost
Land	46,600
Buildings and Improvements	303,618
Costs Capitalized Subsequent to Acquisition
Land	19,600
Buildings and Improvements	90,699
Gross Amounts At Which Carried At Close of Period
Land	66,200
Buildings and Improvements	394,317
Total	460,517
Accumulated Depreciation	122,167
Castleton Square, Indianapolis, IN | Regional Malls
Initial Cost
Land	26,250
Buildings and Improvements	98,287
Costs Capitalized Subsequent to Acquisition
Land	7,434
Buildings and Improvements	70,451
Gross Amounts At Which Carried At Close of Period
Land	33,684
Buildings and Improvements	168,738
Total	202,422
Accumulated Depreciation	63,697
Century III Mall, West Mifflin, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	78,973
Initial Cost
Land	17,380
Buildings and Improvements	102,364
Costs Capitalized Subsequent to Acquisition
Land	10
Buildings and Improvements	7,083
Gross Amounts At Which Carried At Close of Period
Land	17,390
Buildings and Improvements	109,447
Total	126,837
Accumulated Depreciation	72,123
Charlottesville Fashion Square, Charlottesville, VA | Regional Malls
Initial Cost
Buildings and Improvements	54,738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,939
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	68,677
Total	68,677
Accumulated Depreciation	27,214
Chautauqua Mall, Lakewood, NY | Regional Malls
Initial Cost
Land	3,257
Buildings and Improvements	9,641
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,456
Gross Amounts At Which Carried At Close of Period
Land	3,257
Buildings and Improvements	26,097
Total	29,354
Accumulated Depreciation	12,829
Chesapeake Square, Chesapeake, VA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	68,796
Initial Cost
Land	11,534
Buildings and Improvements	70,461
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,517
Gross Amounts At Which Carried At Close of Period
Land	11,534
Buildings and Improvements	81,978
Total	93,512
Accumulated Depreciation	42,220
Cielo Vista Mall, El Paso, TX | Regional Malls
Initial Cost
Land	1,005
Buildings and Improvements	15,262
Costs Capitalized Subsequent to Acquisition
Land	608
Buildings and Improvements	44,663
Gross Amounts At Which Carried At Close of Period
Land	1,613
Buildings and Improvements	59,925
Total	61,538
Accumulated Depreciation	33,617
College Mall, Bloomington, IN | Regional Malls
Initial Cost
Land	1,003
Buildings and Improvements	16,245
Costs Capitalized Subsequent to Acquisition
Land	720
Buildings and Improvements	43,377
Gross Amounts At Which Carried At Close of Period
Land	1,723
Buildings and Improvements	59,622
Total	61,345
Accumulated Depreciation	28,994
Columbia Center, Kennewick, WA | Regional Malls
Initial Cost
Land	17,441
Buildings and Improvements	66,580
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	21,868
Gross Amounts At Which Carried At Close of Period
Land	17,441
Buildings and Improvements	88,448
Total	105,889
Accumulated Depreciation	34,170
Copley Place, Boston, MA | Regional Malls
Initial Cost
Buildings and Improvements	378,045
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	88,575
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	466,620
Total	466,620
Accumulated Depreciation	118,457
Coral Square, Coral Springs, FL | Regional Malls
Initial Cost
Land	13,556
Buildings and Improvements	93,630
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,493
Gross Amounts At Which Carried At Close of Period
Land	13,556
Buildings and Improvements	108,123
Total	121,679
Accumulated Depreciation	54,666
Cordova Mall, Pensacola, FL | Regional Malls
Initial Cost
Land	18,626
Buildings and Improvements	73,091
Costs Capitalized Subsequent to Acquisition
Land	7,321
Buildings and Improvements	44,759
Gross Amounts At Which Carried At Close of Period
Land	25,947
Buildings and Improvements	117,850
Total	143,797
Accumulated Depreciation	36,937
Cottonwood Mall, Albuquerque, NM | Regional Malls
Initial Cost
Land	10,122
Buildings and Improvements	69,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,082
Gross Amounts At Which Carried At Close of Period
Land	10,122
Buildings and Improvements	75,040
Total	85,162
Accumulated Depreciation	35,198
Crystal River Mall, Crystal River, FL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	14,441
Initial Cost
Land	5,393
Buildings and Improvements	20,241
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,850
Gross Amounts At Which Carried At Close of Period
Land	5,393
Buildings and Improvements	25,091
Total	30,484
Accumulated Depreciation	11,203
DeSoto Square, Bradenton, FL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	63,156
Initial Cost
Land	9,011
Buildings and Improvements	52,675
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,114
Gross Amounts At Which Carried At Close of Period
Land	9,011
Buildings and Improvements	59,789
Total	68,800
Accumulated Depreciation	24,970
Domain, The, Austin, TX | Regional Malls
Initial Cost
Land	45,152
Buildings and Improvements	197,010
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	137,617
Gross Amounts At Which Carried At Close of Period
Land	45,152
Buildings and Improvements	334,627
Total	379,779
Accumulated Depreciation	39,371
Edison Mall, Fort Myers, FL | Regional Malls
Initial Cost
Land	11,529
Buildings and Improvements	107,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	28,277
Gross Amounts At Which Carried At Close of Period
Land	11,529
Buildings and Improvements	135,627
Total	147,156
Accumulated Depreciation	49,499
Fashion Mall at Keystone, The, Indianapolis, IN | Regional Malls
Initial Cost
Buildings and Improvements	120,579
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	47,507
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	168,086
Total	168,086
Accumulated Depreciation	61,436
Firewheel Town Center, Garland, TX | Regional Malls
Initial Cost
Land	8,636
Buildings and Improvements	82,716
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	24,793
Gross Amounts At Which Carried At Close of Period
Land	8,636
Buildings and Improvements	107,509
Total	116,145
Accumulated Depreciation	25,015
Forest Mall, Fond Du Lac, WI | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,883
Initial Cost
Land	721
Buildings and Improvements	4,491
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,819
Gross Amounts At Which Carried At Close of Period
Land	721
Buildings and Improvements	13,310
Total	14,031
Accumulated Depreciation	8,209
Forum Shops at Caesars, The, Las Vegas, NV | Regional Malls
Initial Cost
Buildings and Improvements	276,567
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	210,699
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	487,266
Total	487,266
Accumulated Depreciation	141,772
Great Lakes Mall, Mentor, OH | Regional Malls
Initial Cost
Land	12,302
Buildings and Improvements	100,362
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,478
Gross Amounts At Which Carried At Close of Period
Land	12,302
Buildings and Improvements	110,840
Total	123,142
Accumulated Depreciation	47,300
Greenwood Park Mall, Greenwood, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	79,097
Initial Cost
Land	2,423
Buildings and Improvements	23,445
Costs Capitalized Subsequent to Acquisition
Land	5,253
Buildings and Improvements	115,289
Gross Amounts At Which Carried At Close of Period
Land	7,676
Buildings and Improvements	138,734
Total	146,410
Accumulated Depreciation	53,749
Gulf View Square, Port Richey, FL | Regional Malls
Initial Cost
Land	13,690
Buildings and Improvements	39,991
Costs Capitalized Subsequent to Acquisition
Land	2,023
Buildings and Improvements	18,348
Gross Amounts At Which Carried At Close of Period
Land	15,713
Buildings and Improvements	58,339
Total	74,052
Accumulated Depreciation	24,499
Gwinnett Place, Duluth, GA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	115,000
Initial Cost
Land	17,051
Buildings and Improvements	141,191
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,908
Gross Amounts At Which Carried At Close of Period
Land	17,051
Buildings and Improvements	146,099
Total	163,150
Accumulated Depreciation	50,674
Haywood Mall, Greenville, SC | Regional Malls
Initial Cost
Land	11,585
Buildings and Improvements	133,893
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	20,669
Gross Amounts At Which Carried At Close of Period
Land	11,591
Buildings and Improvements	154,562
Total	166,153
Accumulated Depreciation	67,804
Independence Center, Independence, MO | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	200,000
Initial Cost
Land	5,042
Buildings and Improvements	45,798
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	31,354
Gross Amounts At Which Carried At Close of Period
Land	5,042
Buildings and Improvements	77,152
Total	82,194
Accumulated Depreciation	34,005
Ingram Park Mall, San Antonio, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	74,493
Initial Cost
Land	733
Buildings and Improvements	17,163
Costs Capitalized Subsequent to Acquisition
Land	73
Buildings and Improvements	21,444
Gross Amounts At Which Carried At Close of Period
Land	806
Buildings and Improvements	38,607
Total	39,413
Accumulated Depreciation	22,437
Irving Mall, Irving, TX | Regional Malls
Initial Cost
Land	6,737
Buildings and Improvements	17,479
Costs Capitalized Subsequent to Acquisition
Land	2,533
Buildings and Improvements	40,945
Gross Amounts At Which Carried At Close of Period
Land	9,270
Buildings and Improvements	58,424
Total	67,694
Accumulated Depreciation	35,644
Jefferson Valley Mall, Yorktown Heights, NY | Regional Malls
Initial Cost
Land	4,868
Buildings and Improvements	30,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	26,422
Gross Amounts At Which Carried At Close of Period
Land	4,868
Buildings and Improvements	56,726
Total	61,594
Accumulated Depreciation	30,474
Knoxville Center, Knoxville, TN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	56,410
Initial Cost
Land	5,006
Buildings and Improvements	21,617
Costs Capitalized Subsequent to Acquisition
Land	3,712
Buildings and Improvements	34,423
Gross Amounts At Which Carried At Close of Period
Land	8,718
Buildings and Improvements	56,040
Total	64,758
Accumulated Depreciation	30,140
La Plaza Mall, McAllen, TX | Regional Malls
Initial Cost
Land	1,375
Buildings and Improvements	9,828
Costs Capitalized Subsequent to Acquisition
Land	6,569
Buildings and Improvements	39,449
Gross Amounts At Which Carried At Close of Period
Land	7,944
Buildings and Improvements	49,277
Total	57,221
Accumulated Depreciation	23,938
Laguna Hills Mall, Laguna Hills, CA | Regional Malls
Initial Cost
Land	27,928
Buildings and Improvements	55,446
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,916
Gross Amounts At Which Carried At Close of Period
Land	27,928
Buildings and Improvements	69,362
Total	97,290
Accumulated Depreciation	26,114
Lakeline Mall, Austin, TX | Regional Malls
Initial Cost
Land	10,088
Buildings and Improvements	81,568
Costs Capitalized Subsequent to Acquisition
Land	14
Buildings and Improvements	16,119
Gross Amounts At Which Carried At Close of Period
Land	10,102
Buildings and Improvements	97,687
Total	107,789
Accumulated Depreciation	40,371
Lenox Square, Atlanta, GA | Regional Malls
Initial Cost
Land	38,058
Buildings and Improvements	492,411
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	64,371
Gross Amounts At Which Carried At Close of Period
Land	38,058
Buildings and Improvements	556,782
Total	594,840
Accumulated Depreciation	190,438
Lima Mall, Lima, OH | Regional Malls
Initial Cost
Land	7,659
Buildings and Improvements	35,338
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,638
Gross Amounts At Which Carried At Close of Period
Land	7,659
Buildings and Improvements	46,976
Total	54,635
Accumulated Depreciation	21,598
Lincolnwood Town Center, Lincolnwood, IL | Regional Malls
Initial Cost
Land	7,907
Buildings and Improvements	63,480
Costs Capitalized Subsequent to Acquisition
Land	28
Buildings and Improvements	7,325
Gross Amounts At Which Carried At Close of Period
Land	7,935
Buildings and Improvements	70,805
Total	78,740
Accumulated Depreciation	39,335
Livingston Mall, Livingston, NJ | Regional Malls
Initial Cost
Land	22,214
Buildings and Improvements	105,250
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	37,666
Gross Amounts At Which Carried At Close of Period
Land	22,214
Buildings and Improvements	142,916
Total	165,130
Accumulated Depreciation	45,636
Longview Mall, Longview, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	29,726
Initial Cost
Land	259
Buildings and Improvements	3,567
Costs Capitalized Subsequent to Acquisition
Land	124
Buildings and Improvements	8,112
Gross Amounts At Which Carried At Close of Period
Land	383
Buildings and Improvements	11,679
Total	12,062
Accumulated Depreciation	6,282
Mall at Chestnut Hill, The, Chestnut Hill, MA | Regional Malls
Initial Cost
Land	449
Buildings and Improvements	24,615
Gross Amounts At Which Carried At Close of Period
Land	449
Buildings and Improvements	24,615
Total	25,064
Accumulated Depreciation	701
Mall of Georgia, Mill Creek, GA | Regional Malls
Initial Cost
Land	47,492
Buildings and Improvements	326,633
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,965
Gross Amounts At Which Carried At Close of Period
Land	47,492
Buildings and Improvements	331,598
Total	379,090
Accumulated Depreciation	89,654
Maplewood Mall, Minneapolis, MN | Regional Malls
Initial Cost
Land	17,119
Buildings and Improvements	80,758
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,177
Gross Amounts At Which Carried At Close of Period
Land	17,119
Buildings and Improvements	93,935
Total	111,054
Accumulated Depreciation	27,422
Markland Mall, Kokomo, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	21,031
Initial Cost
Buildings and Improvements	7,568
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,367
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	17,935
Total	17,935
Accumulated Depreciation	10,524
McCain Mall, N. Little Rock, AR | Regional Malls
Initial Cost
Buildings and Improvements	9,515
Costs Capitalized Subsequent to Acquisition
Land	10,530
Buildings and Improvements	11,095
Gross Amounts At Which Carried At Close of Period
Land	10,530
Buildings and Improvements	20,610
Total	31,140
Accumulated Depreciation	14,879
Melbourne Square, Melbourne, FL | Regional Malls
Initial Cost
Land	15,762
Buildings and Improvements	55,891
Costs Capitalized Subsequent to Acquisition
Land	4,160
Buildings and Improvements	27,746
Gross Amounts At Which Carried At Close of Period
Land	19,922
Buildings and Improvements	83,637
Total	103,559
Accumulated Depreciation	31,357
Menlo Park Mall, Edison, NJ | Regional Malls
Initial Cost
Land	65,684
Buildings and Improvements	223,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	39,840
Gross Amounts At Which Carried At Close of Period
Land	65,684
Buildings and Improvements	263,092
Total	328,776
Accumulated Depreciation	100,995
Midland Park Mall, Midland, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	30,702
Initial Cost
Land	687
Buildings and Improvements	9,213
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,722
Gross Amounts At Which Carried At Close of Period
Land	687
Buildings and Improvements	25,935
Total	26,622
Accumulated Depreciation	14,792
Miller Hill Mall, Duluth, MN | Regional Malls
Initial Cost
Land	2,965
Buildings and Improvements	18,092
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	29,506
Gross Amounts At Which Carried At Close of Period
Land	2,965
Buildings and Improvements	47,598
Total	50,563
Accumulated Depreciation	31,404
Montgomery Mall, Montgomeryville, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	86,063
Initial Cost
Land	27,105
Buildings and Improvements	86,915
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	26,977
Gross Amounts At Which Carried At Close of Period
Land	27,105
Buildings and Improvements	113,892
Total	140,997
Accumulated Depreciation	29,056
Muncie Mall, Muncie, IN | Regional Malls
Initial Cost
Land	172
Buildings and Improvements	5,776
Costs Capitalized Subsequent to Acquisition
Land	52
Buildings and Improvements	27,415
Gross Amounts At Which Carried At Close of Period
Land	224
Buildings and Improvements	33,191
Total	33,415
Accumulated Depreciation	18,186
North East Mall, Hurst, TX | Regional Malls
Initial Cost
Land	128
Buildings and Improvements	12,966
Costs Capitalized Subsequent to Acquisition
Land	19,010
Buildings and Improvements	150,597
Gross Amounts At Which Carried At Close of Period
Land	19,138
Buildings and Improvements	163,563
Total	182,701
Accumulated Depreciation	72,329
Northfield Square Mall, Bourbonnais, IL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	27,575
Initial Cost
Land	362
Buildings and Improvements	53,396
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,809
Gross Amounts At Which Carried At Close of Period
Land	362
Buildings and Improvements	55,205
Total	55,567
Accumulated Depreciation	34,429
Northgate Mall, Seattle, WA | Regional Malls
Initial Cost
Land	24,369
Buildings and Improvements	115,992
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	92,465
Gross Amounts At Which Carried At Close of Period
Land	24,369
Buildings and Improvements	208,457
Total	232,826
Accumulated Depreciation	66,851
Northlake Mall, Atlanta, GA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	65,075
Initial Cost
Land	33,400
Buildings and Improvements	98,035
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,146
Gross Amounts At Which Carried At Close of Period
Land	33,400
Buildings and Improvements	102,181
Total	135,581
Accumulated Depreciation	56,918
Northwoods Mall, Peoria, IL | Regional Malls
Initial Cost
Land	1,185
Buildings and Improvements	12,779
Costs Capitalized Subsequent to Acquisition
Land	2,372
Buildings and Improvements	36,610
Gross Amounts At Which Carried At Close of Period
Land	3,557
Buildings and Improvements	49,389
Total	52,946
Accumulated Depreciation	28,766
Oak Court Mall, Memphis, TN | Regional Malls
Initial Cost
Land	15,673
Buildings and Improvements	57,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,188
Gross Amounts At Which Carried At Close of Period
Land	15,673
Buildings and Improvements	66,492
Total	82,165
Accumulated Depreciation	27,311
Ocean County Mall, Toms River, NJ | Regional Malls
Initial Cost
Land	20,404
Buildings and Improvements	124,945
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	24,479
Gross Amounts At Which Carried At Close of Period
Land	20,404
Buildings and Improvements	149,424
Total	169,828
Accumulated Depreciation	51,626
Orange Park Mall, Orange Park, FL | Regional Malls
Initial Cost
Land	12,998
Buildings and Improvements	65,121
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	40,006
Gross Amounts At Which Carried At Close of Period
Land	12,998
Buildings and Improvements	105,127
Total	118,125
Accumulated Depreciation	44,665
Orland Square, Orland Park, IL | Regional Malls
Initial Cost
Land	35,514
Buildings and Improvements	129,906
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,651
Gross Amounts At Which Carried At Close of Period
Land	35,514
Buildings and Improvements	152,557
Total	188,071
Accumulated Depreciation	60,746
Oxford Valley Mall, Langhorne, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	71,000
Initial Cost
Land	24,544
Buildings and Improvements	100,287
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,905
Gross Amounts At Which Carried At Close of Period
Land	24,544
Buildings and Improvements	109,192
Total	133,736
Accumulated Depreciation	53,329
Paddock Mall, Ocala, FL | Regional Malls
Initial Cost
Land	11,198
Buildings and Improvements	39,727
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,659
Gross Amounts At Which Carried At Close of Period
Land	11,198
Buildings and Improvements	56,386
Total	67,584
Accumulated Depreciation	20,655
Penn Square Mall, Oklahoma City, OK | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	98,498
Initial Cost
Land	2,043
Buildings and Improvements	155,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	28,249
Gross Amounts At Which Carried At Close of Period
Land	2,043
Buildings and Improvements	184,207
Total	186,250
Accumulated Depreciation	68,745
Pheasant Lane Mall, Nashua, NH | Regional Malls
Initial Cost
Land	3,902
Buildings and Improvements	155,068
Costs Capitalized Subsequent to Acquisition
Land	550
Buildings and Improvements	18,953
Gross Amounts At Which Carried At Close of Period
Land	4,452
Buildings and Improvements	174,021
Total	178,473
Accumulated Depreciation	57,549
Phipps Plaza, Atlanta, GA | Regional Malls
Initial Cost
Land	16,725
Buildings and Improvements	210,610
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	26,934
Gross Amounts At Which Carried At Close of Period
Land	16,725
Buildings and Improvements	237,544
Total	254,269
Accumulated Depreciation	84,988
Plaza Carolina, Carolina, PR | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	185,992
Initial Cost
Land	15,493
Buildings and Improvements	279,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	21,950
Gross Amounts At Which Carried At Close of Period
Land	15,493
Buildings and Improvements	301,510
Total	317,003
Accumulated Depreciation	65,576
Port Charlotte Town Center, Port Charlotte, FL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	48,398
Initial Cost
Land	5,471
Buildings and Improvements	58,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,792
Gross Amounts At Which Carried At Close of Period
Land	5,471
Buildings and Improvements	74,362
Total	79,833
Accumulated Depreciation	33,357
Prien Lake Mall, Lake Charles, LA | Regional Malls
Initial Cost
Land	1,842
Buildings and Improvements	2,813
Costs Capitalized Subsequent to Acquisition
Land	3,091
Buildings and Improvements	37,574
Gross Amounts At Which Carried At Close of Period
Land	4,933
Buildings and Improvements	40,387
Total	45,320
Accumulated Depreciation	20,603
Richmond Town Square, Richmond Heights, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	43,124
Initial Cost
Land	2,600
Buildings and Improvements	12,112
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	58,662
Gross Amounts At Which Carried At Close of Period
Land	2,600
Buildings and Improvements	70,774
Total	73,374
Accumulated Depreciation	44,952
River Oaks Center, Calumet City, IL | Regional Malls
Initial Cost
Land	30,560
Buildings and Improvements	101,224
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,299
Gross Amounts At Which Carried At Close of Period
Land	30,560
Buildings and Improvements	111,523
Total	142,083
Accumulated Depreciation	42,727
Rockaway Townsquare, Rockaway, NJ | Regional Malls
Initial Cost
Land	44,116
Buildings and Improvements	212,257
Costs Capitalized Subsequent to Acquisition
Land	27
Buildings and Improvements	34,740
Gross Amounts At Which Carried At Close of Period
Land	44,143
Buildings and Improvements	246,997
Total	291,140
Accumulated Depreciation	82,110
Rolling Oaks Mall, San Antonio, TX | Regional Malls
Initial Cost
Land	1,929
Buildings and Improvements	38,609
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,239
Gross Amounts At Which Carried At Close of Period
Land	1,929
Buildings and Improvements	51,848
Total	53,777
Accumulated Depreciation	27,196
Roosevelt Field, Garden City, NY | Regional Malls
Initial Cost
Land	163,609
Buildings and Improvements	702,008
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	36,094
Gross Amounts At Which Carried At Close of Period
Land	163,609
Buildings and Improvements	738,102
Total	901,711
Accumulated Depreciation	257,321
Ross Park Mall, Pittsburgh, PA | Regional Malls
Initial Cost
Land	23,541
Buildings and Improvements	90,203
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	81,368
Gross Amounts At Which Carried At Close of Period
Land	23,541
Buildings and Improvements	171,571
Total	195,112
Accumulated Depreciation	65,766
Santa Rosa Plaza, Santa Rosa, CA | Regional Malls
Initial Cost
Land	10,400
Buildings and Improvements	87,864
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,084
Gross Amounts At Which Carried At Close of Period
Land	10,400
Buildings and Improvements	98,948
Total	109,348
Accumulated Depreciation	35,805
Shops at Mission Viejo, The, Mission Viejo, CA | Regional Malls
Initial Cost
Land	9,139
Buildings and Improvements	54,445
Costs Capitalized Subsequent to Acquisition
Land	7,491
Buildings and Improvements	150,426
Gross Amounts At Which Carried At Close of Period
Land	16,630
Buildings and Improvements	204,871
Total	221,501
Accumulated Depreciation	87,292
South Hills Village, Pittsburgh, PA | Regional Malls
Initial Cost
Land	23,445
Buildings and Improvements	125,840
Costs Capitalized Subsequent to Acquisition
Land	2,945
Buildings and Improvements	24,469
Gross Amounts At Which Carried At Close of Period
Land	26,390
Buildings and Improvements	150,309
Total	176,699
Accumulated Depreciation	54,768
South Shore Plaza, Braintree, MA | Regional Malls
Initial Cost
Land	101,200
Buildings and Improvements	301,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	147,442
Gross Amounts At Which Carried At Close of Period
Land	101,200
Buildings and Improvements	448,937
Total	550,137
Accumulated Depreciation	118,145
Southern Park Mall, Boardman, OH | Regional Malls
Initial Cost
Land	16,982
Buildings and Improvements	77,767
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	24,244
Gross Amounts At Which Carried At Close of Period
Land	17,079
Buildings and Improvements	102,011
Total	119,090
Accumulated Depreciation	44,551
SouthPark, Charlotte, NC | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	195,764
Initial Cost
Land	42,092
Buildings and Improvements	188,055
Costs Capitalized Subsequent to Acquisition
Land	100
Buildings and Improvements	165,575
Gross Amounts At Which Carried At Close of Period
Land	42,192
Buildings and Improvements	353,630
Total	395,822
Accumulated Depreciation	106,810
St. Charles Towne Center, Waldorf, MD | Regional Malls
Initial Cost
Land	7,710
Buildings and Improvements	52,934
Costs Capitalized Subsequent to Acquisition
Land	1,180
Buildings and Improvements	28,677
Gross Amounts At Which Carried At Close of Period
Land	8,890
Buildings and Improvements	81,611
Total	90,501
Accumulated Depreciation	40,070
Stanford Shopping Center, Palo Alto, CA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	240,000
Initial Cost
Buildings and Improvements	339,537
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,280
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	344,817
Total	344,817
Accumulated Depreciation	79,769
Summit Mall, Akron, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	65,000
Initial Cost
Land	15,374
Buildings and Improvements	51,137
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	41,529
Gross Amounts At Which Carried At Close of Period
Land	15,374
Buildings and Improvements	92,666
Total	108,040
Accumulated Depreciation	33,738
Sunland Park Mall, El Paso, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	31,856
Initial Cost
Land	2,896
Buildings and Improvements	28,900
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,475
Gross Amounts At Which Carried At Close of Period
Land	2,896
Buildings and Improvements	37,375
Total	40,271
Accumulated Depreciation	22,544
Tacoma Mall, Tacoma, WA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	118,001
Initial Cost
Land	37,803
Buildings and Improvements	125,826
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	80,839
Gross Amounts At Which Carried At Close of Period
Land	37,803
Buildings and Improvements	206,665
Total	244,468
Accumulated Depreciation	70,160
Tippecanoe Mall, Lafayette, IN | Regional Malls
Initial Cost
Land	2,897
Buildings and Improvements	8,439
Costs Capitalized Subsequent to Acquisition
Land	5,517
Buildings and Improvements	44,075
Gross Amounts At Which Carried At Close of Period
Land	8,414
Buildings and Improvements	52,514
Total	60,928
Accumulated Depreciation	34,491
Town Center at Aurora, Aurora, CO | Regional Malls
Initial Cost
Land	9,959
Buildings and Improvements	56,832
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	56,929
Gross Amounts At Which Carried At Close of Period
Land	9,965
Buildings and Improvements	113,761
Total	123,726
Accumulated Depreciation	44,584
Town Center at Boca Raton, Boca Raton, FL | Regional Malls
Initial Cost
Land	64,200
Buildings and Improvements	307,317
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	152,520
Gross Amounts At Which Carried At Close of Period
Land	64,200
Buildings and Improvements	459,837
Total	524,037
Accumulated Depreciation	153,354
Town Center at Cobb, Kennesaw, GA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	280,000
Initial Cost
Land	32,355
Buildings and Improvements	158,225
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,564
Gross Amounts At Which Carried At Close of Period
Land	32,355
Buildings and Improvements	171,789
Total	204,144
Accumulated Depreciation	57,555
Towne East Square, Wichita, KS | Regional Malls
Initial Cost
Land	8,525
Buildings and Improvements	18,479
Costs Capitalized Subsequent to Acquisition
Land	1,429
Buildings and Improvements	39,035
Gross Amounts At Which Carried At Close of Period
Land	9,954
Buildings and Improvements	57,514
Total	67,468
Accumulated Depreciation	33,506
Towne West Square, Wichita, KS | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	48,760
Initial Cost
Land	972
Buildings and Improvements	21,203
Costs Capitalized Subsequent to Acquisition
Land	61
Buildings and Improvements	12,060
Gross Amounts At Which Carried At Close of Period
Land	1,033
Buildings and Improvements	33,263
Total	34,296
Accumulated Depreciation	20,104
Treasure Coast Square, Jensen Beach, FL | Regional Malls
Initial Cost
Land	11,124
Buildings and Improvements	72,990
Costs Capitalized Subsequent to Acquisition
Land	3,067
Buildings and Improvements	34,039
Gross Amounts At Which Carried At Close of Period
Land	14,191
Buildings and Improvements	107,029
Total	121,220
Accumulated Depreciation	43,301
Tyrone Square, St. Petersburg, FL | Regional Malls
Initial Cost
Land	15,638
Buildings and Improvements	120,962
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	27,980
Gross Amounts At Which Carried At Close of Period
Land	15,638
Buildings and Improvements	148,942
Total	164,580
Accumulated Depreciation	60,922
University Park Mall, Mishawaka, IN | Regional Malls
Initial Cost
Land	16,768
Buildings and Improvements	112,158
Costs Capitalized Subsequent to Acquisition
Land	7,000
Buildings and Improvements	49,562
Gross Amounts At Which Carried At Close of Period
Land	23,768
Buildings and Improvements	161,720
Total	185,488
Accumulated Depreciation	98,426
Upper Valley Mall, Springfield, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	47,108
Initial Cost
Land	8,421
Buildings and Improvements	38,745
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,434
Gross Amounts At Which Carried At Close of Period
Land	8,421
Buildings and Improvements	49,179
Total	57,600
Accumulated Depreciation	19,768
Valle Vista Mall, Harlingen, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	40,000
Initial Cost
Land	1,398
Buildings and Improvements	17,159
Costs Capitalized Subsequent to Acquisition
Land	329
Buildings and Improvements	20,676
Gross Amounts At Which Carried At Close of Period
Land	1,727
Buildings and Improvements	37,835
Total	39,562
Accumulated Depreciation	19,546
Virginia Center Commons, Glen Allen, VA | Regional Malls
Initial Cost
Land	9,764
Buildings and Improvements	50,547
Costs Capitalized Subsequent to Acquisition
Land	4,149
Buildings and Improvements	11,961
Gross Amounts At Which Carried At Close of Period
Land	13,913
Buildings and Improvements	62,508
Total	76,421
Accumulated Depreciation	21,303
Walt Whitman Mall, Huntington Station, NY | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	120,622
Initial Cost
Land	51,700
Buildings and Improvements	111,258
Costs Capitalized Subsequent to Acquisition
Land	3,789
Buildings and Improvements	42,228
Gross Amounts At Which Carried At Close of Period
Land	55,489
Buildings and Improvements	153,486
Total	208,975
Accumulated Depreciation	65,360
Washington Square, Indianapolis, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	27,835
Initial Cost
Land	6,319
Buildings and Improvements	36,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,109
Gross Amounts At Which Carried At Close of Period
Land	6,319
Buildings and Improvements	47,604
Total	53,923
Accumulated Depreciation	41,851
West Ridge Mall, Topeka, KS | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	67,568
Initial Cost
Land	5,453
Buildings and Improvements	34,132
Costs Capitalized Subsequent to Acquisition
Land	1,168
Buildings and Improvements	22,900
Gross Amounts At Which Carried At Close of Period
Land	6,621
Buildings and Improvements	57,032
Total	63,653
Accumulated Depreciation	26,964
Westminster Mall, Westminster, CA | Regional Malls
Initial Cost
Land	43,464
Buildings and Improvements	84,709
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	32,058
Gross Amounts At Which Carried At Close of Period
Land	43,464
Buildings and Improvements	116,767
Total	160,231
Accumulated Depreciation	40,375
White Oaks Mall, Springfield, IL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,000
Initial Cost
Land	3,024
Buildings and Improvements	35,692
Costs Capitalized Subsequent to Acquisition
Land	2,102
Buildings and Improvements	38,422
Gross Amounts At Which Carried At Close of Period
Land	5,126
Buildings and Improvements	74,114
Total	79,240
Accumulated Depreciation	31,776
Wolfchase Galleria, Memphis, TN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	225,000
Initial Cost
Land	15,881
Buildings and Improvements	128,276
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,482
Gross Amounts At Which Carried At Close of Period
Land	15,881
Buildings and Improvements	137,758
Total	153,639
Accumulated Depreciation	54,785
Woodland Hills Mall, Tulsa, OK | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	96,047
Initial Cost
Land	34,211
Buildings and Improvements	187,123
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,645
Gross Amounts At Which Carried At Close of Period
Land	34,211
Buildings and Improvements	200,768
Total	234,979
Accumulated Depreciation	68,846
Albertville Premium Outlets, Albertville, MN | Premium Outlet Centers
Initial Cost
Land	3,900
Buildings and Improvements	97,059
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,139
Gross Amounts At Which Carried At Close of Period
Land	3,900
Buildings and Improvements	101,198
Total	105,098
Accumulated Depreciation	27,603
Allen Premium Outlets, Allen, TX | Premium Outlet Centers
Initial Cost
Land	13,855
Buildings and Improvements	43,687
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	16,023
Gross Amounts At Which Carried At Close of Period
Land	13,952
Buildings and Improvements	59,710
Total	73,662
Accumulated Depreciation	17,726
Aurora Farms Premium Outlets, Aurora, OH | Premium Outlet Centers
Initial Cost
Land	2,370
Buildings and Improvements	24,326
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,876
Gross Amounts At Which Carried At Close of Period
Land	2,370
Buildings and Improvements	26,202
Total	28,572
Accumulated Depreciation	14,288
Birch Run Premium Outlets, Birch Run, MI | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	109,113
Initial Cost
Land	11,432
Buildings and Improvements	78,338
Gross Amounts At Which Carried At Close of Period
Land	11,432
Buildings and Improvements	78,338
Total	89,770
Accumulated Depreciation	1,476
Calhoun Premium Outlets, Calhoun, GA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,974
Initial Cost
Land	1,560
Buildings and Improvements	13,800
Gross Amounts At Which Carried At Close of Period
Land	1,560
Buildings and Improvements	13,800
Total	15,360
Accumulated Depreciation	638
Camarillo Premium Outlets, Camarillo, CA | Premium Outlet Centers
Initial Cost
Land	16,670
Buildings and Improvements	224,721
Costs Capitalized Subsequent to Acquisition
Land	482
Buildings and Improvements	62,741
Gross Amounts At Which Carried At Close of Period
Land	17,152
Buildings and Improvements	287,462
Total	304,614
Accumulated Depreciation	56,768
Carlsbad Premium Outlets, Carlsbad, CA | Premium Outlet Centers
Initial Cost
Land	12,890
Buildings and Improvements	184,990
Costs Capitalized Subsequent to Acquisition
Land	96
Buildings and Improvements	2,274
Gross Amounts At Which Carried At Close of Period
Land	12,986
Buildings and Improvements	187,264
Total	200,250
Accumulated Depreciation	39,874
Carolina Premium Outlets, Smithfield, NC | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	19,047
Initial Cost
Land	3,170
Buildings and Improvements	59,863
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,919
Gross Amounts At Which Carried At Close of Period
Land	3,170
Buildings and Improvements	62,782
Total	65,952
Accumulated Depreciation	19,936
Chicago Premium Outlets, Aurora, IL | Premium Outlet Centers
Initial Cost
Land	659
Buildings and Improvements	118,005
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,294
Gross Amounts At Which Carried At Close of Period
Land	659
Buildings and Improvements	122,299
Total	122,958
Accumulated Depreciation	34,690
Cincinnati Premium Outlets, Monroe, OH | Premium Outlet Centers
Initial Cost
Land	14,117
Buildings and Improvements	71,520
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,199
Gross Amounts At Which Carried At Close of Period
Land	14,117
Buildings and Improvements	74,719
Total	88,836
Accumulated Depreciation	5,349
Clinton Crossing Premium Outlets, Clinton, CT | Premium Outlet Centers
Initial Cost
Land	2,060
Buildings and Improvements	107,556
Costs Capitalized Subsequent to Acquisition
Land	1,532
Buildings and Improvements	1,793
Gross Amounts At Which Carried At Close of Period
Land	3,592
Buildings and Improvements	109,349
Total	112,941
Accumulated Depreciation	28,015
Columbia Gorge Premium Outlets, Troutdale, OR | Premium Outlet Centers
Initial Cost
Land	7,900
Buildings and Improvements	16,492
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,184
Gross Amounts At Which Carried At Close of Period
Land	7,900
Buildings and Improvements	18,676
Total	26,576
Accumulated Depreciation	7,957
Desert Hills Premium Outlets, Cabazon, CA | Premium Outlet Centers
Initial Cost
Land	3,440
Buildings and Improvements	338,679
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,832
Gross Amounts At Which Carried At Close of Period
Land	3,440
Buildings and Improvements	342,511
Total	345,951
Accumulated Depreciation	69,218
Edinburgh Premium Outlets, Edinburgh, IN | Premium Outlet Centers
Initial Cost
Land	2,857
Buildings and Improvements	47,309
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,980
Gross Amounts At Which Carried At Close of Period
Land	2,857
Buildings and Improvements	59,289
Total	62,146
Accumulated Depreciation	18,228
Ellenton Premium Outlets, Ellenton, FL | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	107,735
Initial Cost
Land	15,396
Buildings and Improvements	181,048
Gross Amounts At Which Carried At Close of Period
Land	15,396
Buildings and Improvements	181,048
Total	196,444
Accumulated Depreciation	3,868
Folsom Premium Outlets, Folsom, CA | Premium Outlet Centers
Initial Cost
Land	9,060
Buildings and Improvements	50,281
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,372
Gross Amounts At Which Carried At Close of Period
Land	9,060
Buildings and Improvements	53,653
Total	62,713
Accumulated Depreciation	18,132
Gaffney Premium Outlets, Gaffney, SC | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	38,065
Initial Cost
Land	5,162
Buildings and Improvements	30,767
Gross Amounts At Which Carried At Close of Period
Land	5,162
Buildings and Improvements	30,767
Total	35,929
Accumulated Depreciation	727
Gilroy Premium Outlets, Gilroy, CA | Premium Outlet Centers
Initial Cost
Land	9,630
Buildings and Improvements	194,122
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,538
Gross Amounts At Which Carried At Close of Period
Land	9,630
Buildings and Improvements	201,660
Total	211,290
Accumulated Depreciation	49,547
Grove City Premium Outlets, Grove City, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	116,314
Initial Cost
Land	10,092
Buildings and Improvements	128,516
Gross Amounts At Which Carried At Close of Period
Land	10,092
Buildings and Improvements	128,516
Total	138,608
Accumulated Depreciation	2,823
Gulfport Premium Outlets, Gulfport, MS | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,948
Initial Cost
Buildings and Improvements	29,648
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	29,648
Total	29,648
Accumulated Depreciation	615
Hagerstown Premium Outlets, Hagerstown, MD | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	91,680
Initial Cost
Land	3,798
Buildings and Improvements	89,724
Gross Amounts At Which Carried At Close of Period
Land	3,798
Buildings and Improvements	89,724
Total	93,522
Accumulated Depreciation	1,813
Houston Premium Outlets, Cypress, TX | Premium Outlet Centers
Initial Cost
Land	20,871
Buildings and Improvements	69,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	48,532
Gross Amounts At Which Carried At Close of Period
Land	20,871
Buildings and Improvements	117,882
Total	138,753
Accumulated Depreciation	11,578
Jackson Premium Outlets, Jackson, NJ | Premium Outlet Centers
Initial Cost
Land	6,413
Buildings and Improvements	104,013
Costs Capitalized Subsequent to Acquisition
Land	3
Buildings and Improvements	3,673
Gross Amounts At Which Carried At Close of Period
Land	6,416
Buildings and Improvements	107,686
Total	114,102
Accumulated Depreciation	22,999
Jersey Shore Premium Outlets, Tinton Falls, NJ | Premium Outlet Centers
Initial Cost
Land	16,141
Buildings and Improvements	50,979
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	74,435
Gross Amounts At Which Carried At Close of Period
Land	16,141
Buildings and Improvements	125,414
Total	141,555
Accumulated Depreciation	12,876
Johnson Creek Premium Outlets, Johnson Creek, WI | Premium Outlet Centers
Initial Cost
Land	2,800
Buildings and Improvements	39,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,523
Gross Amounts At Which Carried At Close of Period
Land	2,800
Buildings and Improvements	45,069
Total	47,869
Accumulated Depreciation	10,653
Kittery Premium Outlets, Kittery, ME | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	43,556
Initial Cost
Land	11,832
Buildings and Improvements	94,994
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,859
Gross Amounts At Which Carried At Close of Period
Land	11,832
Buildings and Improvements	100,853
Total	112,685
Accumulated Depreciation	18,645
Las Americas Premium Outlets, San Diego, CA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	180,000
Initial Cost
Land	45,168
Buildings and Improvements	251,878
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,746
Gross Amounts At Which Carried At Close of Period
Land	45,168
Buildings and Improvements	255,624
Total	300,792
Accumulated Depreciation	25,052
Las Vegas Outlet Center, Las Vegas, NV | Premium Outlet Centers
Initial Cost
Land	13,085
Buildings and Improvements	160,777
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,826
Gross Amounts At Which Carried At Close of Period
Land	13,085
Buildings and Improvements	177,603
Total	190,688
Accumulated Depreciation	30,836
Las Vegas Premium Outlets, Las Vegas, NV | Premium Outlet Centers
Initial Cost
Land	25,435
Buildings and Improvements	134,973
Costs Capitalized Subsequent to Acquisition
Land	450
Buildings and Improvements	60,237
Gross Amounts At Which Carried At Close of Period
Land	25,885
Buildings and Improvements	195,210
Total	221,095
Accumulated Depreciation	43,591
Lebanon Premium Outlets, Lebanon, TN | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,953
Initial Cost
Land	1,723
Buildings and Improvements	9,890
Gross Amounts At Which Carried At Close of Period
Land	1,723
Buildings and Improvements	9,890
Total	11,613
Accumulated Depreciation	303
Lee Premium Outlets, Lee, MA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	52,358
Initial Cost
Land	9,464
Buildings and Improvements	54,439
Gross Amounts At Which Carried At Close of Period
Land	9,464
Buildings and Improvements	54,439
Total	63,903
Accumulated Depreciation	1,264
Leesburg Corner Premium Outlets, Leesburg, VA | Premium Outlet Centers
Initial Cost
Land	7,190
Buildings and Improvements	162,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,392
Gross Amounts At Which Carried At Close of Period
Land	7,190
Buildings and Improvements	165,415
Total	172,605
Accumulated Depreciation	43,945
Liberty Village Premium Outlets, Flemington, NJ | Premium Outlet Centers
Initial Cost
Land	5,670
Buildings and Improvements	28,904
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,279
Gross Amounts At Which Carried At Close of Period
Land	5,670
Buildings and Improvements	31,183
Total	36,853
Accumulated Depreciation	12,391
Lighthouse Place Premium Outlets, Michigan City, IN | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	88,623
Initial Cost
Land	6,630
Buildings and Improvements	94,138
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,517
Gross Amounts At Which Carried At Close of Period
Land	6,630
Buildings and Improvements	99,655
Total	106,285
Accumulated Depreciation	30,715
Napa Premium Outlets, Napa, CA | Premium Outlet Centers
Initial Cost
Land	11,400
Buildings and Improvements	45,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,669
Gross Amounts At Which Carried At Close of Period
Land	11,400
Buildings and Improvements	46,692
Total	58,092
Accumulated Depreciation	13,132
North Bend Premium Outlets, North Bend, WA | Premium Outlet Centers
Initial Cost
Land	2,143
Buildings and Improvements	36,197
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,145
Gross Amounts At Which Carried At Close of Period
Land	2,143
Buildings and Improvements	38,342
Total	40,485
Accumulated Depreciation	8,182
North Georgia Premium Outlets, Dawsonville, GA | Premium Outlet Centers
Initial Cost
Land	4,300
Buildings and Improvements	132,325
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,324
Gross Amounts At Which Carried At Close of Period
Land	4,300
Buildings and Improvements	134,649
Total	138,949
Accumulated Depreciation	34,753
Orlando Premium Outlets - Vineland Ave., Orlando, FL | Premium Outlet Centers
Initial Cost
Land	14,040
Buildings and Improvements	304,410
Costs Capitalized Subsequent to Acquisition
Land	15,855
Buildings and Improvements	47,169
Gross Amounts At Which Carried At Close of Period
Land	29,895
Buildings and Improvements	351,579
Total	381,474
Accumulated Depreciation	65,172
Orlando Premium Outlets - International Dr., Orlando, FL | Premium Outlet Centers
Initial Cost
Land	35,365
Buildings and Improvements	449,563
Gross Amounts At Which Carried At Close of Period
Land	35,365
Buildings and Improvements	449,563
Total	484,928
Accumulated Depreciation	6,315
Osage Beach Premium Outlets, Osage Beach, MO | Premium Outlet Centers
Initial Cost
Land	9,460
Buildings and Improvements	85,804
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,484
Gross Amounts At Which Carried At Close of Period
Land	9,460
Buildings and Improvements	89,288
Total	98,748
Accumulated Depreciation	24,918
Petaluma Village Premium Outlets, Petaluma, CA | Premium Outlet Centers
Initial Cost
Land	13,322
Buildings and Improvements	14,067
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	322
Gross Amounts At Which Carried At Close of Period
Land	13,322
Buildings and Improvements	14,389
Total	27,711
Accumulated Depreciation	7,815
Philadelphia Premium Outlets, Limerick, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	190,000
Initial Cost
Land	16,676
Buildings and Improvements	105,249
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,227
Gross Amounts At Which Carried At Close of Period
Land	16,676
Buildings and Improvements	119,476
Total	136,152
Accumulated Depreciation	19,305
Pismo Beach Premium Outlets, Pismo Beach, CA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	33,850
Initial Cost
Land	3,837
Buildings and Improvements	24,751
Gross Amounts At Which Carried At Close of Period
Land	3,837
Buildings and Improvements	24,751
Total	28,588
Accumulated Depreciation	736
Pleasant Prairie Premium Outlets, Pleasant Prairie, WI | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	99,351
Initial Cost
Land	15,870
Buildings and Improvements	126,841
Gross Amounts At Which Carried At Close of Period
Land	15,870
Buildings and Improvements	126,841
Total	142,711
Accumulated Depreciation	2,117
Puerto Rico Premium Outlets, Barceloneta, PR | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	74,516
Initial Cost
Land	20,716
Buildings and Improvements	112,948
Gross Amounts At Which Carried At Close of Period
Land	20,716
Buildings and Improvements	112,948
Total	133,664
Accumulated Depreciation	3,352
Queenstown Premium Outlets, Queenstown, MD | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,150
Initial Cost
Land	7,005
Buildings and Improvements	65,801
Gross Amounts At Which Carried At Close of Period
Land	7,005
Buildings and Improvements	65,801
Total	72,806
Accumulated Depreciation	1,211
Rio Grande Valley Premium Outlets, Mercedes, TX | Premium Outlet Centers
Initial Cost
Land	12,229
Buildings and Improvements	41,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	35,104
Gross Amounts At Which Carried At Close of Period
Land	12,229
Buildings and Improvements	76,651
Total	88,880
Accumulated Depreciation	16,203
Round Rock Premium Outlets, Round Rock, TX | Premium Outlet Centers
Initial Cost
Land	21,977
Buildings and Improvements	82,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	478
Gross Amounts At Which Carried At Close of Period
Land	21,977
Buildings and Improvements	82,730
Total	104,707
Accumulated Depreciation	20,621
San Marcos Premium Outlets, San Marcos, TX | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	147,523
Initial Cost
Land	18,482
Buildings and Improvements	254,079
Gross Amounts At Which Carried At Close of Period
Land	18,482
Buildings and Improvements	254,079
Total	272,561
Accumulated Depreciation	3,602
Seattle Premium Outlets, Seattle, WA | Premium Outlet Centers
Initial Cost
Buildings and Improvements	103,722
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,985
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	120,707
Total	120,707
Accumulated Depreciation	26,934
St. Augustine Premium Outlets, St. Augustine, FL | Premium Outlet Centers
Initial Cost
Land	6,090
Buildings and Improvements	57,670
Costs Capitalized Subsequent to Acquisition
Land	2
Buildings and Improvements	7,356
Gross Amounts At Which Carried At Close of Period
Land	6,092
Buildings and Improvements	65,026
Total	71,118
Accumulated Depreciation	19,587
The Crossings Premium Outlets, Tannersville, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,927
Initial Cost
Land	7,720
Buildings and Improvements	172,931
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,311
Gross Amounts At Which Carried At Close of Period
Land	7,720
Buildings and Improvements	183,242
Total	190,962
Accumulated Depreciation	39,629
Vacaville Premium Outlets, Vacaville, CA | Premium Outlet Centers
Initial Cost
Land	9,420
Buildings and Improvements	84,850
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,183
Gross Amounts At Which Carried At Close of Period
Land	9,420
Buildings and Improvements	93,033
Total	102,453
Accumulated Depreciation	28,247
Waikele Premium Outlets, Waipahu, HI | Premium Outlet Centers
Initial Cost
Land	22,630
Buildings and Improvements	77,316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,335
Gross Amounts At Which Carried At Close of Period
Land	22,630
Buildings and Improvements	79,651
Total	102,281
Accumulated Depreciation	22,173
Waterloo Premium Outlets, Waterloo, NY | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	72,822
Initial Cost
Land	3,230
Buildings and Improvements	75,277
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,621
Gross Amounts At Which Carried At Close of Period
Land	3,230
Buildings and Improvements	81,898
Total	85,128
Accumulated Depreciation	24,337
Williamsburg Premium Outlets, Williamsburg, VA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	105,916
Initial Cost
Land	11,124
Buildings and Improvements	219,681
Gross Amounts At Which Carried At Close of Period
Land	11,124
Buildings and Improvements	219,681
Total	230,805
Accumulated Depreciation	3,414
Woodbury Common Premium Outlets, Central Valley, NY | Premium Outlet Centers
Initial Cost
Land	11,110
Buildings and Improvements	862,559
Costs Capitalized Subsequent to Acquisition
Land	1,658
Buildings and Improvements	4,580
Gross Amounts At Which Carried At Close of Period
Land	12,768
Buildings and Improvements	867,139
Total	879,907
Accumulated Depreciation	178,108
Wrentham Village Premium Outlets, Wrentham, MA | Premium Outlet Centers
Initial Cost
Land	4,900
Buildings and Improvements	282,031
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,057
Gross Amounts At Which Carried At Close of Period
Land	4,900
Buildings and Improvements	287,088
Total	291,988
Accumulated Depreciation	66,343
Arboretum at Great Hills, Austin, TX | Community/Lifestyle Centers
Initial Cost
Land	7,640
Buildings and Improvements	36,774
Costs Capitalized Subsequent to Acquisition
Land	71
Buildings and Improvements	8,582
Gross Amounts At Which Carried At Close of Period
Land	7,711
Buildings and Improvements	45,356
Total	53,067
Accumulated Depreciation	16,363
Bloomingdale Court, Bloomingdale, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	26,262
Initial Cost
Land	8,748
Buildings and Improvements	26,184
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,696
Gross Amounts At Which Carried At Close of Period
Land	8,748
Buildings and Improvements	35,880
Total	44,628
Accumulated Depreciation	18,087
Charles Towne Square, Charleston, SC | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	1,768
Costs Capitalized Subsequent to Acquisition
Land	370
Buildings and Improvements	10,636
Gross Amounts At Which Carried At Close of Period
Land	370
Buildings and Improvements	12,404
Total	12,774
Accumulated Depreciation	7,616
Chesapeake Center, Chesapeake, VA | Community/Lifestyle Centers
Initial Cost
Land	5,352
Buildings and Improvements	12,279
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	753
Gross Amounts At Which Carried At Close of Period
Land	5,352
Buildings and Improvements	13,032
Total	18,384
Accumulated Depreciation	5,340
Countryside Plaza, Countryside, IL | Community/Lifestyle Centers
Initial Cost
Land	332
Buildings and Improvements	8,507
Costs Capitalized Subsequent to Acquisition
Land	2,554
Buildings and Improvements	9,182
Gross Amounts At Which Carried At Close of Period
Land	2,886
Buildings and Improvements	17,689
Total	20,575
Accumulated Depreciation	8,518
Dare Centre, Kill Devil Hills, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,586
Initial Cost
Buildings and Improvements	5,702
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	202
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,904
Total	5,904
Accumulated Depreciation	1,117
DeKalb Plaza, King of Prussia, PA | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	2,815
Initial Cost
Land	1,955
Buildings and Improvements	3,405
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,139
Gross Amounts At Which Carried At Close of Period
Land	1,955
Buildings and Improvements	4,544
Total	6,499
Accumulated Depreciation	1,907
Forest Plaza, Rockford, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	18,685
Initial Cost
Land	4,132
Buildings and Improvements	16,818
Costs Capitalized Subsequent to Acquisition
Land	453
Buildings and Improvements	11,456
Gross Amounts At Which Carried At Close of Period
Land	4,585
Buildings and Improvements	28,274
Total	32,859
Accumulated Depreciation	10,851
Gateway Shopping Center, Austin, TX | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	87,000
Initial Cost
Land	24,549
Buildings and Improvements	81,437
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,775
Gross Amounts At Which Carried At Close of Period
Land	24,549
Buildings and Improvements	91,212
Total	115,761
Accumulated Depreciation	24,639
Great Lakes Plaza, Mentor, OH | Community/Lifestyle Centers
Initial Cost
Land	1,028
Buildings and Improvements	2,025
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,574
Gross Amounts At Which Carried At Close of Period
Land	1,028
Buildings and Improvements	5,599
Total	6,627
Accumulated Depreciation	1,946
Greenwood Plus, Greenwood, IN | Community/Lifestyle Centers
Initial Cost
Land	1,129
Buildings and Improvements	1,792
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,737
Gross Amounts At Which Carried At Close of Period
Land	1,129
Buildings and Improvements	5,529
Total	6,658
Accumulated Depreciation	3,048
Henderson Square, King of Prussia, PA | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	14,100
Initial Cost
Land	4,223
Buildings and Improvements	15,124
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	746
Gross Amounts At Which Carried At Close of Period
Land	4,223
Buildings and Improvements	15,870
Total	20,093
Accumulated Depreciation	3,522
Highland Lakes Center, Orlando, FL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	14,641
Initial Cost
Land	7,138
Buildings and Improvements	25,284
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,581
Gross Amounts At Which Carried At Close of Period
Land	7,138
Buildings and Improvements	26,865
Total	34,003
Accumulated Depreciation	15,578
Ingram Plaza, San Antonio, TX | Community/Lifestyle Centers
Initial Cost
Land	421
Buildings and Improvements	1,802
Costs Capitalized Subsequent to Acquisition
Land	4
Buildings and Improvements	59
Gross Amounts At Which Carried At Close of Period
Land	425
Buildings and Improvements	1,861
Total	2,286
Accumulated Depreciation	1,270
Keystone Shoppes, Indianapolis, IN | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	4,232
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	935
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,167
Total	5,167
Accumulated Depreciation	2,016
Lake Plaza, Waukegan, IL | Community/Lifestyle Centers
Initial Cost
Land	2,487
Buildings and Improvements	6,420
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,082
Gross Amounts At Which Carried At Close of Period
Land	2,487
Buildings and Improvements	7,502
Total	9,989
Accumulated Depreciation	3,855
Lake View Plaza, Orland Park, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,885
Initial Cost
Land	4,702
Buildings and Improvements	17,543
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,176
Gross Amounts At Which Carried At Close of Period
Land	4,702
Buildings and Improvements	30,719
Total	35,421
Accumulated Depreciation	15,274
Lakeline Plaza, Austin, TX | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	17,504
Initial Cost
Land	5,822
Buildings and Improvements	30,875
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,498
Gross Amounts At Which Carried At Close of Period
Land	5,822
Buildings and Improvements	37,373
Total	43,195
Accumulated Depreciation	15,467
Lima Center, Lima, OH | Community/Lifestyle Centers
Initial Cost
Land	1,781
Buildings and Improvements	5,151
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,860
Gross Amounts At Which Carried At Close of Period
Land	1,781
Buildings and Improvements	12,011
Total	13,792
Accumulated Depreciation	5,244
Lincoln Crossing, O'Fallon, IL | Community/Lifestyle Centers
Initial Cost
Land	674
Buildings and Improvements	2,192
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	784
Gross Amounts At Which Carried At Close of Period
Land	674
Buildings and Improvements	2,976
Total	3,650
Accumulated Depreciation	1,358
Lincoln Plaza, King of Prussia, PA | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	21,299
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,289
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	24,588
Total	24,588
Accumulated Depreciation	10,034
MacGregor Village, Cary, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	6,378
Initial Cost
Land	502
Buildings and Improvements	8,897
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	249
Gross Amounts At Which Carried At Close of Period
Land	502
Buildings and Improvements	9,146
Total	9,648
Accumulated Depreciation	1,717
Mall of Georgia Crossing, Mill Creek, GA | Community/Lifestyle Centers
Initial Cost
Land	9,506
Buildings and Improvements	32,892
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	311
Gross Amounts At Which Carried At Close of Period
Land	9,506
Buildings and Improvements	33,203
Total	42,709
Accumulated Depreciation	12,982
Markland Plaza, Kokomo, IN | Community/Lifestyle Centers
Initial Cost
Land	206
Buildings and Improvements	738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,285
Gross Amounts At Which Carried At Close of Period
Land	206
Buildings and Improvements	7,023
Total	7,229
Accumulated Depreciation	3,274
Martinsville Plaza, Martinsville, VA | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	584
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	408
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	992
Total	992
Accumulated Depreciation	768
Matteson Plaza, Matteson, IL | Community/Lifestyle Centers
Initial Cost
Land	1,771
Buildings and Improvements	9,737
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,750
Gross Amounts At Which Carried At Close of Period
Land	1,771
Buildings and Improvements	12,487
Total	14,258
Accumulated Depreciation	6,818
Muncie Plaza, Muncie, IN | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	7,277
Initial Cost
Land	267
Buildings and Improvements	10,509
Costs Capitalized Subsequent to Acquisition
Land	87
Buildings and Improvements	1,583
Gross Amounts At Which Carried At Close of Period
Land	354
Buildings and Improvements	12,092
Total	12,446
Accumulated Depreciation	4,763
New Castle Plaza, New Castle, IN | Community/Lifestyle Centers
Initial Cost
Land	128
Buildings and Improvements	1,621
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,457
Gross Amounts At Which Carried At Close of Period
Land	128
Buildings and Improvements	3,078
Total	3,206
Accumulated Depreciation	1,659
North Ridge Plaza, Joliet, IL | Community/Lifestyle Centers
Initial Cost
Land	2,831
Buildings and Improvements	7,699
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,464
Gross Amounts At Which Carried At Close of Period
Land	2,831
Buildings and Improvements	12,163
Total	14,994
Accumulated Depreciation	5,370
North Ridge Shopping Center, Raleigh, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	7,790
Initial Cost
Land	385
Buildings and Improvements	12,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	610
Gross Amounts At Which Carried At Close of Period
Land	385
Buildings and Improvements	13,448
Total	13,833
Accumulated Depreciation	2,634
Northwood Plaza, Fort Wayne, IN | Community/Lifestyle Centers
Initial Cost
Land	148
Buildings and Improvements	1,414
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,682
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,096
Total	3,244
Accumulated Depreciation	1,991
Palms Crossing, McAllen, TX | Community/Lifestyle Centers
Initial Cost
Land	13,496
Buildings and Improvements	45,925
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,074
Gross Amounts At Which Carried At Close of Period
Land	13,496
Buildings and Improvements	54,999
Total	68,495
Accumulated Depreciation	8,082
Pier Park, Panama City Beach, FL | Community/Lifestyle Centers
Initial Cost
Land	23,586
Buildings and Improvements	73,158
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	41,394
Gross Amounts At Which Carried At Close of Period
Land	23,586
Buildings and Improvements	114,552
Total	138,138
Accumulated Depreciation	13,515
Regency Plaza, St. Charles, MO | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	3,893
Initial Cost
Land	616
Buildings and Improvements	4,963
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	583
Gross Amounts At Which Carried At Close of Period
Land	616
Buildings and Improvements	5,546
Total	6,162
Accumulated Depreciation	2,650
Richardson Square, Richardson, TX | Community/Lifestyle Centers
Initial Cost
Land	6,285
Costs Capitalized Subsequent to Acquisition
Land	990
Buildings and Improvements	15,323
Gross Amounts At Which Carried At Close of Period
Land	7,275
Buildings and Improvements	15,323
Total	22,598
Accumulated Depreciation	1,467
Rockaway Commons, Rockaway, NJ | Community/Lifestyle Centers
Initial Cost
Land	5,149
Buildings and Improvements	26,435
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,713
Gross Amounts At Which Carried At Close of Period
Land	5,149
Buildings and Improvements	34,148
Total	39,297
Accumulated Depreciation	9,132
Rockaway Town Plaza, Rockaway, NJ | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	18,698
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	1,961
Gross Amounts At Which Carried At Close of Period
Land	2,225
Buildings and Improvements	20,659
Total	22,884
Accumulated Depreciation	3,848
Shops at Arbor Walk, The, Austin, TX | Community/Lifestyle Centers
Initial Cost
Land	930
Buildings and Improvements	42,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,295
Gross Amounts At Which Carried At Close of Period
Land	930
Buildings and Improvements	46,841
Total	47,771
Accumulated Depreciation	7,189
Shops at North East Mall, The, Hurst, TX | Community/Lifestyle Centers
Initial Cost
Land	12,541
Buildings and Improvements	28,177
Costs Capitalized Subsequent to Acquisition
Land	402
Buildings and Improvements	4,065
Gross Amounts At Which Carried At Close of Period
Land	12,943
Buildings and Improvements	32,242
Total	45,185
Accumulated Depreciation	15,380
St. Charles Towne Plaza, Waldorf, MD | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,303
Initial Cost
Land	8,377
Buildings and Improvements	18,993
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,354
Gross Amounts At Which Carried At Close of Period
Land	8,377
Buildings and Improvements	22,347
Total	30,724
Accumulated Depreciation	11,163
Teal Plaza, Lafayette, IN | Community/Lifestyle Centers
Initial Cost
Land	99
Buildings and Improvements	878
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,769
Gross Amounts At Which Carried At Close of Period
Land	99
Buildings and Improvements	2,647
Total	2,746
Accumulated Depreciation	1,604
Terrace at the Florida Mall, Orlando, FL | Community/Lifestyle Centers
Initial Cost
Land	2,150
Buildings and Improvements	7,623
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,151
Gross Amounts At Which Carried At Close of Period
Land	2,150
Buildings and Improvements	12,774
Total	14,924
Accumulated Depreciation	5,340
Tippecanoe Plaza, Lafayette, IN | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	745
Costs Capitalized Subsequent to Acquisition
Land	234
Buildings and Improvements	5,169
Gross Amounts At Which Carried At Close of Period
Land	234
Buildings and Improvements	5,914
Total	6,148
Accumulated Depreciation	3,330
University Center, Mishawaka, IN | Community/Lifestyle Centers
Initial Cost
Land	3,071
Buildings and Improvements	7,413
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,754
Gross Amounts At Which Carried At Close of Period
Land	3,071
Buildings and Improvements	9,167
Total	12,238
Accumulated Depreciation	7,095
Washington Plaza, Indianapolis, IN | Community/Lifestyle Centers
Initial Cost
Land	941
Buildings and Improvements	1,697
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	447
Gross Amounts At Which Carried At Close of Period
Land	941
Buildings and Improvements	2,144
Total	3,085
Accumulated Depreciation	2,604
Waterford Lakes Town Center, Orlando, FL | Community/Lifestyle Centers
Initial Cost
Land	8,679
Buildings and Improvements	72,836
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,052
Gross Amounts At Which Carried At Close of Period
Land	8,679
Buildings and Improvements	86,888
Total	95,567
Accumulated Depreciation	37,570
West Ridge Plaza, Topeka, KS | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	4,866
Initial Cost
Land	1,376
Buildings and Improvements	4,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,926
Gross Amounts At Which Carried At Close of Period
Land	1,376
Buildings and Improvements	6,486
Total	7,862
Accumulated Depreciation	3,253
White Oaks Plaza, Springfield, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	14,554
Initial Cost
Land	3,169
Buildings and Improvements	14,267
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,029
Gross Amounts At Which Carried At Close of Period
Land	3,169
Buildings and Improvements	17,296
Total	20,465
Accumulated Depreciation	7,637
Wolf Ranch Town Center, Georgetown, TX | Community/Lifestyle Centers
Initial Cost
Land	21,785
Buildings and Improvements	51,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,024
Gross Amounts At Which Carried At Close of Period
Land	21,785
Buildings and Improvements	58,571
Total	80,356
Accumulated Depreciation	12,211
Crossville Outlet Center, Crossville, TN | Other Properties
Initial Cost
Land	263
Buildings and Improvements	4,380
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	208
Gross Amounts At Which Carried At Close of Period
Land	263
Buildings and Improvements	4,588
Total	4,851
Accumulated Depreciation	1,005
Factory Merchants Branson, Branson, MO | Other Properties
Initial Cost
Buildings and Improvements	19,637
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,251
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	21,888
Total	21,888
Accumulated Depreciation	7,704
The Shoppes at Branson Meadows, Branson, MO | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	8,858
Initial Cost
Buildings and Improvements	5,205
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	457
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,662
Total	5,662
Accumulated Depreciation	1,033
Factory Stores of America - Boaz, AL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	2,590
Initial Cost
Buildings and Improvements	924
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	43
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	967
Total	967
Accumulated Depreciation	160
Factory Stores of America - Georgetown, KY | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	6,140
Initial Cost
Land	148
Buildings and Improvements	3,610
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	49
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,659
Total	3,807
Accumulated Depreciation	666
Factory Stores of America - Graceville, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,823
Initial Cost
Land	12
Buildings and Improvements	408
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	116
Gross Amounts At Which Carried At Close of Period
Land	12
Buildings and Improvements	524
Total	536
Accumulated Depreciation	84
Factory Stores of America - Lebanon. MO | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,534
Initial Cost
Land	24
Buildings and Improvements	214
Gross Amounts At Which Carried At Close of Period
Land	24
Buildings and Improvements	214
Total	238
Accumulated Depreciation	56
Factory Stores of America - Nebraska City, NE | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,439
Initial Cost
Land	26
Buildings and Improvements	566
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	31
Gross Amounts At Which Carried At Close of Period
Land	26
Buildings and Improvements	597
Total	623
Accumulated Depreciation	117
Factory Stores of America - Story City, IA | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,780
Initial Cost
Land	7
Buildings and Improvements	526
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5
Gross Amounts At Which Carried At Close of Period
Land	7
Buildings and Improvements	531
Total	538
Accumulated Depreciation	93
Florida City Outlet Center, Florida City, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	10,995
Initial Cost
Land	1,080
Buildings and Improvements	2,874
Gross Amounts At Which Carried At Close of Period
Land	1,080
Buildings and Improvements	2,874
Total	3,954
Accumulated Depreciation	115
Huntley Outlet Center, Huntley, IL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	30,753
Initial Cost
Land	1,154
Buildings and Improvements	3,720
Gross Amounts At Which Carried At Close of Period
Land	1,154
Buildings and Improvements	3,720
Total	4,874
Accumulated Depreciation	130
Nanuet Mall, Nanuet, NY | Other Properties
Initial Cost
Land	27,310
Buildings and Improvements	162,993
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,207
Gross Amounts At Which Carried At Close of Period
Land	27,310
Buildings and Improvements	166,200
Total	193,510
Accumulated Depreciation	165,293
Naples Outlet Center, Naples, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	16,531
Initial Cost
Land	906
Buildings and Improvements	1,363
Gross Amounts At Which Carried At Close of Period
Land	906
Buildings and Improvements	1,363
Total	2,269
Accumulated Depreciation	47
Outlet Marketplace, Orlando, FL | Other Properties
Initial Cost
Land	6,587
Buildings and Improvements	6,274
Gross Amounts At Which Carried At Close of Period
Land	6,587
Buildings and Improvements	6,274
Total	12,861
Accumulated Depreciation	261
University Mall, Pensacola, FL | Other Properties
Initial Cost
Land	4,256
Buildings and Improvements	26,657
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,394
Gross Amounts At Which Carried At Close of Period
Land	4,256
Buildings and Improvements	30,051
Total	34,307
Accumulated Depreciation	29,135
Merrimack Premium Outlets | Development Projects
Initial Cost
Land	17,306
Buildings and Improvements	20,300
Gross Amounts At Which Carried At Close of Period
Land	17,306
Buildings and Improvements	20,300
Total	37,606
Other pre-development costs | Development Projects
Initial Cost
Land	20,336
Buildings and Improvements	997
Gross Amounts At Which Carried At Close of Period
Land	20,336
Buildings and Improvements	997
Total	21,333
Accumulated Depreciation	391
Other
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	72,175
Initial Cost
Land	9,791
Buildings and Improvements	108,705
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,266
Gross Amounts At Which Carried At Close of Period
Land	9,791
Buildings and Improvements	109,971
Total	119,762
Accumulated Depreciation	$ 9,313

Document and Entity Information (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Entity Registrant Name	SIMON PROPERTY GROUP INC /DE/
Entity Central Index Key	0001063761
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 23,170
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Class A common stock
Entity Common Stock, Shares Outstanding	296,958,538
Class B common stock
Entity Common Stock, Shares Outstanding	8,000